UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

May 31, 2010 (Unaudited)

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Shares, Contracts or Principal Amount	Value
Common Stocks - 97.8%

Consumer Discretionary - 11.1%

Apparel Retail - 0.7%
Limited Brands, Inc. (1)	54,950	$1,366,057
Apparel, Accessories & Luxury Goods - 0.5%
Coach, Inc.	23,570	968,963
Auto Parts & Equipment - 0.5%
Johnson Controls, Inc.	29,550	843,061
Automobile Manufacturers - 1.3%
Ford Motor Co. (1) (2)	114,430	1,342,264
Thor Industries, Inc. (1)	32,480	947,117

		2,289,381
Cable & Satellite - 2.0%
DISH Network Corp., Class A	87,900	1,832,715
Time Warner Cable, Inc.	34,500	1,888,185

		3,720,900
Department Stores - 0.8%
Macy’s, Inc.	66,970	1,487,404
General Merchandise Stores - 0.5%
Target Corp. (1)	15,890	866,482
Household Appliances - 1.5%
Whirlpool Corp.	26,975	2,817,269
Housewares & Specialties - 0.8%
Jarden Corp.	46,930	1,366,132
Movies & Entertainment - 2.5%
News Corp., Class A (1)	143,600	1,895,520
Regal Entertainment Group, Class A	61,780	941,527
Time Warner, Inc.	53,400	1,654,866

		4,491,913

Total Consumer Discretionary		20,217,562

Consumer Staples - 5.3%

Drug Retail - 0.7%
CVS Caremark Corp.	35,490	1,229,019
Packaged Foods & Meats - 2.4%
ConAgra Foods, Inc.	63,060	1,524,791
Kraft Foods, Inc., Class A	39,660	1,134,276
Sara Lee Corp.	119,310	1,690,622

		4,349,689
Tobacco - 2.2%
Altria Group, Inc.	85,120	1,727,085
Philip Morris International, Inc.	31,015	1,368,382
Reynolds American, Inc.	19,660	1,025,072

		4,120,539

Total Consumer Staples		9,699,247

Energy - 16.8%

Coal & Consumable Fuels - 0.8%
Alpha Natural Resources, Inc. (1) (2)	39,660	1,521,754

Integrated Oil & Gas - 9.8%
Chevron Corp. (1)	86,800	6,411,916
ConocoPhillips	106,540	5,525,164
Exxon Mobil Corp. (1)	24,850	1,502,431
Hess Corp.	25,500	1,356,600
Marathon Oil Corp.	97,640	3,035,628

		17,831,739
Oil & Gas-Equipment & Services - 2.4%
Halliburton Co.	80,290	1,993,601
National Oilwell Varco, Inc.	60,870	2,320,973

		4,314,574
Oil & Gas-Exploration & Production - 3.2%
Anadarko Petroleum Corp.	25,025	1,309,558
Apache Corp.	14,130	1,265,200
Chesapeake Energy Corp. (1)	73,570	1,643,554
Cimarex Energy Co. (1)	21,175	1,555,939

		5,774,251
Oil & Gas-Storage & Transportation - 0.6%
Williams Cos., Inc.	54,890	1,084,078

Total Energy		30,526,396

Financials - 23.1%

Asset Management & Custody Banks - 1.5%
Ameriprise Financial, Inc.	70,170	2,792,064
Consumer Finance - 2.2%
Capital One Financial Corp. (1)	47,220	1,950,186
Discover Financial Services	145,400	1,955,630

		3,905,816
Diversified Banks - 3.6%
U.S. Bancorp	87,275	2,091,109
Wells Fargo & Co. (1)	152,325	4,370,204

		6,461,313
Investment Banking & Brokerage - 3.7%
Goldman Sachs Group, Inc.	27,590	3,980,133
Morgan Stanley	100,545	2,725,775

		6,705,908
Life & Health Insurance - 1.3%
Prudential Financial, Inc.	40,760	2,352,259
Multi-Line Insurance - 1.0%
Hartford Financial Services Group, Inc.	74,410	1,865,459
Other Diversified Financial Services - 6.1%
Bank of America Corp.	323,530	5,092,362
JPMorgan Chase & Co.	151,120	5,981,330

		11,073,692
Property & Casualty Insurance - 1.1%
Travelers Cos., Inc.	40,240	1,990,673
Regional Banks - 1.5%
PNC Financial Services Group, Inc. (1)	43,365	2,721,154
Specialized Finance - 0.6%
CME Group, Inc.	3,720	1,177,938
Specialized REIT’s - 0.5%
Public Storage	10,130	938,950

Total Financials		41,985,226

Healthcare - 9.7%

Biotechnology - 1.1%
Amgen, Inc. (2)	24,835	1,285,956

Gilead Sciences, Inc. (2)	20,330	730,254

		2,016,210
Healthcare Distributors - 2.3%
AmerisourceBergen Corp.	82,715	2,587,325
McKesson Corp.	23,790	1,665,300

		4,252,625
Healthcare Facilities - 0.6%
Community Health Systems, Inc. (1) (2)	28,360	1,105,473
Healthcare Services - 0.6%
Medco Health Solutions, Inc. (2)	18,290	1,054,418
Managed Healthcare - 0.7%
Humana, Inc. (1) (2)	13,515	622,366
UnitedHealth Group, Inc.	19,695	572,533

		1,194,899
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co. (1)	100,140	2,324,250
Forest Laboratories, Inc. (2)	57,565	1,489,782
Johnson & Johnson	33,740	1,967,042
Pfizer, Inc.	150,435	2,291,125

		8,072,199

Total Healthcare		17,695,824

Industrials - 12.6%

Aerospace & Defense - 4.0%
General Dynamics Corp.	49,275	3,345,773
Honeywell International, Inc.	25,400	1,086,358
Northrop Grumman Corp.	18,225	1,102,430
Raytheon Co. (1)	34,100	1,787,181

		7,321,742
Commercial Printing - 0.7%
R. R. Donnelley & Sons Co.	67,400	1,291,384
Construction & Farm Machinery & Heavy Trucks - 0.8%
Bucyrus International, Inc. (1)	11,800	632,008
Joy Global, Inc.	13,870	707,370

		1,339,378
Electrical Components & Equipment - 1.7%
Cooper Industries, PLC	26,550	1,247,053
Emerson Electric Co.	40,165	1,865,263

		3,112,316
Industrial Conglomerates - 3.0%
General Electric Co.	333,140	5,446,839
Industrial Machinery - 1.1%
Crane Co.	28,720	934,261
Ingersoll-Rand Co., Ltd., Class A (1)	28,290	1,055,500

		1,989,761
Railroads - 1.3%
CSX Corp.	45,800	2,393,050

Total Industrials		22,894,470

Information Technology - 7.5%

Communications Equipment - 0.5%
Harris Corp.	21,100	989,801
Computer Hardware - 2.4%
Apple, Inc. (2)	9,250	2,378,730
Hewlett-Packard Co.	42,515	1,956,115

		4,334,845
Computer Storage & Peripherals - 0.9%
Western Digital Corp. (1) (2)	44,460	1,547,653

Consulting & Other Services - 0.5%
International Business Machines Corp.	7,405	927,550
Data Processing & Outsourced Services - 1.0%
Computer Sciences Corp. (2)	35,830	1,791,142
Electronic Manufacturing Services - 0.4%
Jabil Circuit, Inc. (1)	57,590	788,407
Semiconductors - 1.4%
Intel Corp.	61,450	1,316,259
Marvell Technology Group, Ltd. (2)	61,580	1,168,788

		2,485,047
Systems Software - 0.4%
Oracle Corp.	34,410	776,634

Total Information Technology		13,641,079

Materials - 4.3%

Diversified Chemicals - 0.9%
Ashland, Inc.	30,395	1,629,476
Diversified Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. (1)	18,240	1,277,712
Metal & Glass Containers - 0.4%
Ball Corp.	15,870	781,598
Paper Products - 1.2%
International Paper Co.	88,795	2,062,708
Steel - 1.1%
Reliance Steel & Aluminum Co.	44,130	2,026,008

Total Materials		7,777,502

Telecommunication Services - 3.6%

Integrated Telecommunication Services - 3.6%
AT&T, Inc. (1)	112,295	2,728,769
Qwest Communications International, Inc.	452,110	2,369,056
Verizon Communications, Inc.	51,410	1,414,803

Total Telecommunication Services		6,512,628

Utilities - 3.8%

Electric Utilities - 1.4%
Edison International	57,690	1,866,849
FirstEnergy Corp. (1)	20,230	712,298

		2,579,147
Gas Utilities - 2.4%
ONEOK, Inc. (1)	64,355	2,861,867
UGI Corp.	53,790	1,406,070

		4,267,937

Total Utilities		6,847,084

Total Common Stocks (identified cost $157,626,962)		177,797,018
Purchased Call Options - 0.6%
Apache Corp., Exercise Price: $110.00, 1/22/2011 (2)	139	54,905
Bank of America Corp., Exercise Price: $15.00, 1/22/2011 (2)	1,961	537,314
Baxter International, Inc., Exercise Price: $45.00, 1/22/2011 (2)	220	57,200
Baxter International, Inc., Exercise Price: $50.00, 1/22/2011 (2)	220	26,400
CME Group, Inc., Exercise Price: $330.00, 1/22/2011 (2)	13	44,265
Dean Foods Co., Exercise Price: $10.00, 6/19/2010 (2)	325	27,625
Halliburton Co., Exercise Price: $30.00, 1/22/2011 (2)	458	124,805
Mastercard, Inc., Class A, Exercise Price: $220.00, 6/19/2010 (2)	40	7,400
McKesson Corp., Exercise Price: $70.00, 1/22/2011 (2)	180	118,800

Visa, Inc., Class A, Exercise Price: $80.00, 6/19/2010 (2)	200	9,000

Total Purchased Call Options (identified cost $1,052,339)		1,007,714
Short-Term Investments - 18.7%
Collateral Pool Investment for Securities on Loan - 16.9%
(See Note 2 of the Schedule of Investments)		30,787,735
Repurchase Agreement - 0.7%
Agreement with Morgan Stanley & Co., Inc., 0.180%, dated 5/28/2010, to be repurchased at $1,285,682 on 6/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 9/5/2013, with a market value of $1,322,361 (at amortized cost)	$1,285,656	1,285,656
U.S. Treasury Bills - 1.1%
0.154%, 6/17/2010 (11)	810,000	809,945
0.157%, 7/22/2010 (11)	1,160,000	1,159,771

Total U.S. Treasury Bills		1,969,716

Total Short-Term Investments (identified cost $34,043,082)		34,043,107

Total Investments — 117.1% (identified cost $192,722,383)		212,847,839
Other Assets and Liabilities - (17.1)%		(31,148,959)

Total Net Assets - 100.0%		$181,698,880

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Shares, Contracts or Principal Amount	Value
Common Stocks - 97.4%

Consumer Discretionary - 13.6%

Apparel Retail - 2.1%
Express, Inc. (1) (2)	250,000	$3,575,000
Apparel, Accessories & Luxury Goods - 0.8%
Under Armour, Inc., Class A (1) (2)	40,800	1,374,552
Casinos & Gaming - 1.0%
International Game Technology (1)	85,000	1,663,450
Computer & Electronics Retail - 1.6%
Best Buy Co., Inc.	65,000	2,746,250
Department Stores - 1.3%
Kohl’s Corp. (1) (2)	42,000	2,131,500
Education Services - 1.1%
Apollo Group, Inc., Class A (1) (2)	33,500	1,780,860
Internet Retail - 3.5%
Amazon.com, Inc. (1) (2)	22,500	2,822,850
Expedia, Inc.	92,500	1,994,300
priceline.com, Inc. (1) (2)	5,300	1,013,148

		5,830,298
Specialty Stores - 2.2%
Office Depot, Inc. (1) (2)	270,000	1,566,000
Staples, Inc. (1)	100,000	2,152,000

		3,718,000

Total Consumer Discretionary		22,819,910

Consumer Staples - 6.8%

Soft Drinks - 3.6%
Coca-Cola Co.	65,500	3,366,700
PepsiCo, Inc.	44,000	2,767,160

		6,133,860
Tobacco - 3.2%
Altria Group, Inc.	95,000	1,927,550
Philip Morris International, Inc.	76,500	3,375,180

		5,302,730

Total Consumer Staples		11,436,590

Energy - 8.0%

Coal & Consumable Fuels - 0.8%
Consol Energy, Inc.	35,000	1,276,800
Oil & Gas-Equipment & Services - 4.4%
Dresser-Rand Group, Inc. (2)	48,788	1,552,922
Halliburton Co.	75,000	1,862,250
National Oilwell Varco, Inc.	65,000	2,478,450
Schlumberger, Ltd.	27,500	1,544,125

		7,437,747
Oil & Gas-Exploration & Production - 2.8%
Brigham Exploration Co. (1) (2)	50,000	859,000
Petrohawk Energy Corp. (1) (2)	105,000	2,019,150

Southwestern Energy Co. (1) (2)	50,000	1,880,500

		4,758,650

Total Energy		13,473,197

Financials - 3.5%

Asset Management & Custody Banks - 2.5%
Ameriprise Financial, Inc.	60,100	2,391,379
Invesco Ltd.	99,800	1,852,288

		4,243,667
Diversified Banks - 1.0%
U.S. Bancorp	72,500	1,737,100

Total Financials		5,980,767

Healthcare - 15.7%

Biotechnology - 3.3%
Amgen, Inc. (2)	40,480	2,096,054
Gilead Sciences, Inc. (2)	98,300	3,530,936

		5,626,990
Healthcare Equipment - 2.0%
Baxter International, Inc.	77,600	3,277,048
Healthcare Services - 4.4%
Express Scripts, Inc. (1) (2)	36,400	3,661,840
Medco Health Solutions, Inc. (2)	66,000	3,804,900

		7,466,740
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (1) (2)	35,000	1,471,400
Pharmaceuticals - 5.1%
Abbott Laboratories	55,000	2,615,800
Allergan, Inc.	37,400	2,251,106
Merck & Co., Inc.	110,000	3,705,900

		8,572,806

Total Healthcare		26,414,984

Industrials - 10.4%

Construction & Engineering - 1.1%
Fluor Corp.	40,500	1,900,260
Electrical Components & Equipment - 1.9%
Emerson Electric Co.	30,000	1,393,200
SunPower Corp., Class B (1) (2)	155,000	1,796,450

		3,189,650
Human Resource & Employment Services - 1.0%
Manpower, Inc.	37,000	1,691,270
Industrial Conglomerates - 2.6%
General Electric Co.	164,500	2,689,575
McDermott International, Inc. (1) (2)	75,000	1,663,500

		4,353,075
Industrial Machinery - 2.6%
Illinois Tool Works, Inc. (1)	59,900	2,781,157
Parker Hannifin Corp.	25,700	1,579,522

		4,360,679
Trucking - 1.2%
Con-way, Inc. (1)	58,000	1,973,160

Total Industrials		17,468,094

Information Technology - 34.8%

Application Software - 1.2%
Adobe Systems, Inc. (1) (2)	65,000	2,085,200
Communications Equipment - 5.9%
Brocade Communications Systems, Inc. (1) (2)	265,000	1,444,250

Cisco Systems, Inc. (2)	186,500	4,319,340
QUALCOMM, Inc.	115,000	4,089,400

		9,852,990
Computer Hardware - 8.4%
Apple, Inc. (2)	36,200	9,309,192
Dell, Inc. (2)	93,000	1,239,690
Hewlett-Packard Co.	79,000	3,634,790

		14,183,672
Computer Storage & Peripherals - 1.6%
NetApp, Inc. (1) (2)	40,000	1,507,200
Seagate Technology (1) (2)	80,000	1,228,800

		2,736,000
Consulting & Other Services - 3.2%
International Business Machines Corp. (1)	43,000	5,386,180
Data Processing & Outsourced Services - 7.1%
Fidelity National Information Services, Inc.	80,000	2,201,600
MasterCard, Inc., Class A (1)	23,800	4,802,126
Paychex, Inc. (1)	70,000	1,997,800
Visa, Inc. (1)	40,400	2,927,384

		11,928,910
Internet Software & Services - 5.4%
eBay, Inc. (2)	77,000	1,648,570
Google, Inc., Class A (2)	15,400	7,471,772

		9,120,342
Systems Software - 2.0%
Microsoft Corp.	128,000	3,302,400

Total Information Technology		58,595,694

Materials - 4.6%

Diversified Chemicals - 1.2%
Dow Chemical Co.	75,500	2,031,705
Diversified Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc.	28,500	1,996,425
Specialty Chemicals - 1.1%
Albemarle Corp.	41,500	1,786,990
Steel - 1.1%
Steel Dynamics, Inc. (1)	128,200	1,880,694

Total Materials		7,695,814

Total Common Stocks (identified cost $156,337,644)		163,885,050
Purchased Call Options - 0.5%
Exxon Mobil Corp., Exercise Price: $60.00, 7/17/2010 (2)	555	139,583
Goldman Sachs Group, Exercise Price: $145.00, 7/17/2010 (2)	120	108,300
Intel Corp., Exercise Price: $22.00, 7/17/2010 (2)	1,000	78,000
JPMorgan Chase & Co., Exercise Price: $39.00, 7/17/2010 (2)	430	112,445
McDonald’s Corp., Exercise Price: $67.50, 7/17/2010 (2)	300	51,600
Microsoft Corp., Exercise Price: $27.00, 7/17/2010 (2)	1,250	95,625
Oracle Corp., Exercise Price: $23.00, 6/19/2010 (2)	1,150	48,300
Wal-Mart Stores, Inc., Exercise Price: $50.00, 7/17/2010 (2)	775	146,862

Total Purchased Call Options (identified cost $869,376)		780,715
Short-Term Investments - 27.5%
Collateral Pool Investment for Securities on Loan - 26.1%
(See Note 2 of the Schedule of Investments)		43,918,541

Repurchase Agreement - 1.4%
Agreement with Morgan Stanley & Co., Inc., 0.180%, dated 5/28/2010, to be repurchased at $2,349,922 on 6/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 2/5/2013, with a market value of $2,418,099 (at amortized cost)	$2,349,875	2,349,875

Total Short-Term Investments (identified cost $46,268,416)		46,268,416

Total Investments - 125.4% (identified cost $203,475,436)		210,934,181
Other Assets and Liabilities - (25.4)%		(42,706,775)

Total Net Assets - 100.0%		$168,227,406

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 98.0%

Consumer Discretionary - 14.3%

Advertising - 1.7%
Interpublic Group of Cos., Inc. (1) (2)	500,000	$4,175,000
Apparel Retail - 2.7%
Gap, Inc. (1)	134,000	2,921,200
Limited Brands, Inc. (1)	142,500	3,542,550

		6,463,750
Cable & Satellite - 2.4%
DIRECTV Group, Inc., Class A (1) (2)	64,300	2,423,467
Liberty Global, Inc. (1) (2)	132,500	3,418,500

		5,841,967
Catalog Retail - 1.5%
Liberty Media Corp. - Interactive (1) (2)	281,400	3,649,758
Department Stores - 1.1%
Kohl’s Corp. (1) (2)	50,700	2,573,025
Household Appliances - 1.5%
Whirlpool Corp. (1)	35,900	3,749,396
Internet Retail - 1.1%
Expedia, Inc.	119,300	2,572,108
Leisure Products - 1.2%
Mattel, Inc.	132,000	2,859,120
Specialty Stores - 1.1%
Staples, Inc.	120,600	2,595,312

Total Consumer Discretionary		34,479,436

Consumer Staples - 5.4%

Food Retail - 2.6%
Kroger Co.	124,400	2,504,172
Safeway, Inc.	167,300	3,704,022

		6,208,194
Packaged Foods & Meats - 1.6%
ConAgra Foods, Inc.	164,900	3,987,282
Tobacco - 1.2%
Lorillard, Inc.	39,800	2,845,302

Total Consumer Staples		13,040,778

Energy - 6.9%

Oil & Gas-Drilling - 2.8%
Helmerich & Payne, Inc. (1)	83,200	3,134,976
Noble Corp. (2)	126,100	3,665,727

		6,800,703
Oil & Gas-Equipment & Services - 1.9%
Oil States International, Inc. (2)	29,600	1,155,584
Tidewater, Inc.	80,800	3,378,248

		4,533,832
Oil & Gas-Exploration & Production - 2.2%
Noble Energy, Inc.	40,900	2,433,141

Plains Exploration & Production Co. (2)	136,000	3,005,600

		5,438,741

Total Energy		16,773,276

Financials - 24.6%

Asset Management & Custody Banks - 4.9%
Affiliated Managers Group, Inc. (1) (2)	47,900	3,432,035
Ameriprise Financial, Inc.	85,500	3,402,045
Invesco Ltd. (1)	157,600	2,925,056
State Street Corp.	57,600	2,198,592

		11,957,728
Consumer Finance - 3.2%
Capital One Financial Corp. (1)	94,100	3,886,330
Discover Financial Services	280,200	3,768,690

		7,655,020
Diversified Banks - 1.3%
Comerica, Inc.	84,700	3,227,070
Life & Health Insurance - 4.6%
Lincoln National Corp.	141,600	3,746,736
Principal Financial Group, Inc. (1)	128,900	3,504,791
Protective Life Corp.	179,200	3,856,384

		11,107,911
Office REIT’s - 1.2%
Mack-Cali Realty Corp. (1)	84,800	2,796,704
Property & Casualty Insurance - 1.0%
Hanover Insurance Group, Inc.	55,900	2,431,650
Regional Banks - 4.7%
Associated Banc-Corp. (1)	213,000	2,860,590
CapitalSource, Inc.	609,300	2,766,222
Fifth Third Bancorp (1)	234,410	3,044,986
Popular, Inc. (1) (2)	849,100	2,572,773

		11,244,571
Reinsurance - 2.7%
PartnerRe Ltd.	32,900	2,400,055
Reinsurance Group of America, Inc. (1)	87,100	4,091,087

		6,491,142
Specialized REIT’s - 1.0%
Sovran Self Storage, Inc. (1)	67,800	2,442,834

Total Financials		59,354,630

Healthcare - 8.7%

Healthcare Distributors - 2.2%
AmerisourceBergen Corp. (1)	169,400	5,298,832
Healthcare Facilities - 1.9%
Community Health Systems, Inc. (1) (2)	116,600	4,545,068
Healthcare Services - 1.6%
DaVita, Inc. (2)	61,400	3,894,602
Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc. (1) (2)	73,300	3,815,998
Managed Healthcare - 1.4%
CIGNA Corp.	102,900	3,444,063

Total Healthcare		20,998,563

Industrials - 12.1%
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. (1) (2)	86,000	3,591,360
Diversified Support Services - 1.5%
Cintas Corp. (1)	136,650	3,552,900

Electrical Components & Equipment - 2.7%
Cooper Industries, PLC	62,100	2,916,837
Thomas & Betts Corp. (1) (2)	93,100	3,569,454

		6,486,291
Environmental & Facilities Services - 1.3%
Republic Services, Inc.	109,000	3,174,080
Human Resource & Employment Services - 1.2%
Manpower, Inc.	64,000	2,925,440
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	76,200	2,963,418
Industrial Machinery - 1.6%
Eaton Corp. (1)	55,800	3,903,210
Marine - 1.1%
Diana Shipping, Inc. (1) (2)	194,700	2,640,132

Total Industrials		29,236,831

Information Technology - 10.9%

Application Software - 1.1%
Synopsys, Inc. (1) (2)	128,900	2,761,038
Computer Storage & Peripherals - 1.6%
Lexmark International, Inc., Class A (1) (2)	102,700	3,856,385
Consulting & Other Services - 1.5%
Amdocs, Ltd. (2)	122,600	3,494,100
Data Processing & Outsourced Services - 1.5%
Computer Sciences Corp. (2)	46,600	2,329,534
Western Union Co.	75,200	1,200,192

		3,529,726
Office Electronics - 1.3%
Xerox Corp. (1)	338,300	3,149,573
Semiconductors - 0.9%
Maxim Integrated Products, Inc. (1)	127,600	2,266,176

Technology Distributors - 3.0%
Avnet, Inc. (1) (2)	122,800	3,526,816
Ingram Micro, Inc. (2)	218,700	3,709,152

		7,235,968

Total Information Technology		26,292,966

Materials - 6.9%
Diversified Chemicals - 1.6%
PPG Industries, Inc.	60,330	3,865,343
Paper Packaging - 1.6%
Sealed Air Corp.	184,100	3,836,644
Paper Products - 1.5%
MeadWestvaco Corp. (1)	148,470	3,548,433
Steel - 2.2%
Nucor Corp. (1)	28,000	1,205,400
Reliance Steel & Aluminum Co.	90,100	4,136,491

		5,341,891

Total Materials		16,592,311

Telecommunication Services - 2.2%

Integrated Telecommunication Services - 2.2%
Qwest Communications International, Inc. (1)	993,050	5,203,582
Utilities - 6.0%
Electric Utilities - 1.5%
Edison International	110,700	3,582,252

Gas Utilities - 1.4%
EQT Corp. (1)	90,600	3,550,614
Multi-Utilities - 3.1%
CMS Energy Corp.	254,300	3,733,124
Sempra Energy	81,600	3,753,600

		7,486,724

Total Utilities		14,619,590

Total Common Stocks (identified cost $212,177,751)		236,591,963

Short-Term Investments - 37.4%

Collateral Pool Investment for Securities on Loan - 35.4% (See Note 2 of the Schedule of Investments)		85,516,229

Repurchase Agreement - 2.0%
Agreement with Morgan Stanley & Co., Inc., 0.180%, dated 5/28/2010, to be repurchased at $4,812,499 on 6/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 9/5/2013, with a market value of $4,937,559 (at amortized cost)	$4,812,403	4,812,403

Total Short-Term Investments (identified cost $90,328,632)		90,328,632

Total Investments - 135.4% (identified cost $302,506,383)		326,920,595
Other Assets and Liabilities - (35.4)%		(85,412,411)

Total Net Assets - 100.0%		$241,508,184

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.9%

Consumer Discretionary - 18.7%

Apparel Retail - 5.4%
Chico’s FAS, Inc.	182,900	$2,236,867
Gap, Inc. (1)	98,400	2,145,120
Guess?, Inc. (1)	51,800	1,967,882
Limited Brands, Inc. (1)	104,100	2,587,926
TJX Cos., Inc. (1)	58,500	2,659,410

		11,597,205
Apparel, Accessories & Luxury Goods - 2.4%
Coach, Inc.	64,200	2,639,262
Phillips-Van Heusen Corp.	45,570	2,494,046

		5,133,308
Automotive Retail - 1.3%
O’Reilly Automotive, Inc. (1) (2)	56,300	2,872,426
Department Stores - 1.2%
Kohl’s Corp. (1) (2)	49,800	2,527,350
General Merchandise Stores - 2.5%
Big Lots, Inc. (1) (2)	90,800	3,207,964
Dollar Tree, Inc. (1) (2)	35,000	2,190,650

		5,398,614
Homefurnishing Retail - 0.9%
Bed Bath & Beyond, Inc. (1) (2)	44,000	1,974,280
Hotels, Resorts & Cruise Lines - 0.8%
Marriott International, Inc., Class A (1)	54,100	1,809,645
Housewares & Specialties - 2.0%
Jarden Corp.	147,800	4,302,458
Specialized Consumer Services - 1.8%
Coinstar, Inc. (1) (2)	72,600	3,895,716
Specialty Stores - 0.4%
Tiffany & Co.	18,700	849,541

Total Consumer Discretionary		40,360,543

Consumer Staples - 2.2%

Soft Drinks - 2.2%
Heckmann Corp. (1) (2)	879,300	4,695,462

Energy - 9.1%

Oil & Gas-Exploration & Production - 9.1%
Energy XXI (Bermuda), Ltd. (1) (2)	621,013	9,880,317
McMoRan Exploration Co. (1) (2)	664,300	7,141,225
Petrohawk Energy Corp. (1) (2)	143,700	2,763,351

Total Energy		19,784,893

Financials - 3.9%

Asset Management & Custody Banks - 3.9%
Affiliated Managers Group, Inc. (1) (2)	39,300	2,815,845
Ameriprise Financial, Inc.	72,400	2,880,796
SEI Investments Co.	80,200	1,691,418
Waddell & Reed Financial, Inc., Class A (1)	38,200	1,024,142

Total Financials		8,412,201

Healthcare - 15.1%

Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (1) (2)	48,300	2,416,449
Healthcare Equipment - 2.5%
CareFusion Corp. (1) (2)	64,000	1,626,880
Edwards Lifesciences Corp. (1) (2)	40,200	2,031,306
NuVasive, Inc. (1) (2)	42,700	1,676,829

		5,335,015
Healthcare Facilities - 1.2%
Community Health Systems, Inc. (1) (2)	65,600	2,557,088
Healthcare Services - 4.3%
Amedisys, Inc. (1) (2)	42,300	2,103,156
Emergency Medical Services Corp., Class A (2)	53,400	2,860,638
Express Scripts, Inc. (1) (2)	42,600	4,285,560

		9,249,354
Life Sciences Tools & Services - 2.0%
Life Technologies Corp. (1) (2)	43,500	2,177,610
Mettler-Toledo International, Inc. (1) (2)	19,200	2,198,976

		4,376,586
Pharmaceuticals - 4.0%
Mylan, Inc. (1) (2)	80,900	1,572,696
Shire PLC, ADR (1)	43,500	2,662,635
Valeant Pharmaceuticals International (1) (2)	53,300	2,477,384
Watson Pharmaceuticals, Inc. (1) (2)	43,500	1,920,960

		8,633,675

Total Healthcare		32,568,167

Industrials - 16.7%

Aerospace & Defense - 1.0%
Goodrich Corp.	30,800	2,137,520
Construction & Farm Machinery & Heavy Trucks - 0.9%
Joy Global, Inc.	40,600	2,070,600
Electrical Components & Equipment - 5.9%
AMETEK, Inc.	53,400	2,168,040
Cooper Industries, PLC	56,000	2,630,320
Regal Beloit Corp.	42,700	2,574,383
Rockwell Automation, Inc. (1)	46,200	2,468,466
Roper Industries, Inc. (1)	49,600	2,877,792

		12,719,001
Industrial Conglomerates - 1.4%
Tyco International, Ltd.	82,500	2,985,675
Industrial Machinery - 4.0%
IDEX Corp. (1)	71,900	2,195,826
Ingersoll-Rand Co., Ltd., Class A (1)	64,200	2,395,302
Middleby Corp. (1) (2)	19,000	1,069,890
Parker Hannifin Corp.	47,600	2,925,496

		8,586,514
Railroads - 1.2%
Kansas City Southern (1) (2)	68,900	2,629,913
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Class A (1)	51,600	2,669,784
Trucking - 1.1%
J.B. Hunt Transport Services, Inc.	67,900	2,344,587

Total Industrials		36,143,594

Information Technology - 27.4%

Application Software - 4.4%
Ebix, Inc. (2)	458,800	7,010,464

Informatica Corp. (1) (2)	94,000	2,425,200

		9,435,664
Communications Equipment - 1.3%
JDS Uniphase Corp. (1) (2)	236,700	2,722,050
Computer Storage & Peripherals - 4.1%
Quantum Corp. (1) (2)	2,355,400	5,535,190
Western Digital Corp. (1) (2)	97,200	3,383,532

		8,918,722
Consulting & Other Services - 1.2%
Cognizant Technology Solutions Corp., Class A (1) (2)	53,500	2,677,140
Data Processing & Outsourced Services - 1.2%
Alliance Data Systems Corp. (1) (2)	37,300	2,635,618
Electronic Components - 1.1%
Amphenol Corp., Class A	55,300	2,344,720
Internet Software & Services - 1.9%
Equinix, Inc. (1) (2)	23,000	2,116,230
Rackspace Hosting, Inc. (1) (2)	114,600	2,016,960

		4,133,190
Semiconductor Equipment - 2.2%
ASML Holding N.V. (1)	75,300	2,127,978
Teradyne, Inc. (1) (2)	233,800	2,567,124

		4,695,102
Semiconductors - 7.1%
Cypress Semiconductor Corp. (1) (2)	203,600	2,319,004
Integrated Device Technology, Inc. (2)	262,300	1,531,832
LSI Corp. (1) (2)	400,900	2,136,797
Micron Technology, Inc. (1) (2)	384,500	3,495,105
ON Semiconductor Corp. (1) (2)	283,000	2,068,730
Power Integrations, Inc.	50,500	1,715,990
Silicon Laboratories, Inc. (1) (2)	45,600	2,071,608

		15,339,066
Systems Software - 2.9%
Check Point Software Technologies, Ltd. (1) (2)	71,900	2,205,173
Progress Software Corp. (2)	53,400	1,705,596
Rovi Corp. (1) (2)	66,200	2,471,908

		6,382,677

Total Information Technology		59,283,949

Materials - 2.7%

Diversified Metals & Mining - 1.4%
Taseko Mines, Ltd. (1) (2)	550,000	2,920,500
Industrial Gases - 1.3%
Praxair, Inc.	37,500	2,910,000

Total Materials		5,830,500

Telecommunication Services - 2.1%

Wireless Telecommunication Services - 2.1%
American Tower Corp., Class A (2)	56,000	2,269,680
Crown Castle International Corp. (1) (2)	62,200	2,303,266

Total Telecommunication Services		4,572,946

Total Common Stocks (identified cost $182,280,313)		211,652,255

Short-Term Investments - 49.6%

Collateral Pool Investment for Securities on Loan - 47.8% (See Note 2 of the Schedule of Investments)		103,141,405

Repurchase Agreement - 1.8%
Agreement with Morgan Stanley & Co., Inc., 0.180%, dated 5/28/2010, to be repurchased at $3,975,994 on 6/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 9/5/2013, with a market value of $4,077,760 (at amortized cost)	$3,975,914	3,975,914

Total Short-Term Investments (identified cost $107,117,319)		107,117,319

Total Investments - 147.5% (identified cost $289,397,632)		318,769,574
Other Assets and Liabilities - (47.5)%		(102,597,499)

Total Net Assets - 100.0%		$216,172,075

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.9%

Consumer Discretionary - 14.0%

Auto Parts & Equipment - 1.2%
Amerigon, Inc. (1) (2)	532,700	$4,698,414
Education Services - 0.8%
ChinaCast Education Corp. (2)	462,000	3,053,820
Footwear - 1.2%
Steven Madden, Ltd. (1) (2)	137,800	4,647,994
General Merchandise Stores - 1.6%
Big Lots, Inc. (1) (2)	165,900	5,861,247
Home Furnishings - 1.1%
La-Z-Boy, Inc. (1) (2)	346,600	4,114,142
Hotels, Resorts & Cruise Lines - 1.2%
Universal Travel Group (1) (2)	529,800	4,429,128
Housewares & Specialties - 1.6%
Jarden Corp.	212,600	6,188,786
Publishing - 1.4%
Dolan Media Co. (1) (2)	434,200	5,340,660
Restaurants - 2.1%
Biglari Holdings, Inc. (1) (2)	25,400	7,724,140
Specialized Consumer Services - 1.8%
Coinstar, Inc. (1) (2)	125,500	6,734,330

Total Consumer Discretionary		52,792,661

Consumer Staples - 3.4%

Personal Products - 0.8%
China-Biotics, Inc. (1) (2)	203,800	2,918,416
Soft Drinks - 2.6%
Heckmann Corp. (1) (2)	1,836,400	9,806,376

Total Consumer Staples		12,724,792

Energy - 9.3%

Oil & Gas-Exploration & Production - 9.3%
Energy XXI (Bermuda), Ltd. (1) (2)	1,069,750	17,019,723
McMoRan Exploration Co. (1) (2)	1,070,500	11,507,875
Resolute Energy Corp. (1) (2)	236,000	2,971,240
Toreador Resources Corp. (2) (5)	227,200	1,599,488
Venoco, Inc. (2) (5)	135,100	1,954,897

Total Energy		35,053,223

Financials - 5.9%

Asset Management & Custody Banks - 3.2%
Affiliated Managers Group, Inc. (1) (2)	81,700	5,853,805
Safeguard Scientifics, Inc. (2)	542,300	6,127,990

		11,981,795
Investment Banking & Brokerage - 2.2%
LaBranche & Co., Inc. (1) (2)	1,917,776	8,150,548
Reinsurance - 0.5%
Enstar Group, Ltd. (1) (2)	33,500	2,097,100

Total Financials		22,229,443

Healthcare - 19.1%

Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (1) (2)	79,800	3,992,394
Martek Biosciences Corp. (1) (2)	81,900	1,522,521
United Therapeutics Corp. (1) (2)	63,600	3,257,592

		8,772,507
Healthcare Equipment - 4.7%
DexCom, Inc. (1) (2)	346,900	3,652,857
DynaVox, Inc., Class A (1) (2)	234,300	3,477,012
ev3, Inc. (1) (2)	193,000	3,651,560
Thoratec Corp. (1) (2)	74,600	3,272,702
Volcano Corp. (1) (2)	166,500	3,694,635

		17,748,766
Healthcare Facilities - 3.9%
Emeritus Corp. (1) (2)	136,100	2,761,469
Hanger Orthopedic Group, Inc. (2)	245,900	4,192,595
Health Management Associates, Inc., Class A (1) (2)	492,900	4,583,970
Tenet Healthcare Corp. (2)	574,200	3,284,424

		14,822,458
Healthcare Services - 3.9%
Amedisys, Inc. (1) (2)	74,000	3,679,280
Clarient, Inc. (1) (2)	1,511,600	4,580,148
Genoptix, Inc. (1) (2)	118,900	3,169,874
HMS Holdings Corp. (1) (2)	62,000	3,364,120

		14,793,422
Healthcare Technology - 0.5%
Medidata Solutions, Inc. (2)	133,100	1,870,055
Life Sciences Tools & Services - 1.0%
Pharmaceutical Product Development, Inc.	134,600	3,612,664
Managed Healthcare - 0.6%
Molina Healthcare, Inc. (1) (2)	85,200	2,344,704
Pharmaceuticals - 2.2%
Eurand N.V. (2)	456,100	4,077,534
Valeant Pharmaceuticals International (1) (2)	87,600	4,071,648

		8,149,182

Total Healthcare		72,113,758

Industrials - 7.7%

Aerospace & Defense - 1.9%
BE Aerospace, Inc. (1) (2)	144,700	3,924,264
Triumph Group, Inc.	46,600	3,234,506

		7,158,770
Construction & Engineering - 1.0%
Aecom Technology Corp. (1) (2)	152,700	3,875,526
Industrial Machinery - 0.5%
Middleby Corp. (1) (2)	32,500	1,830,075
Office Services & Supplies - 2.1%
APAC Customer Services, Inc. (1) (2)	719,000	4,651,930
Sykes Enterprises, Inc. (1) (2)	191,200	3,300,112

		7,952,042
Research & Consulting Services - 1.1%
Acacia Research Corp. (1) (2)	288,800	4,346,440
Trading Companies & Distributors - 1.1%
Watsco, Inc. (1)	68,800	4,028,240

Total Industrials		29,191,093

Information Technology - 34.2%

Application Software - 9.0%
Blackboard, Inc. (1) (2)	94,100	3,767,764
CDC Corp., Class A (2)	1,956,100	4,186,054
Ebix, Inc. (2)	793,200	12,120,096
Sonic Solutions, Inc. (2)	1,167,600	13,882,764

		33,956,678
Communications Equipment - 2.8%
Aruba Networks, Inc. (1) (2)	236,400	3,167,760
JDS Uniphase Corp. (1) (2)	425,500	4,893,250
Meru Networks, Inc. (1) (2)	180,900	2,369,790

		10,430,800
Computer Storage & Peripherals - 2.9%
Quantum Corp. (1) (2)	4,609,100	10,831,385
Consulting & Other Services - 2.1%
Lionbridge Technologies, Inc. (1) (2)	1,443,800	7,839,834
Data Processing & Outsourced Services - 3.1%
DJSP Enterprises, Inc. (1) (2) (13)	615,700	3,928,166
NeuStar, Inc., Class A (2)	115,600	2,472,684
TNS, Inc. (1) (2)	272,300	5,236,329

		11,637,179
Electronic Manufacturing Services - 1.0%
DDi Corp. (2)	439,800	3,870,240
Internet Software & Services - 3.1%
Ancestry.com, Inc. (1) (2)	236,400	3,988,068
Ariba, Inc. (1) (2)	301,900	4,543,595
Rackspace Hosting, Inc. (1) (2)	191,500	3,370,400

		11,902,063
Semiconductor Equipment - 3.2%
LTX-Credence Corp. (2)	1,249,300	4,322,578
Teradyne, Inc. (1) (2)	481,400	5,285,772
Ultratech, Inc. (2)	167,400	2,333,556

		11,941,906
Semiconductors - 5.1%
Ceva, Inc. (2)	174,900	2,032,338
Cypress Semiconductor Corp. (1) (2)	353,400	4,025,226
Integrated Device Technology, Inc. (2)	394,700	2,305,048
Microsemi Corp. (2)	292,200	4,523,256
Mindspeed Technologies, Inc. (1) (2)	395,945	3,353,654
Power Integrations, Inc.	83,300	2,830,534

		19,070,056
Systems Software - 1.9%
Progress Software Corp. (2)	96,900	3,094,986
Rovi Corp. (1) (2)	111,900	4,178,346

		7,273,332

Total Information Technology		128,753,473

Materials - 3.0%

Diversified Metals & Mining - 3.0%
Brush Engineered Materials, Inc. (2)	77,100	1,947,546
China Direct Industries, Inc. (1) (2)	1,318,700	1,780,245
Taseko Mines, Ltd. (1) (2)	1,071,700	5,690,727
Thompson Creek Metals Co., Inc. (2)	198,200	1,952,270

Total Materials		11,370,788

Telecommunication Services - 1.3%

Wireless Telecommunication Services - 1.3%
SBA Communications Corp. (1) (2)	144,100	4,759,623

Total Common Stocks (identified cost $331,328,430)		368,988,854

Short-Term Investments - 48.4%

Collateral Pool Investment for Securities on Loan - 46.1% (See Note 2 of the Schedule of Investments)		173,369,896

Repurchase Agreement - 2.3%
Agreement with Morgan Stanley & Co., Inc., 0.180%, dated 5/28/2010, to be repurchased at $8,841,796 on 6/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 9/5/2013, with a market value of $9,047,907 (at amortized cost)	$8,841,619	8,841,619

Total Short-Term Investments (identified cost $182,211,515)		182,211,515

Total Investments - 146.3% (identified cost $513,539,945)		551,200,369

Other Assets and Liabilities - (46.3)%		(174,501,922)

Total Net Assets - 100.0%		$376,698,447

International Stock Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 92.5%

Argentina - 0.0%
Telecom Argentina SA, ADR	1,262	$20,571

Australia - 3.1%
BHP Billiton, Ltd.	14,117	458,559
Caltex Australia, Ltd.	5,060	47,726
National Australia Bank, Ltd.	23,345	487,509
Patties Foods, Ltd.	10,615	9,193
Rio Tinto, Ltd.	11,580	660,794
Santos, Ltd.	35,200	367,640

		2,031,421
Austria - 0.0%
Erste Group Bank AG	726	25,908

Belgium - 0.2%
Ageas	25,632	65,530
Barco NV (2)	179	8,709
Recticel SA	1,940	19,219

		93,458
Bermuda - 0.4%
Alco Holdings, Ltd.	101,000	31,494
Champion Technology Holdings, Ltd.	1,318,000	36,014
Dickson Concepts International, Ltd.	18,500	10,018
Dragon Hill Wuling Automobile Holdings, Ltd. (2)	110,000	10,809
Emperor Entertainment Hotel, Ltd.	65,000	8,993
Fairwood, Ltd.	94,000	92,480
Sing Tao News Corp., Ltd.	102,000	18,488
Victory City International Holdings, Ltd.	234,000	39,737

		248,033
Brazil - 1.0%
Itau Unibanco Holding SA, ADR	11,409	210,040
Petroleo Brasileiro SA, ADR	3,030	107,928
Vale SA, ADR	12,142	330,141

		648,109
Canada - 2.1%
Calian Technologies, Ltd.	600	10,006
Canadian National Railway Co.	4,400	252,527
Canadian Natural Resources, Ltd.	4,600	160,021
Cardiome Pharma Corp. (2)	5,100	43,130
Celestica, Inc. (2)	1,800	16,813
Centerra Gold, Inc. (2)	13,900	167,476
Cott Corp. (2)	1,300	9,549
EnCana Corp.	6,000	184,892
QLT, Inc. (2)	6,300	37,654
Research In Motion, Ltd. (2)	5,316	322,681
Toronto-Dominion Bank	1,800	123,147

		1,327,896
Cayman Islands - 0.0%
Luen Thai Holdings, Ltd.	96,000	9,827

China - 0.7%
Industrial & Commercial Bank of China, Ltd., Class H	386,062	283,992

PetroChina Co., Ltd., Class H	170,587	183,374

		467,366
Denmark - 1.4%
A P Moller-Maersk A/S, Class B	93	690,570
Novo Nordisk A/S, Class B (1)	3,111	239,178

		929,748
Finland - 0.1%
Digia PLC	6,702	43,828
HKScan Oyj	804	7,743

		51,571
France - 6.3%
Alstom SA (1)	14,020	665,384
BNP Paribas SA	8,196	464,659
Bouygues SA	6,785	285,705
Bull SA (2)	18,306	64,977
Cegid Group	627	15,453
Cie Generale des Etablissements Michelin, Class B	6,400	426,103
CNP Assurances	1,269	88,647
Credit Agricole SA (1)	25,092	269,433
Devoteam SA	313	7,221
Ginger	1,262	24,537
Groupe Steria SCA (1)	6,991	198,534
LDC	200	18,836
Linedata Services	887	10,846
Rhodia SA	8,667	147,623
Sanofi-Aventis SA (1)	15,487	928,030
Societe Generale	282	12,093
Tessi SA	468	29,567
Total SA	2,920	136,197
Vivendi SA (1)	13,663	294,766

		4,088,611
Germany - 10.2%
ADVA AG Optical Networking (2)	19,050	97,297
Allianz SE	13,357	1,333,653
Amadeus Fire AG	3,068	69,952
Aurubis AG	1,200	55,069
BASF SE	20,254	1,061,791
Bavaria Industriekapital AG	668	9,911
Bayer AG	4,972	277,711
Daimler AG (2)	16,061	791,700
Deutsche Bank AG (1)	8,992	533,241
Deutsche Lufthansa AG (2)	510	6,757
Deutsche Telekom AG (1)	64,140	719,008
E.ON AG	14,103	429,512
Elmos Semiconductor AG (2)	1,614	13,832
Nemetschek AG	394	10,313
RWE AG	6,860	493,031
SAP AG (1) (2)	15,945	676,901

		6,579,679
Hong Kong - 3.2%
China Mobile, Ltd.	1,000	9,326
CLP Holdings, Ltd. (5)	8,500	59,717
CNOOC, Ltd.	176,206	276,272
Esprit Holdings, Ltd.	108,352	612,544
Hang Seng Bank, Ltd.	14,647	196,092
Hong Kong Ferry (Holdings) Co., Ltd.	19,000	16,342
Hutchison Whampoa, Ltd.	59,106	368,566
Li & Fung, Ltd.	95,818	427,799
Swire Pacific, Ltd., Class A	4,500	48,492
Vedan International Holdings, Ltd.	288,000	31,345

		2,046,495

India - 2.1%
Bank of Baroda	23,426	355,828
Bharti Airtel, Ltd.	28,248	158,119
Hindalco Industries, Ltd.	57,421	184,863
Housing Development Finance Corp., Ltd.	4,242	254,412
State Bank of India	1,531	73,550
Sterlite Industries India, Ltd.	12,150	177,624
Union Bank of India (5)	3,059	18,889
Vijaya Bank	23,385	27,944
Zuari Industries, Ltd.	5,002	75,886

		1,327,115
Indonesia - 0.1%
Gajah Tunggal Tbk PT (2)	644,000	56,549

Ireland - 1.5%
CRH PLC	25,405	566,939
Ryanair Holdings PLC, ADR (2)	18,210	428,663

		995,602
Israel - 0.4%
Teva Pharmaceutical Industries, Ltd., ADR	4,690	257,106

Italy - 1.3%
Enel SpA (1)	147,196	674,229
UniCredit SpA	67,350	141,030

		815,259
Japan - 18.6%
Able, Inc.	1,100	9,132
Aichi Bank, Ltd. (5)	500	31,156
Amuse, Inc.	1,300	13,315
Arakawa Chemical Industries, Ltd.	3,798	40,610
Arc Land Sakamoto Co., Ltd.	3,400	42,605
Artnature, Inc.	7,700	64,418
Asahi Glass Co., Ltd.	22,000	230,632
Asahi Industries Co., Ltd.	15	25,021
Asahi Net, Inc.	1,000	3,049
Astellas Pharma, Inc.	13,100	413,250
Bando Chemical Industries, Ltd.	17,000	53,606
Canon, Inc.	13,022	533,434
Credit Saison Co., Ltd.	9,711	109,824
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	31,004
Dainichi Co., Ltd.	4,100	24,666
East Japan Railway Co. (1)	2,655	168,576
Faith, Inc.	684	63,191
FamilyMart Co., Ltd. (1)	9,936	319,007
Fanuc, Ltd.	2,401	251,951
First Juken Co., Ltd.	1,700	12,102
FUJI SOFT, Inc.	4,100	72,308
Fujitec Co., Ltd.	4,000	21,299
Fujitsu, Ltd.	59,000	377,632
FuKoKu Co., Ltd.	3,400	27,921
Fukuda Denshi Co., Ltd.	1,400	32,476
HI-LEX Corp.	900	10,007
Hitachi, Ltd. (2)	64,000	265,621
Hokkan Holdings, Ltd.	10,000	26,769
Honda Motor Co., Ltd.	12,192	370,322
Horipro, Inc. (5)	900	6,673
Iida Home Max	1,400	10,379
Inabata & Co., Ltd.	4,100	19,446
Information Services International-Dentsu, Ltd.	4,400	28,778
Itochu-Shokuhin Co., Ltd.	1,000	30,525
Japan Tobacco, Inc.	138	433,377
Joban Kosan Co., Ltd.	1,000	1,405
JSP Corp.	2,900	26,931
Jupiter Telecommunications Co., Ltd.	213	203,310
Kamei Corp.	9,000	39,349

Kanaden Corp.	2,000	9,290
KAWADA TECHNOLOGIES, Inc.	800	11,247
Kawasumi Laboratories, Inc.	7,000	45,696
Konishi Co., Ltd.	1,600	16,602
KRS Corp.	1,700	15,001
Kyodo Printing Co., Ltd.	10,000	24,061
Maezawa Kasei Industries Co., Ltd.	3,600	32,170
Mimasu Semiconductor Industry Co., Ltd.	5,500	68,775
Mitsubishi Corp.	13,577	306,511
Mitsubishi UFJ Financial Group, Inc.	97,795	475,056
Mitsui & Co., Ltd.	24,336	349,399
Nagase & Co., Ltd.	6,000	64,206
NEC Fielding, Ltd.	3,200	38,957
NEC Networks & System Integration Corp.	1,500	18,312
NIC Corp.	2,900	11,551
Nichireki Co., Ltd.	8,000	37,482
NIFTY Corp.	23	17,168
Nippo Corp.	15,000	112,416
Nippon Antenna Co., Ltd.	1,200	7,768
Nippon Game Card Corp.	26	28,770
Nippon Telegraph & Telephone Corp.	16,500	675,737
NIS Group Co., Ltd. (2)	45,200	9,851
Nissan Motor Co., Ltd. (2)	59,800	430,138
Nisshin Fudosan Co. (5)	1,500	10,126
Nissin Sugar Manufacturing Co., Ltd.	10,000	19,962
Nitori Co., Ltd.	3,913	310,580
Noevir Co., Ltd.	1,000	10,787
Nojima Corp.	1,343	11,735
Nomura Holdings, Inc.	32,800	203,846
NTT Data Corp.	112	411,268
NTT DoCoMo, Inc.	153	228,816
Obayashi Road Corp.	28,000	59,413
Piolax, Inc.	5,500	101,810
Point, Inc.	4,256	242,247
Pressance Corp.	7	13,246
Rokko Butter Co., Ltd.	3,000	13,407
Ryoden Trading Co., Ltd.	6,000	31,128
Saison Information Systems Co., Ltd.	6,400	44,892
Sanoyas Hishino Meisho Corp.	4,200	14,919
Sanyo Housing Nagoya Co., Ltd.	12	10,222
Satori Electric Co., Ltd.	4,900	38,760
Seino Holdings Co., Ltd.	1,000	6,915
Sekisui Jushi Corp.	3,000	26,538
Seria Co., Ltd. (5)	5	7,664
Shidax Corp.	10,700	35,758
Shinsei Bank, Ltd. (2)	7,000	7,079
Shoei Foods Corp.	1,000	4,987
Sinanen Co., Ltd.	3,000	11,928
Sojitz Corp.	20,900	34,402
Sony Corp.	13,600	422,928
SRA Holdings	2,300	20,492
Stanley Electric Co., Ltd.	16,800	309,693
Sumitomo Corp.	5,300	57,480
Sumitomo Mitsui Financial Group, Inc.	18,664	554,778
Suncall Corp.	11,000	39,732
T&K Toka Co., Ltd.	1,700	19,066
Tachibana Eletech Co., Ltd.	3,400	23,659
Tact Home Co., Ltd.	58	45,361
Taiyo Elec Co., Ltd.	1,400	7,744
Takagi Securities Co., Ltd.	7,000	11,732
Takeda Pharmaceutical Co., Ltd.	2,100	86,187
Toa Oil Co., Ltd.	23,000	23,969
Toa Road Corp.	31,000	46,440
Tomoe Engineering Co., Ltd.	1,200	14,309
Torii Pharmaceutical Co., Ltd.	6,700	101,205
Tosei Corp.	82	33,780
Toshiba TEC Corp.	103,000	365,686

Totetsu Kogyo Co., Ltd.	4,000	23,022
Toyota Motor Corp.	11,506	421,593
Toyota Tsusho Corp.	11,000	152,786
Tsurumi Manufacturing Co., Ltd.	2,000	13,611
Universe Co., Ltd.	1,700	23,033
Watabe Wedding Corp.	2,600	28,720
Yondenko Corp.	10,000	42,269
Yurtec Corp.	2,000	7,679

		12,060,630
Malaysia - 0.3%
Affin Holdings Berhard	206,000	180,343

Mexico - 0.3%
America Movil SAB de C.V., ADR	4,326	204,793

Netherlands - 4.8%
Aegon NV (2) (5)	13,091	74,287
Amsterdam Commodities NV	279	2,557
European Aeronautic Defence and Space Co. NV	14,824	290,740
Koninklijke KPN NV	37,057	482,752
Koninklijke Philips Electronics NV	18,856	562,291
Royal Dutch Shell PLC, Class A	62,456	1,635,943
Teleplan International NV	21,712	55,753

		3,104,323
New Zealand - 0.5%
Restaurant Brands New Zealand, Ltd.	13,899	21,224
Telecom Corp. of New Zealand, Ltd.	221,863	281,738

		302,962
Norway - 2.3%
Atea ASA	15,000	102,775
Norske Skogindustrier ASA (1) (2)	47,037	53,080
Petroleum Geo-Services ASA (2)	31,500	318,446
Statoil ASA (1)	25,362	508,128
Yara International ASA	18,000	532,657

		1,515,086
Portugal - 1.4%
EDP - Energias de Portugal SA	143,776	443,672
Jeronimo Martins, SGPS, SA	48,152	441,044

		884,716
Russia - 0.6%
Gazprom OAO, ADR	8,372	171,448
OJSC Oil Co. Rosneft, GDR	32,575	237,381

		408,829
Singapore - 3.6%
DBS Group Holdings, Ltd.	115,685	1,134,937
GP Batteries International, Ltd.	24,000	30,724
Ho Bee Investment, Ltd.	11,000	11,052
Hong Leong Finance, Ltd.	16,000	32,585
Jardine Cycle & Carriage, Ltd.	18,000	356,597
Keppel Corp., Ltd.	40,661	252,818
Oversea-Chinese Banking Corp., Ltd.	87,000	518,337
QAF, Ltd.	32,000	13,899

		2,350,949
South Africa - 0.4%
Naspers, Ltd., N Shares	7,279	286,000

South Korea - 1.9%
LG Corp.	829	46,131
LG Display Co., Ltd.	7,330	265,169
Nong Shim Holdings Co., Ltd.	358	19,430
Samsung Electronics Co., Ltd.	602	389,118
Shinsegae Co., Ltd.	483	189,178
Taekwang Industrial Co., Ltd.	41	24,676

Woori Finance Holdings Co., Ltd.	22,880	293,203

		1,226,905
Spain - 1.0%
Banco Santander SA	64,167	651,262

Sweden - 2.7%
Bilia AB, A Shares (1)	11,379	132,919
Electrolux AB (1)	17,125	380,461
Nordea Bank AB	60,340	493,704
Saab AB, Class B	1,139	14,906
Volvo AB, B Shares (1) (2)	68,474	709,104

		1,731,094
Switzerland - 3.4%
Adecco SA	9,153	442,128
Coltene Holding AG	222	10,593
Credit Suisse Group AG	14,833	575,026
Emmi AG	311	43,983
Roche Holding AG	2,511	344,301
SGS SA	98	123,369
Zurich Financial Services AG	3,189	648,103

		2,187,503
Taiwan - 1.7%
Asustek Computer, Inc.	1,000	1,511
Gigabyte Technology Co., Ltd.	304,000	308,505
HON HAI Precision Industry Co., Ltd.	49,329	194,514
MediaTek, Inc.	14,936	239,117
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	36,482	355,699

		1,099,346
Turkey - 0.5%
Haci Omer Sabanci Holding AS	26,243	108,617
Turkiye Garanti Bankasi AS	49,700	214,374

		322,991
United Kingdom - 13.8%
AstraZeneca PLC	13,618	570,280
Barclays PLC	142,364	621,125
Barratt Developments PLC (2)	111,061	172,616
BG Group PLC	37,449	573,215
BP PLC	195,354	1,396,303
British American Tobacco PLC	22,198	654,740
Cape PLC (2)	82,557	247,569
Carnival PLC	18,732	711,223
Computacenter PLC	23,676	107,203
Dart Group PLC	19,644	14,890
Davis Service Group PLC	1,266	7,100
HSBC Holdings PLC	60,200	545,883
Imperial Tobacco Group PLC	23,177	601,970
Next PLC	14,278	427,892
Photo-Me International PLC	55,874	27,835
Royal Bank of Scotland Group PLC (2)	128,690	86,620
Royal Dutch Shell PLC, A Shares	29,857	784,803
RPC Group PLC	14,277	46,267
Standard Chartered PLC	25,436	600,682
United Utilities Group PLC	37,585	292,829
Vodafone Group PLC	47,900	95,917
Wolseley PLC (2)	13,885	329,825

		8,916,787
United States - 0.6%
Synthes, Inc.	3,896	409,897

Total Common Stocks (identified cost $59,564,350)		59,864,740

Preferred Stocks - 1.0%

Germany - 1.0%
Einhell Germany AG	352	12,591
Fresenius SE	9,729	613,129
Jungheinrich AG	965	22,109

Total Preferred Stocks (identified cost $643,131)		647,829

Rights - 0.0%

United Kingdom - 0.0%
National Grid PLC (2)	5,755	11,423

Total Rights (identified cost $0)		11,423

Short-Term Investments - 13.2%

Collateral Pool Investment for Securities on Loan - 9.5% (See Note 2 of the Schedule of Investments)		6,156,308

Repurchase Agreement - 3.7%
Agreement with Fixed Income Clearing Corp., 0.060%, dated 5/28/2010, to be repurchased at $2,400,558 on 6/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 3/15/2016, with a market value of $2,454,053 (at amortized cost)	$2,400,542	2,400,542

Total Short-Term Investments (identified cost $8,556,850)		8,556,850

Total Investments - 106.7% (identified cost $68,764,331)		69,080,842
Other Assets and Liabilities - (6.7)%		(4,315,146)

Total Net Assets - 100.0%		$64,765,696

International Stock Fund

Industry Division

As of May 31, 2010

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$305,646	0.5%
Agriculture	1,690,087	2.6
Airlines	435,421	0.7
Apparel	9,827	0.0
Auto Manufacturers	2,733,667	4.2
Auto Parts & Equipment	894,156	1.4
Banks	9,979,249	15.4
Beverages	9,549	0.0
Building Materials	881,372	1.4
Chemicals	2,242,377	3.5
Commercial Services	1,170,209	1.8
Computers	1,790,659	2.8
Cosmetics/Personal Care	75,205	0.1
Distribution/Wholesale	2,273,800	3.5
Diversified Financial Services	915,452	1.4
Electric	2,100,161	3.2
Electrical Components & Equipment	711,769	1.1
Electronics	1,056,787	1.6
Engineering & Construction	631,041	1.0
Entertainment	15,822	0.0
Food	629,990	1.0
Food Service	35,758	0.1
Forest Products & Paper	53,080	0.1
Healthcare-Products	498,663	0.8
Holding Companies-Diversified	844,054	1.3
Home Builders	172,616	0.3
Home Furnishings	859,548	1.3
Insurance	2,144,690	3.3
Internet	186,182	0.3
Investment Companies	9,911	0.0
Leisure Time	739,993	1.1
Machinery-Diversified	976,259	1.5
Media	815,879	1.3
Metal Fabricate/Hardware	87,239	0.1
Mining	1,979,458	3.1
Miscellaneous Manufacturing	136,294	0.2
Office/Business Equipment	533,434	0.8
Oil & Gas	6,795,240	10.5
Oil & Gas Services	318,446	0.5
Packaging & Containers	73,036	0.1
Pharmaceuticals	3,020,321	4.7
Real Estate	180,736	0.3
Retail	2,420,091	3.7
Semiconductors	1,066,542	1.6
Shipbuilding	14,919	0.0
Software	851,205	1.3
Telecommunications	3,017,855	4.7
Textiles	39,737	0.1
Transportation	1,148,479	1.8
Water	292,829	0.4

Total Common Stocks	59,864,740	92.5
Preferred Stocks	647,829	1.0
Rights	11,423	0.0
Collateral Pool Investment for Securities on Loan	6,156,308	9.5
Repurchase Agreement	2,400,542	3.7

Total Investments	69,080,842	106.7
Other Assets and Liabilities	(4,315,146)	(6.7)

Total Net Assets	$64,765,696	100.0%

Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.1%
Bermuda - 2.4%
Credicorp, Ltd.	5,500	$485,595
GOME Electrical Appliances Holdings, Ltd. (2)	1,290,900	396,005
Huabao International Holdings, Ltd.	401,000	504,568

		1,386,168
Brazil - 12.5%
Banco Bradesco SA, ADR	68,613	1,121,136
Cia de Concessoes Rodoviarias	19,590	401,140
Gafisa SA, ADR	46,115	548,769
Itau Unibanco Holding SA, ADR	53,459	984,180
Localiza Rent a Car SA	28,094	293,135
MRV Engenharia e Participacoes SA	100,790	652,767
NET Servicos de Comunicacao SA (2)	31,713	319,883
Petroleo Brasileiro SA, ADR	27,402	976,059
Souza Cruz SA	6,415	236,728
Tractebel Energia SA	25,051	280,853
Vale SA, ADR	52,512	1,427,801

		7,242,451
Chile - 1.8%
Banco Santander - Chile, ADR	7,267	451,063
Lan Airlines SA, ADR	30,606	569,271

		1,020,334
China - 12.6%
Anhui Conch Cement Co., Ltd., Class H	167,400	539,008
China Communications Construction Co., Ltd., Class H	394,600	332,397
China Construction Bank Corp., Class H	984,300	787,927
China High Speed Transmission Equipment Group Co., Ltd.	285,300	657,517
China Shenhua Energy Co., Ltd., Class H	156,300	621,176
Dongfeng Motor Group Co., Ltd., Class H	228,000	264,913
Industrial & Commercial Bank of China, Ltd., Class H	1,738,200	1,278,643
Parkson Retail Group, Ltd.	179,300	277,447
PetroChina Co., Ltd., ADR	8,291	889,624
Renhe Commercial Holdings Co., Ltd.	2,714,800	586,770
SINA Corp. (2)	18,322	684,693
Yanzhou Coal Mining Co., Ltd., Class H	147,500	344,258

		7,264,373
Colombia - 0.8%
BanColombia SA, ADR	9,724	465,002

Czech Republic - 1.8%
CEZ AS (2)	8,181	341,653
Komercni Banka AS	3,992	684,785

		1,026,438
Egypt - 1.7%
Commercial International Bank	48,014	602,913
Orascom Construction Industries	9,008	382,423

		985,336
Hong Kong - 3.6%
China Mobile, Ltd., ADR	11,157	519,581
CNOOC, Ltd., ADR	6,346	993,403
Fushan International Energy Group, Ltd.	930,000	570,530

		2,083,514

India - 8.4%
Bharti Airtel, Ltd.	98,064	548,918
Housing Development Finance Corp., Ltd.	10,671	639,987
Infosys Technologies, Ltd., ADR	10,649	612,637
Power Finance Corp., Ltd.	70,220	437,899
State Bank of India, GDR	9,724	921,102
Sterlite Industries India, Ltd.	50,259	734,751
Unitech, Ltd.	617,450	959,255

		4,854,549
Indonesia - 0.9%
Bank Mandiri Tbk PT	906,654	499,767

Israel - 1.7%
Israel Chemicals, Ltd.	51,898	579,415
Teva Pharmaceutical Industries, Ltd., ADR	7,308	400,625

		980,040
Mexico - 5.3%
America Movil SAB de C.V., ADR	10,953	518,515
Corp. GEO SAB de CV (2)	304,736	841,131
Desarrolladora Homex SAB de CV, ADR (2)	21,924	577,917
Grupo Financiero Banorte SAB de CV, Class O	94,514	363,560
Grupo Mexico SAB de CV	319,914	759,495

		3,060,618
Poland - 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	34,620	422,497

Portugal - 0.6%
Jeronimo Martins, SGPS, SA	36,132	330,948

Russia - 9.6%
Federal Grid Co. Unified Energy System JSC (2)	37,975,018	398,738
Gazprom OAO, ADR	47,188	966,351
LUKOIL OAO, ADR	7,719	371,222
Magnitogorsk Iron & Steel Works, GDR	27,637	288,806
Mobile Telesystems OJSC, ADR (2)	36,085	693,915
NovaTek OAO, GDR	11,908	861,713
OJSC Novolipetsk Steel (NLMK), GDR	14,392	411,648
OJSC Oil Co. Rosneft, GDR	155,881	1,135,938
TMK OAO, GDR (2)	24,056	406,938

		5,535,269
South Africa - 7.1%
ABSA Group, Ltd.	54,354	925,235
Aspen Pharmacare Holdings, Ltd. (2)	74,109	777,858
Massmart Holdings, Ltd.	34,433	530,506
MTN Group, Ltd.	38,795	542,334
Naspers, Ltd., N Shares	33,678	1,323,245

		4,099,178
South Korea - 9.7%
Daum Communications Corp. (2)	5,451	332,157
KB Financial Group, Inc., ADR	9,768	390,524
MegaStudy Co., Ltd.	2,479	336,711
NHN Corp. (2)	5,622	809,066
Samsung Electronics Co., Ltd., GDR (6) (7)	4,906	1,594,126
Shinhan Financial Group Co., Ltd., ADR	5,271	369,550
Shinsegae Co., Ltd.	2,672	1,046,550
Woongjin Coway Co., Ltd.	24,839	733,124

		5,611,808
Taiwan - 7.5%
Acer, Inc.	276,855	692,121
Delta Electronics, Inc.	211,994	659,691
HON HAI Precision Industry Co., Ltd.	189,595	747,611
MediaTek, Inc.	44,902	718,855
Synnex Technology International Corp.	178,870	387,177

Taiwan Semiconductor Manufacturing Co., Ltd.	302,000	551,533
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	58,983	575,084

		4,332,072
Thailand - 3.8%
Bangkok Bank PCL	118,900	420,323
Banpu PCL	53,300	935,990
Kasikornbank PCL	193,200	507,901
Kasikornbank PCL, NVDR	126,700	331,700

		2,195,914
Turkey - 2.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	23,236	262,148
Haci Omer Sabanci Holding AS	141,157	584,233
Turkiye Garanti Bankasi AS	140,596	606,441

		1,452,822
United Kingdom - 2.1%
BHP Billiton PLC	31,005	855,992
SABMiller PLC	13,615	381,903

		1,237,895

Total Common Stocks (identified cost $44,129,411)		56,086,993
Short-Term Investments - 2.3%
Repurchase Agreement - 2.3%
Agreement with State Street Bank & Trust Co., 0.060%, dated 5/28/2010, to be repurchased at $1,345,745 on 6/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 11/25/2039, with a market value of $1,376,764 (at amortized cost)	$1,345,736	1,345,736

Total Short-Term Investments (identified cost $1,345,736)		1,345,736

Total Investments - 99.4% (identified cost $45,475,147)		57,432,729
Other Assets and Liabilities - 0.6%		336,285

Total Net Assets - 100.0%		$57,769,014

Emerging Markets Equity Fund

Industry Division

As of May 31, 2010

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$236,728	0.4%
Airlines	569,272	1.0
Auto Manufacturers	264,913	0.5
Banks	11,859,771	20.5
Beverages	644,051	1.1
Building Materials	539,008	0.9
Chemicals	1,083,983	1.9
Coal	2,471,953	4.3
Commercial Services	1,030,985	1.8
Computers	1,304,758	2.3
Diversified Financial Services	1,837,961	3.2
Electric	1,021,243	1.8
Electrical Components & Equipment	1,317,207	2.3
Electronics	1,134,788	2.0
Engineering & Construction	714,820	1.2
Environmental Control	733,124	1.3
Food	330,948	0.6
Healthcare-Products	777,858	1.3
Holding Companies-Diversified	584,233	1.0
Home Builders	2,620,583	4.5
Internet	1,825,916	3.2
Iron/Steel	700,454	1.2
Media	1,643,128	2.8
Metal Fabricate/Hardware	406,938	0.7
Mining	3,778,040	6.5
Oil & Gas	6,194,311	10.7
Pharmaceuticals	400,625	0.7
Real Estate	1,546,025	2.7
Retail	2,250,508	3.9
Semiconductors	3,439,598	5.9
Telecommunications	2,823,263	4.9

Total Common Stocks	56,086,993	97.1
Repurchase Agreement	1,345,736	2.3

Total Investments	57,432,729	99.4
Other Assets and Liabilities	336,285	0.6

Total Net Assets	$57,769,014	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Municipals - 82.4%

Alabama - 1.7%
Alabama Board of Education, Higher Education, Revenue Bonds, AMBAC, 5.375%, 10/1/2014 NR/A1; Call Date 6/1/2010	$50,000	$51,143
Alabama Public Housing Authorities, Multi-Family Housing, Revenue Bonds, FSA, 3.875%, 1/1/2012 AAA/Aa2	50,000	51,150
Birmingham Water Works Board, Water, Revenue Bonds, 3.000%, 7/1/2010 A+/A1	1,000,000	1,001,030
Chatom Industrial Development Board, Utilities, Revenue Bonds, 0.900%, 11/15/2010 A/A-1/NR (4)	1,000,000	1,000,120
Chatom Industrial Development Board, Utilities, Revenue Bonds, 1.230%, 8/1/2037 A/A-1/NR; Call Date 8/1/2010 (4)	1,000,000	999,910
County of Jefferson, Multi-Family Housing, Revenue Bonds, 5.400%, 9/1/2012 NR/NR; Call Date 6/1/2010	25,000	25,003
County of Jefferson, Water, Revenue Bonds, FGIC, 5.000%, 2/1/2041 AAA/Aaa; Call Date 2/1/2011	90,000	93,333
County of Jefferson, Water, Revenue Bonds, FSA, 5.250%, 2/1/2011 AAA/Aa3; Call Date 6/1/2010	40,000	39,744
Gadsden Special Care Facilities Financing Authority, Medical, Revenue Bonds, 4.500%, 7/1/2011 NR/NR; Call Date 6/1/2010	185,000	184,493
Lake Martin Area Industrial Development Authority, Development, Revenue Bonds, CNTY GTD, 5.000%, 11/1/2011 BBB+/NR	450,000	463,154
Troy State University, Higher Education, Revenue Bonds, NATL-RE, 5.000%, 11/1/2011 NR/Aa3; Call Date 11/1/2010	25,000	25,892

		3,934,972
Alaska - 0.3%
Alaska Industrial Development & Export Authority, Development, Revenue Bonds, 3.500%, 4/1/2012 A/NR	270,000	278,410
Alaska Railroad Corp., Transportation, Revenue Bonds, NATL-RE, FGIC, 4.000%, 8/1/2011 A+/Aa3	50,000	51,568
State of Alaska, General, Certificate of Participation, AMBAC, 4.350%, 7/15/2010 NR/WR	40,000	40,171
State of Alaska, General, Certificate of Participation, AMBAC, 4.450%, 7/15/2011 NR/WR	235,000	242,830

		612,979
Arizona - 2.4%
Arizona Health Facilities Authority, Medical, Revenue Bonds, 0.540%, 2/1/2042 NR/Aa3; Call Date 2/1/2013 (4)	255,000	255,000
Arizona School Facilities Board, Education, Revenue Bonds, AMBAC, 4.000%, 7/1/2015 NR/WR	50,000	51,200
Arizona School Facilities Board, Education, Revenue Bonds, AMBAC, 4.250%, 7/1/2015 NR/WR	25,000	25,888
Arizona School Facilities Board, Education, Revenue Bonds, AMBAC, 5.250%, 7/1/2010 NR/WR	250,000	250,725
Arizona Water Infrastructure Finance Authority, Revenue Bonds, 4.000%, 10/1/2011 AAA/Aaa	25,000	26,167
City of Tolleson, General Obligation, GO UT, AMBAC, 4.300%, 7/1/2011 NR/A1; Call Date 6/1/2010	25,000	25,053
County of Maricopa, Medical, Certificate of Participation, 5.100%, 7/1/2011 NR/Aa2; Call Date 6/1/2010	270,000	273,494
County of Mohave, General, Revenue Bonds, AGC, 3.250%, 4/1/2012 AAA/Aa3	65,000	67,150
County of Pima, General, Certificate of Participation, AMBAC, 5.000%, 1/1/2012 NR/Aa3	25,000	26,311
Festival Ranch Community Facilities District, General Obligation, GO UT, 5.000%, 7/15/2010 BBB+/NR	450,000	451,422
Glendale Industrial Development Authority, Medical, Revenue Bonds, 3.875%, 12/1/2012 BBB/NR	40,000	41,213
Maricopa County Elementary School District No. 2 Riverside, School District, GO UT, 3.000%, 7/1/2012 NR/A2	425,000	431,256
Maricopa County School District No. 21-Murphy, School District, GO UT, NATL-RE, 4.000%, 7/1/2010 NR/A2	375,000	375,307
Maricopa County Unified School District No. 95 Queen Creek, School District, GO UT, NATL-RE FGIC, 3.500%, 7/1/2012 NR/A1	225,000	229,295

Pima County Unified School District No. 30 Sahuarita, School District, GO UT, 0.000%, 1/1/2012 A+/NR	93,000	88,898
Pima County Unified School District No. 30 Sahuarita, School District, GO UT, 0.000%, 7/1/2012 A+/NR	221,000	208,253
Pima County Unified School District No. 30 Sahuarita, School District, GO UT, 3.000%, 7/1/2012 A+/NR	900,000	920,250
Puttable Floating Option Tax-Exempt Receipts, Medical, Revenue Bonds, 0.540%, 2/1/2042 NR/Aa3; Call Date 2/1/2013 (4)	1,600,000	1,600,000
Town of Gilbert, Transportation, Revenue Bonds, NATL-RE FGIC, 5.000%, 7/1/2012 AA-/Aa3	50,000	53,715
University of Arizona, General, Certificate of Participation, AMBAC, 3.500%, 6/1/2011 AA-/Aa3	50,000	51,445
Yuma Municipal Property Corp., Water, Revenue Bonds, XLCA, 5.000%, 7/1/2011 A+/A1	200,000	207,016

		5,659,058
Arkansas - 0.3%
Conway Health Facilities Board, Medical, Revenue Bonds, 2.000%, 8/1/2011 BBB+/NR	155,000	156,263
Conway Health Facilities Board, Medical, Revenue Bonds, 2.750%, 8/1/2012 BBB+/NR	270,000	274,029
Siloam Springs Public Education Facilities Board, Education, Revenue Bonds, 2.000%, 12/1/2011 NR/NR	100,000	100,944
Siloam Springs Public Education Facilities Board, Education, Revenue Bonds, 2.000%, 12/1/2012 NR/NR	100,000	101,072

		632,308
California - 6.7%
ABC Unified School District, GO UT, NATL-RE, FGIC, 5.750%, 8/1/2012 A+/Aa2; Call Date 8/1/2010	25,000	25,470
Acalanes Union High School District, School District, GO UT, FGIC, 0.000%, 8/1/2010 AAA/WR	115,000	114,865
Anaheim Public Financing Authority, Power, Revenue Bonds, AMBAC, 4.000%, 10/1/2012 NR/WR	25,000	25,739
Antioch Area Public Facilities Financing Agency, Mello-Roos, Special Tax, NATL-RE, 4.250%, 8/1/2012 A/A1	100,000	105,868
Bay Area Governments Association, Water, Revenue Bonds, XLCA, 4.000%, 3/1/2012 A/A2	225,000	230,409
California Educational Facilities Authority, Higher Education, Revenue Bonds, AMBAC, 0.000%, 9/1/2011 NR/Aa3	150,000	148,443
California Health Facilities Financing Authority, Medical, Revenue Bonds, 5.000%, 7/1/2010 A/A2	500,000	501,480
California Health Facilities Financing Authority, Medical, Revenue Bonds, 5.000%, 11/15/2011 NR/A2	170,000	179,384
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.000%, 6/1/2010 BBB/A-2/NR (4)	100,000	100,000
California Pollution Control Financing Authority, Pollution, Revenue Bonds, NATL-RE-IBC, 5.900%, 6/1/2014 A/A2	375,000	423,945
California Statewide Communities Development Authority, Medical, Revenue Bonds, AGM, 0.930%, 7/1/2040 AAA/Aa3; Call Date 6/4/2010 (4)	2,000,000	2,000,000
California Statewide Communities Development Authority, Medical, Revenue Bonds, AGM, 1.000%, 7/1/2040 AAA/Aa3; Call Date 6/4/2010 (4)	50,000	50,000
California Statewide Communities Development Authority, Water, Revenue Bonds, FSA, 3.000%, 10/1/2010 AAA/Aa3	50,000	50,434
Charter Oak Unified School District, School District, GO UT, NATL-RE FGIC, 0.000%, 8/1/2010 A+/Aa3	85,000	84,884
City & County of San Francisco, General Obligation, GO UT, 5.000%, 6/15/2011 AA/Aa1; Call Date 6/1/2010	150,000	156,408
City of Industry, General, Certificate of Participation, NATL-RE, 4.500%, 8/1/2010 A+/Baa1	75,000	75,509
City of Los Angeles, Water, Revenue Bonds, NATL-RE, 4.000%, 6/1/2010 AA/Aa2	100,000	100,000
City of Newport Beach, Medical, Revenue Bonds, 4.000%, 2/8/2011 AA/Aa3 (4)	100,000	101,671
City of Salinas, General, Certificate of Participation, AMBAC, 3.500%, 9/1/2010 A/WR	250,000	251,730
City of Santa Ana, General, Certificate of Participation, AMBAC, 5.000%, 6/1/2012 NR/WR	225,000	232,411
Compton Unified School District, School District, GO UT, AMBAC, 0.000%, 6/1/2011 A/Aa3	300,000	296,100
Contra Costa Water District, Water, Revenue Bonds, AGM, 5.500%, 10/1/2013 AAA/Aa2; Call Date 10/1/2011	100,000	106,029
County of Inyo, General, Certificate of Participation, 5.000%, 2/1/2011 NR/A2	30,000	30,549
El Centro Financing Authority, Transportation, Revenue Bonds, 2.000%, 10/1/2011 A/NR	270,000	274,701
Elsinore Valley Municipal Water District, General, Certificate of Participation, 2.250%, 7/1/2035 AAA/A-2/Aaa; Call Date 6/1/2010 (4)	2,000,000	2,000,000
Fontana Unified School District, School District, GO UT, 4.000%, 12/1/2012 SP-1+/MIG1	1,500,000	1,580,895
Fresno Joint Powers Financing Authority, Mello-Roos, Revenue Bonds, XLCA, 4.000%, 10/1/2014 AA-/A1; Call Date 6/1/2010	90,000	90,173
Gilroy Unified School District, School District, GO UT, 0.000%, 4/1/2013 SP-1+/MIG1	500,000	458,345
Hanford Joint Union High School District, GO UT, 0.000%, 8/1/2011 A+/A1	125,000	122,624

Imperial Irrigation District, General, Certificate of Participation, AMBAC, 4.600%, 7/1/2012 AA-/Aa2; Call Date 6/1/2010	150,000	151,858
Livermore Valley Joint Unified School District, School District, GO UT, NATL-RE, 5.000%, 8/1/2013 AA/Aa2; Call Date 8/1/2010	90,000	90,683
Long Beach Bond Finance Authority, Development, Revenue Bonds, AMBAC, 4.500%, 11/1/2011 BBB/WR	150,000	152,644
Long Beach Bond Finance Authority, Development, Revenue Bonds, AMBAC, 5.500%, 11/1/2014 BBB/WR; Call Date 11/1/2011	100,000	103,890
Los Angeles Community Redevelopment Agency, General, Tax Allocation, 6.750%, 7/1/2010 NR/NR	690,000	693,215
Los Angeles Department of Water & Power, Power, Revenue Bonds, NATL-RE, 5.375%, 7/1/2012 AA-/Aa3; Call Date 7/1/2011	50,000	52,544
Los Angeles State Building Authority, Facilities, Revenue Bonds, 5.625%, 5/1/2011 A/A2	85,000	87,978
Midpeninsula Regional Open Space District, General, Revenue Bonds, AMBAC, 3.250%, 9/1/2012 NR/WR	100,000	102,551
Montclair Redevelopment Agency, General, Tax Allocation, AMBAC, 4.250%, 9/1/2011 BBB/WR	100,000	102,017
Murrieta Valley Unified School District Public Financing Authority, School District, GO UT, NATL-RE FGIC, 0.000%, 9/1/2010 A+/Aa2	55,000	54,926
Oakland Redevelopment Agency, General, Tax Allocation, NATL-RE FGIC, 5.500%, 9/1/2012 A/WR	1,165,000	1,220,722
Oxnard Union High School District, School District, GO UT, NATL-RE, 5.250%, 2/1/2012 A/Baa1	50,000	52,331
Perris Public Financing Authority, General, Tax Allocation, 4.400%, 10/1/2010 NR/NR	480,000	480,259
Plumas Unified School District, GO UT, 3.900%, 8/1/2012 A/Baa1	25,000	25,294
Port of Oakland, Transportation, Revenue Bonds, FGIC, 4.000%, 11/1/2013 A/A2; Call Date 11/1/2012	25,000	26,225
Rialto Unified School District, General, Certificate of Participation, AMBAC, 6.000%, 9/1/2010 A-/WR	100,000	101,133
Richmond Joint Powers Financing Authority, General, Revenue Bonds, Assured Guaranty Corp., 3.500%, 8/1/2010 AAA/Aa3	100,000	100,245
Richmond Joint Powers Financing Authority, General, Revenue Bonds, Assured Guaranty Corp., 3.500%, 8/1/2011 AAA/Aa3	100,000	101,227
Sacramento Regional County Sanitation District, Water, Revenue Bonds, 5.400%, 12/1/2013 AA/Aa2; Call Date 12/1/2010	100,000	103,104
Sacramento Unified School District, School District, GO UT, NATL-RE FGIC, 5.000%, 7/1/2014 A/Aa2; Call Date 1/1/2011	50,000	51,152
San Jose Redevelopment Agency, General, Tax Allocation, NATL-RE, 4.000%, 8/1/2011 A/A2; Call Date 8/1/2010	25,000	25,350
Savanna Elementary School District, School District, GO UT, 4.000%, 5/1/2012 A+/SP-1+/NR	1,000,000	1,040,560
Sierra View Local Health Care District, Medical, Revenue Bonds, 4.100%, 7/1/2011 NR/NR	130,000	132,308
State of California, General Obligation, GO UT, 3.700%, 4/1/2011 A-/A1; Call Date 6/1/2010	100,000	100,171
State of California, General Obligation, GO UT, 4.100%, 8/1/2010 A-/A1; Call Date 6/1/2010	50,000	50,100
State of California, General Obligation, GO UT, NATL-RE FGIC, 4.500%, 2/1/2014 A/A2; Call Date 6/1/2010	100,000	100,227
Stockton Unified School District, GO UT, 4.000%, 2/1/2011 SP-1+/NR; Call Date 6/1/2010	100,000	100,143
Sunol Glen Unified School District, School District, GO UT, NATL-RE, 5.000%, 7/1/2011 NR/A1; Call Date 1/1/2011	125,000	125,328
Vallejo City Unified School District, School District, GO UT, NATL-RE, 4.650%, 2/1/2011 A/Baa1	100,000	100,937
Westlands Water District, General, Certificate of Participation, 4.000%, 9/1/2012 A+/Baa1	50,000	53,137

		15,600,325
Colorado - 5.6%
City & County of Denver, Airport, Revenue Bonds, Assured Guaranty Corp., 0.790%, 11/15/2025 AAA/A-1/Aa3; Call Date 6/1/2010 (4)	1,275,000	1,275,000
City & County of Denver, Airport, Revenue Bonds, Assured Guaranty Corp., 0.800%, 11/15/2025 AAA/A-1/Aa3; Call Date 6/4/2010 (4)	1,200,000	1,200,000
City of Colorado Springs, Medical, Revenue Bonds, AMBAC, 0.898%, 12/15/2024 A-/A3 (4)	1,100,000	1,100,000
City of Westminster, Multi-Family Housing, Revenue Bonds, FHLMC, 0.540%, 6/1/2012 NR/NR; Call Date 6/1/2010 (4)	700,000	700,000
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 2.375%, 3/1/2013 A/NR	150,000	150,852
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 2.400%, 12/1/2012 NR/NR	260,000	262,265
Colorado Health Facilities Authority, Nursing Homes, Revenue Bonds, 5.000%, 6/1/2010 A-/A3	200,000	200,000
Colorado Water Resources & Power Development Authority, Water, Revenue Bonds, 4.250%, 1/1/2012 A/Baa1	135,000	140,400
Consolidated Bell Mountain Ranch Metropolitan District, Facilities, GO, AGM, 2.500%, 12/1/2010 AAA/NR (5)	100,000	100,550

Cornerstar Metropolitan District, Development, Revenue Bonds, 0.730%, 12/1/2037 A+/A-1/NR; Call Date 6/1/2010 (4)	2,000,000	2,000,000
Denver Health & Hospital Authority, Medical, Revenue Bonds, 5.000%, 12/1/2012 BBB/NR	680,000	704,160
Denver Urban Renewal Authority, General, Tax Allocation, 1.000%, 9/1/2017 NR/A3/VMIG2; Call Date 6/2/2010 (4)	200,000	200,000
E-470 Public Highway Authority, Transportation, Revenue Bonds, NATL-RE, 4.000%, 9/1/2011 A/Baa1	50,000	50,330
E-470 Public Highway Authority, Transportation, Revenue Bonds, NATL-RE, 5.000%, 9/1/2011 A/Baa1 (4)	450,000	469,620
Eagle Bend Metropolitan District No. 2, Development, GO, RADIAN, 4.500%, 12/1/2012 A-/NR	50,000	51,088
Fronterra Village Metropolitan District, Development, GO, CIFG, 3.650%, 12/1/2010 NR/WR	125,000	125,572
Little Thompson Water District, Revenue Bonds, 3.500%, 12/1/2013 NR/A2; Call Date 12/1/2012	40,000	41,138
Metropolitan Football Stadium District, Development, Revenue Bonds, 0.000%, 1/1/2011 A/Baa1	15,000	14,849
Park Creek Metropolitan District, Development, GO, 0.540%, 6/1/2011 NR/Aa3 (4)	2,860,000	2,860,000
Park Creek Metropolitan District, Development, Revenue Bonds, 4.750%, 12/1/2010 NR/Baa2	1,000,000	1,016,050
Sand Creek Metropolitan District, Development, GO, XLCA, 5.000%, 12/1/2012 NR/WR	50,000	51,825
State of Colorado, General, Certificate of Participation, 0.000%, 3/1/2012 AA-/Aa3	300,000	292,938
Washington County School District R-3, GO UT, 5.100%, 12/1/2012 AA-/NR; Call Date 6/1/2010	80,000	80,214
Widefield Water & Sanitation District, Water, Revenue Bonds, NATL-RE, 3.250%, 12/1/2011 A/Baa1	100,000	102,397

		13,189,248
Connecticut - 0.6%
City of Ansonia, General Obligation, GO UT, NATL-RE, FGIC, 4.500%, 10/15/2012 A+/A1; Call Date 6/1/2010	20,000	20,445
City of Bridgeport, General Obligation, GO UT, AMBAC, 6.250%, 3/1/2012 NR/A1	275,000	295,914
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 0.540%, 7/1/2037 NR/Aa3 (4)	1,000,000	1,000,000
Town of Madison, General Obligation, GO UT, 4.500%, 6/15/2013 NR/Aaa; Call Date 6/15/2011	50,000	51,868
Town of Vernon, General Obligation, GO UT, AGM, 3.000%, 9/15/2011 NR/Aa2; Call Date 6/1/2010	100,000	100,123

		1,468,350
District of Columbia - 0.3%
District of Columbia Water & Sewer Authority, Revenue Bonds, FSA, 0.490%, 10/1/2018 NR/NR; Call Date 10/1/2010 (4) (6) (7)	500,000	500,000
Washington Convention Center Authority, Facilities, Revenue Bonds, AMBAC, 5.000%, 10/1/2010 A/A1	250,000	251,900

		751,900
Florida - 7.1%
Broward County School Board, General, Certificate of Participation, AGM, 4.500%, 7/1/2010 AAA/Aa3	1,000,000	1,002,750
Citizens Property Insurance Corp., General, Revenue Bonds, BHAC-CR NATL-RE, 5.000%, 3/1/2012 AA+/Aa1	185,000	192,454
Citizens Property Insurance Corp., Power, Revenue Bonds, 2.040%, 6/1/2013 A+/A2 (4)	2,000,000	1,990,460
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2010 NR/NR; Call Date 6/1/2010 (4)	5,100,000	5,099,490
City of Lakeland, Utilities, Revenue Bonds, AMBAC, 3.250%, 10/1/2010 NR/WR	100,000	100,302
City of Palm Bay, Utilities, Revenue Bonds, NATL-RE FGIC, 3.250%, 10/1/2012 A/Aa3	100,000	103,894
City of Sarasota, General, Revenue Bonds, AMBAC, 0.000%, 11/1/2011 NR/WR	145,000	141,578
City of Tallahassee, Medical, Revenue Bonds, NATL-RE, 6.625%, 12/1/2013 A/Baa1; Call Date 6/1/2010	570,000	572,126
County of Broward, Airport, Revenue Bonds, 5.000%, 10/1/2011 A+/A1	125,000	130,390
County of Clay, General, Revenue Bonds, AMBAC, 3.000%, 6/1/2012 NR/A2	345,000	353,484
County of St. Lucie, General Obligation, GO, AMBAC, 4.150%, 10/1/2010 NR/WR	50,000	50,504
County of St. Lucie, General Obligation, GO, AMBAC, 4.250%, 10/1/2011 NR/WR	100,000	104,411
County of Volusia, General, Revenue Bonds, AGM, 3.500%, 12/1/2013 NR/Aa3; Call Date 12/1/2010	50,000	50,982
First Florida Governmental Financing Commission, General, Revenue Bonds, AMBAC, 3.900%, 7/1/2011 NR/A1	50,000	51,218
Florida Department of Corrections, General, Certificate of Participation, AMBAC, 3.300%, 3/1/2012 NR/WR	200,000	203,396
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2010 AA-/Aa3	150,000	150,532
Florida Municipal Power Agency, Power, Revenue Bonds, 4.000%, 10/1/2010 NR/A2	250,000	252,695

Florida Rural Utility Financing Commission, Water, Revenue Bonds, 3.500%, 11/1/2011 NR/MIG1; Call Date 6/1/2010	435,000	435,009
Florida Rural Utility Financing Commission, Water, Revenue Bonds, 4.000%, 2/1/2011 NR/MIG1; Call Date 6/1/2010	90,000	90,036
Florida State Board of Education, Education, Revenue Bonds, NATL-RE FGIC, 5.500%, 7/1/2012 AAA/A1	270,000	295,156
Florida State Board of Education, Higher Education, Revenue Bonds, 5.250%, 10/1/2013 A/A2; Call Date 10/1/2010	180,000	183,924
Florida State Department of Environmental Protection, General, Revenue Bonds, NATL-RE FGIC, 5.000%, 7/1/2011 AA-/Aa3; Call Date 6/1/2010	60,000	60,819
Florida State Department of Environmental Protection, General, Revenue Bonds, NATL-RE FGIC, 5.750%, 7/1/2013 AA-/Aa3; Call Date 6/1/2010	150,000	152,134
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 5.000%, 11/15/2010 AA-/Aa3	145,000	147,862
Jacksonville Economic Development Commission, Medical, Revenue Bonds, AMBAC, 5.000%, 2/1/2011 NR/Baa1	200,000	203,650
Lee County, Water and Sewer, Revenue Bonds, MBIA, 2.875%, 10/1/2011 NR/Aa3	50,000	51,347
Martin County Industrial Development Authority, General, Revenue Bonds, 0.710%, 10/1/2016 NR/A2/VMIG1; Call Date 6/1/2010 (4)	1,040,000	1,040,000
Orange County Health Facilities Authority, Medical, Revenue Bonds, 4.000%, 10/1/2013 A/A2	220,000	230,468
Orange County Health Facilities Authority, Medical, Revenue Bonds, 5.000%, 10/1/2011 A/A2	555,000	579,159
Palm Beach County School District, General, Certificate of Participation, FGIC, 5.000%, 8/1/2011 AA-/A1 (4)	50,000	52,189
Palm Beach County School District, General, Certificate of Participation, NATL-RE, 3.900%, 8/1/2015 AA-/Aa3	100,000	106,687
Pasco County School Board, Education, Revenue Bonds, AGM, 5.000%, 10/1/2010 AAA/NR	150,000	151,746
Polk County School District, Education, Revenue Bonds, AGM, 4.500%, 10/1/2012 AAA/Aa3	25,000	26,561
Polk County School District, Education, Revenue Bonds, NATL-RE, 5.000%, 10/1/2013 A+/Baa1	145,000	156,694
Reedy Creek Improvement District, Utilities, Revenue Bonds, 5.250%, 10/1/2011 A/A1	245,000	258,796
South Broward Hospital District, Medical, Revenue Bonds, 5.000%, 5/1/2012 AA-/Aa3	500,000	526,245
St. Lucie County School Board, Education, Revenue Bonds, NATL-RE FGIC, 5.000%, 10/1/2012 A/A2	855,000	923,554
State of Florida, General, Revenue Bonds, NATL-RE FGIC, 5.375%, 7/1/2010 AA-/Aa3	100,000	100,327
Volusia County School Board, Education, Revenue Bonds, AGM, 5.250%, 10/1/2013 AAA/Aa3	235,000	254,331

		16,577,360
Georgia - 3.8%
Atlanta & Fulton County Recreation Authority, General, Revenue Bonds, AMBAC, 3.750%, 12/1/2010 A/A1	70,000	71,087
Atlanta Development Authority, Higher Education, Revenue Bonds, AMBAC, 4.300%, 10/1/2010 NR/WR; Call Date 6/1/2010	250,000	251,645
City of Atlanta, Airport, Revenue Bonds, NATL-RE, 5.000%, 1/1/2012 A+/A1	150,000	157,841
City of Atlanta, Water, Revenue Bonds, NATL-RE FGIC, 5.500%, 11/1/2013 A/A1	100,000	110,473
Clayton County Housing Authority, Multi-Family Housing, Revenue Bonds, FNMA, 4.350%, 12/1/2011 AAA/NR (4)	200,000	202,160
Cobb County Development Authority, Higher Education, Revenue Bonds, AMBAC, 4.000%, 7/15/2010 NR/Baa3	200,000	200,240
East Point Building Authority, Water, Revenue Bonds, XLCA, 4.000%, 2/1/2013 NR/WR	35,000	34,392
Gainesville & Hall County Development Authority, Nursing Homes, Revenue Bonds, 5.000%, 11/15/2011 BBB+/NR	220,000	226,098
Gainesville & Hall County Development Authority, Nursing Homes, Revenue Bonds, 5.000%, 11/15/2012 BBB+/NR	230,000	239,237
Georgia Housing & Finance Authority, Single Family Housing, Revenue Bonds, GO OF AUTHORITY, 4.100%, 6/1/2011 AAA/NR	25,000	25,522
Gwinnett County Hospital Authority, Medical, Revenue Bonds, AGM, 3.000%, 7/1/2011 NR/Aa3	100,000	102,530
Henry County Hospital Authority, Medical, Revenue Bonds, AMBAC, 5.750%, 7/1/2011 AA/Aa1; Call Date 6/1/2010	1,020,000	1,042,664
Henry County Water & Sewerage Authority, Water, Revenue Bonds, NATL-RE, 0.540%, 2/1/2030 AAA/A-1/NR (4)	3,425,000	3,425,000
Macon-Bibb County Urban Development Authority, Facilities, Revenue Bonds, 0.710%, 11/1/2015 BBB+/A-2/NR; Call Date 6/2/2010 (4)	630,000	630,000
Richmond County Development Authority, Higher Education, Revenue Bonds, 5.000%, 2/1/2011 NR/A2	195,000	197,835
Savannah Economic Development Authority, Medical, Revenue Bonds, 0.560%, 3/1/2018 NR/A2/VMIG1; Call Date 6/1/2010 (4)	1,860,000	1,860,000

		8,776,724

Illinois - 6.1%
Chicago Public Building Commission, Facilities, Revenue Bonds, AMBAC, 4.000%, 3/1/2012 A/A1	100,000	103,970
Chicago Transit Authority, Transportation, Revenue Bonds, AMBAC, 4.000%, 6/1/2012 A/A1	150,000	156,166
City of Berwyn, General Obligation, GO UT, AMBAC, 4.000%, 12/1/2010 NR/WR	350,000	353,479
City of Berwyn, General Obligation, GO UT, AMBAC, 5.000%, 12/1/2013 NR/WR	230,000	245,704
City of Carbondale, General Obligation, GO UT, AMBAC, 4.500%, 12/1/2011 NR/WR	515,000	535,492
City of Chicago, Airport, Revenue Bonds, AMBAC, 4.500%, 1/1/2011 A-/A2	150,000	152,848
City of Chicago, Airport, Revenue Bonds, NATL-RE, 5.000%, 1/1/2011 A/A1	50,000	50,973
City of Springfield, General Obligation, GO UT, NATL-RE, 5.500%, 12/1/2010 AA/Aa2; Call Date 6/1/2010	600,000	601,770
Coles & Cumberland Counties, School District, GO UT, NATL-RE FGIC, 5.400%, 2/1/2011 NR/A1	225,000	230,746
Cook & Du Page Counties Combined School District No. 113A-Lemont, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2011 NR/WR	35,000	33,764
Cook County School District No. 130 Blue Island, School District, GO, XLCA, 4.250%, 12/1/2013 NR/WR	500,000	524,485
Cook County School District No. 144 Prairie Hills, School District, GO UT, 5.250%, 12/1/2012 NR/NR; Call Date 9/1/2010	2,315,000	2,319,607
Cook County School District No. 144 Prairie Hills, School District, GO UT, 5.500%, 12/1/2013 NR/NR; Call Date 9/1/2010	1,000,000	1,002,610
County of Cook, General Obligation, GO UT, 0.630%, 11/1/2033 AA/A-2/Aa3; Call Date 6/1/2010 (4)	2,000,000	2,000,000
Du Page County Community Consolidated School District No. 89 Glen, General, GO, AMBAC, 3.750%, 2/1/2011 NR/WR	100,000	101,500
Grundy County School District No. 54 Morris, School District, GO UT, AMBAC, 5.250%, 12/1/2012 NR/WR; Call Date 12/1/2010	205,000	209,256
Illinois Department of Central Management Services, General, Certificate of Participation, AMBAC, 5.100%, 7/1/2010 NR/WR	150,000	150,090
Illinois Finance Authority, Higher Education, Revenue Bonds, 5.250%, 6/1/2013 A/Baa1; Call Date 6/1/2010	175,000	175,486
Illinois Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 4.700%, 12/1/2010 A/Baa1; Call Date 6/1/2010	25,000	25,060
Illinois Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.000%, 8/1/2015 A/WR	50,000	54,224
Illinois Finance Authority, Medical, Revenue Bonds, 3.875%, 5/1/2012 AA/A-1+/Aa2 (4)	900,000	935,604
Illinois Finance Authority, Medical, Revenue Bonds, 5.375%, 3/1/2011 A/Baa1; Call Date 6/1/2010	75,000	75,035
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 5.100%, 8/15/2011 NR/WR; Call Date 6/1/2010	90,000	90,198
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 5.500%, 8/1/2011 BBB/Baa2; Call Date 6/1/2010	225,000	225,567
Illinois Finance Authority, Medical, Revenue Bonds, NATL-RE, 6.000%, 7/1/2010 A/Baa1	600,000	601,314
Illinois Housing Development Authority, Multi-Family Housing, Revenue Bonds, GO, 4.100%, 1/1/2013 A+/A1	295,000	305,139
Illinois Housing Development Authority, Multi-Family Housing, Revenue Bonds, NATL-RE GO OF AUTH, 4.100%, 1/1/2014 A+/A1; Call Date 7/1/2013	160,000	165,755
Kendall Kane & Will Counties Community Unit School District No. 308, School District, GO UT, FSA, 0.000%, 10/1/2010 NR/Aa2	100,000	99,820
Lake County Community Consolidated School District No. 34-Antioch, School District, GO, NATL-RE, 3.950%, 12/1/2010 NR/Baa1	100,000	101,431
Lake County Community Unit School District No. 116-Round Lake, School District, GO UT, NATL-RE, 9.000%, 1/1/2012 NR/Baa1	425,000	465,239
Lake County Community Unit School District No. 116-Round Lake, School District, GO UT, NATL-RE, 9.000%, 1/1/2013 NR/Baa1	465,000	533,820
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2012 NR/WR	50,000	47,892
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2013 NR/WR	450,000	413,977
Macon County School District No. 61, School District, GO UT, 4.800%, 12/1/2011 NR/A1	65,000	68,396
Marion & Jefferson Counties Community High School District No. 600 Salem, School District, GO, NATL-RE FGIC, 0.000%, 11/1/2016 NR/WR	475,000	353,538
State of Illinois, Development, Revenue Bonds, FSA, 5.500%, 12/15/2014 NR/Aa3; Call Date 12/15/2010	200,000	203,200
State of Illinois, General Obligation, GO UT, 5.000%, 1/1/2012 A+/Aa3	100,000	105,840
Town of Cicero, General Obligation, GO UT, NATL-RE FGIC, 3.625%, 12/1/2010 A/WR	25,000	25,382
Town of Cicero, General Obligation, GO UT, XLCA, 5.000%, 1/1/2014 NR/WR	210,000	215,170
University of Illinois, General, Certificate of Participation, AMBAC, 5.000%, 8/15/2011 NR/WR	50,000	51,896
Village of Melrose Park, General Obligation, GO UT, NATL-RE, 9.000%, 12/15/2011 NR/Baa1	110,000	121,569

Whiteside County Community Unit School District No. 6 Morrison, School District, GO UT, NATL-RE, 0.000%, 12/1/2011 AA-/Baa1	145,000	140,066

		14,373,078
Indiana - 4.4%
Center Grove Community School Corp., General Obligation, GO UT, 2.000%, 6/30/2010 NR/NR	375,000	375,191
Center Grove Community School Corp., General Obligation, GO UT, 2.000%, 12/30/2010 NR/NR	220,000	220,576
Center Grove Community School Corp., School District, GO UT, 2.000%, 6/30/2010 NR/NR	325,000	325,166
Center Grove Community School Corp., School District, GO UT, 2.000%, 12/30/2010 NR/NR	170,000	170,445
City of Carmel, Water, Revenue Bonds, AMBAC, 3.850%, 5/1/2013 NR/WR; Call Date 5/1/2011	150,000	151,946
City of Fort Wayne, Water, Revenue Bonds, NATL-RE FGIC, 5.000%, 8/1/2011 A/Aa3; Call Date 6/1/2010	215,000	215,643
City of Lawrence, Water, Revenue Bonds, 4.000%, 1/1/2012 A/NR	135,000	140,177
Clarksville High School Building Corp., School District, Revenue Bonds, NATL-RE FGIC, 4.500%, 7/15/2012 AA+/WR	100,000	105,731
Indiana Bond Bank, Revenue Bonds, 3.000%, 2/1/2011 AA/NR	80,000	81,009
Indiana Bond Bank, Revenue Bonds, 3.000%, 2/1/2011 AA/NR	230,000	232,990
Indiana Development Finance Authority, Education, Revenue Bonds, 0.600%, 7/1/2026 NR/NR; Call Date 6/3/2010 (4)	100,000	100,000
Indiana Finance Authority, Education, Revenue Bonds, CIFG, 1.850%, 7/1/2025 NR/A2; Call Date 6/3/2010 (4)	2,150,000	2,150,000
Indiana Finance Authority, Medical, Revenue Bonds, 3.000%, 12/1/2011 AA/Aa2	645,000	661,273
Indiana Finance Authority, Medical, Revenue Bonds, 5.000%, 11/1/2011 NR/Aa3	500,000	524,625
Indiana Health Facility Financing Authority, Medical, Revenue Bonds, 0.600%, 2/1/2025 NR/Aa1; Call Date 6/1/2010 (4)	400,000	400,000
Indiana Health Facility Financing Authority, Medical, Revenue Bonds, 5.000%, 6/1/2012 NR/Aa2	850,000	912,067
Indiana Municipal Power Agency, Power, Revenue Bonds, NATL-RE, 6.000%, 1/1/2013 A+/A1	200,000	222,402
Indiana Port Commission, Development, Revenue Bonds, 4.100%, 5/1/2012 A/NR	1,000,000	1,045,700
Indianapolis Local Public Improvement Bond Bank, Bond Bank, Revenue Bonds, NATL-RE, 5.000%, 7/1/2012 AA-/A1	575,000	612,473
Lawrence Central High School Building Corp., School District, Revenue Bonds, 0.000%, 7/1/2011 A/Baa1	10,000	9,358
Marion County Convention & Recreational Facilities Authority, General, Revenue Bonds, NATL-RE, 5.500%, 6/1/2012 A/Baa1; Call Date 6/1/2011	200,000	205,938
Mount Vernon of Hancock County Multi-School Building Corp., School District, Revenue Bonds, 5.000%, 1/15/2013 A+/Baa1	250,000	269,087
Portage Redevelopment District, General, Tax Allocation, CIFG, 3.500%, 7/15/2010 A/NR	250,000	250,578
South Bend Redevelopment District, General, Special Tax, AMBAC, 3.600%, 1/1/2011 NR/WR	50,000	50,422
St. Joseph County Hospital Authority, Medical, Revenue Bonds, 4.750%, 8/15/2012 AA-/Baa1; Call Date 6/1/2010	350,000	350,854
St. Joseph County Redevelopment District, General, Tax Allocation, 2.000%, 1/15/2011 A+/A1 (5)	400,000	401,048
St. Joseph County Redevelopment District, General, Tax Allocation, 2.000%, 1/15/2012 A+/A1 (5)	100,000	100,237
Wheeler-Union Township School Building Corp., School District, Revenue Bonds, AGM, 4.550%, 7/15/2012 AAA/Aa3; Call Date 1/15/2011	100,000	102,057

		10,386,993
Iowa - 2.3%
Ballard Community School District, Education, Revenue Bonds, 3.000%, 7/1/2011 A/NR	660,000	672,540
City of Coralville, General, Tax Allocation, 5.000%, 6/1/2010 NR/A2	415,000	415,000
Dubuque Community School District, Education, Revenue Bonds, 2.750%, 7/1/2011 NR/NR	950,000	956,336
Fort Madison Community School District, Education, Revenue Bonds, 3.000%, 7/1/2010 A+/NR	265,000	265,509
Fort Madison Community School District, Education, Revenue Bonds, 3.000%, 7/1/2011 A+/NR	200,000	203,820
Iowa Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 6.500%, 12/1/2011 A/Baa1	2,425,000	2,508,105
Kirkwood Community College, Higher Education, GO UT, 3.000%, 6/1/2012 AA-/Aa2	190,000	194,636
Marshalltown Community School District, GO UT, 5.000%, 5/1/2011 NR/Baa1	50,000	51,352

		5,267,298
Kansas - 0.2%
City of Olathe, Medical, Revenue Bonds, 4.125%, 3/1/2013 A+/NR; Call Date 3/1/2012 (4)	100,000	103,483
Sumner County Unified School District No. 353, GO UT, FGIC, 4.625%, 9/1/2012 A/WR; Call Date 9/1/2010	240,000	242,534

Wyandotte County-Kansas City Unified Government, Power, Revenue Bonds, AMBAC, 0.000%, 9/1/2010 NR/WR	100,000	99,492

		445,509
Kentucky - 0.5%
City of Danville, Water, Revenue Bonds, 5.050%, 12/1/2010 NR/A1 (4)	175,000	178,215
County of Floyd, General Obligation, GO UT, AGM, 4.400%, 3/1/2013 NR/Aa3; Call Date 6/1/2010	90,000	91,871
Kentucky Economic Development Finance Authority, Medical, Revenue Bonds, 3.000%, 5/1/2011 AA-/NR	425,000	431,638
Kentucky Economic Development Finance Authority, Medical, Revenue Bonds, 4.000%, 5/1/2012 AA-/NR	350,000	365,407
Kentucky Interlocal School Transportation Association, General, Certificate of Participation, 3.500%, 3/1/2011 NR/Aa2	50,000	51,132
Kentucky State Property & Building Commission, Facilities, Revenue Bonds, 1.000%, 11/1/2010 A+/Aa2	30,000	30,042

		1,148,305
Louisiana - 2.5%
City of New Orleans, General Obligation, GO UT, FGIC, 5.125%, 12/1/2012 NR/A3	150,000	157,716
City of New Orleans, General Obligation, GO UT, FGIC, 6.500%, 12/1/2011 BBB/A3	425,000	452,111
City of New Orleans, General, Revenue Bonds, AGM, 5.500%, 12/1/2010 AAA/Aa3	100,000	102,517
City of New Orleans, Water, Revenue Bonds, FGIC, 5.000%, 6/1/2011 BBB-/A3; Call Date 6/1/2010	100,000	100,994
Jefferson Sales Tax District, General, Revenue Bonds, AMBAC, 5.250%, 12/1/2014 A+/WR; Call Date 12/1/2011	1,015,000	1,058,736
Louisiana Public Facilities Authority, Medical, Revenue Bonds, 0.600%, 7/1/2021 NR/NR; Call Date 6/1/2010 (4)	890,000	890,000
Louisiana State Citizens Property Insurance Corp., General, Revenue Bonds, Assured Guaranty Corp., 3.000%, 6/1/2011 AAA/Aa3	990,000	1,000,187
Parish of Jefferson, General, Revenue Bonds, AMBAC, 5.000%, 11/1/2011 A+/Aa3	130,000	136,890
Plaquemines Parish School Board, Education, Revenue Bonds, AMBAC, 4.650%, 3/1/2012 NR/WR; Call Date 6/1/2010	785,000	794,342
Regional Transit Authority, General, Revenue Bonds, NATL-RE FGIC, 0.000%, 12/1/2012 A/WR	240,000	209,210
State of Louisiana, General, Revenue Bonds, 0.000%, 6/1/2013 AA/Aa2; Call Date 12/1/2012 (4) (5)	1,000,000	1,000,000
West Ouachita Parish School District, General, Revenue Bonds, 4.400%, 9/1/2011 AA-/Baa1; Call Date 6/1/2010	25,000	25,555

		5,928,258
Maryland - 0.4%
City of Baltimore, General, Revenue Bonds, NATL-RE, 5.375%, 9/1/2012 A/Baa1; Call Date 6/1/2010	40,000	40,323
County of Anne Arundel, Multi-Family Housing, Revenue Bonds, FHLMC, 2.125%, 1/1/2013 AAA/NR; Call Date 1/1/2011	700,000	701,127
Maryland Community Development Administration, Single Family Housing, Revenue Bonds, 3.900%, 9/1/2011 NR/Aa2	230,000	237,383
Maryland State Transportation Authority, Transportation, Revenue Bonds, NATL-RE FGIC, 0.000%, 7/1/2011 AA-/Aa3	50,000	49,180

		1,028,013
Massachusetts - 1.3%
Freetown Lakeville Regional School District, School District, GO UT, NATL-RE, 3.500%, 1/1/2011 A+/A1	100,000	101,547
Massachusetts Development Finance Agency, Higher Education, Revenue Bonds, 5.000%, 1/1/2012 A-/NR	125,000	130,954
Massachusetts Development Finance Agency, Higher Education, Revenue Bonds, AMBAC, 5.125%, 1/1/2013 A-/WR; Call Date 6/1/2010	70,000	70,538
Massachusetts Health & Educational Facilities Authority, Higher Education, Revenue Bonds, NATL-RE, 4.800%, 7/1/2010 NR/A3	25,000	25,057
Massachusetts Health & Educational Facilities Authority, Medical, Revenue Bonds, AGM, 0.600%, 7/1/2040 AAA/Aa2; Call Date 6/2/2010 (4)	500,000	500,000
Massachusetts Health & Educational Facilities Authority, Medical, Revenue Bonds, AGM, 5.250%, 6/1/2011 AAA/Aa3; Call Date 6/1/2010	330,000	330,917
Massachusetts Health & Educational Facilities Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 3.000%, 11/15/2011 AAA/NR	450,000	458,406
Massachusetts Housing Finance Agency, Single Family Housing, Revenue Bonds, 3.950%, 6/1/2011 AA/Aa2 (4)	30,000	30,464

Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.000%, 7/1/2010 A/Baa1	535,000	536,568
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.000%, 7/1/2011 A/Baa1	425,000	441,396
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.000%, 7/1/2011 A/Baa1	100,000	103,858
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.000%, 7/1/2011 A/A3	100,000	103,858
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.250%, 7/1/2014 A/Baa1; Call Date 1/1/2012	165,000	173,956
Massachusetts State Turnpike Authority, Transportation, Revenue Bonds, 5.000%, 1/1/2011 A/A3; Call Date 6/1/2010	25,000	25,082
Town of Ashland, General Obligation, GO, NATL-RE FGIC, 5.500%, 6/1/2012 NR/Aa2; Call Date 6/10/2010	100,000	101,101

		3,133,702
Michigan - 3.8%
Allen Park Public School District, School District, GO UT, Q-SBLF, 3.500%, 5/1/2011 AA-/Aa2	100,000	102,816
Alma Public Schools, General, GO UT, Q-SBLF, 5.000%, 5/1/2012 NR/Aa2; Call Date 11/1/2010	200,000	203,430
Charter Township of Redford, Water, Revenue Bonds, AMBAC, 4.800%, 4/1/2015 A/WR; Call Date 10/1/2010	275,000	275,679
City of Battle Creek, General Obligation, GO, AMBAC, 5.000%, 5/1/2014 AA-/Aa3	25,000	27,159
City of Detroit, Water, Revenue Bonds, FSA, 5.000%, 7/1/2010 AAA/Aa3	730,000	732,518
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.400%, 7/1/2011 A/Aa3	160,000	167,067
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.500%, 7/1/2013 A/Aa3 (4)	625,000	685,844
City of Marquette, Water, Revenue Bonds, AMBAC, 4.000%, 5/1/2013 NR/WR	200,000	202,408
Eastern Michigan University, Higher Education, Revenue Bonds, AMBAC, 6.000%, 6/1/2012 NR/A1; Call Date 6/1/2010	200,000	202,710
Eaton Rapids Building Authority, Facilities, GO, 3.000%, 3/1/2011 A+/NR	170,000	171,600
Eaton Rapids Building Authority, Facilities, GO, 3.000%, 3/1/2012 A+/NR	195,000	198,863
Garden City School District, School District, GO UT, Q-SBLF, 4.300%, 5/1/2011 AA-/Aa2	30,000	30,909
Hancock Public Schools, School District, GO UT, Q-SBLF, 4.450%, 5/1/2014 AA-/NR; Call Date 5/1/2012	310,000	325,841
Howell Public Schools, School District, GO UT, Q-SBLF, 5.250%, 5/1/2014 AA-/Aa2; Call Date 5/1/2011	375,000	388,927
Kalamazoo Hospital Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.500%, 5/15/2012 NR/A2; Call Date 6/1/2010	25,000	25,073
Kent Hospital Finance Authority, Medical, Revenue Bonds, 4.000%, 7/15/2011 AA/Aa3	25,000	25,822
Michigan Municipal Bond Authority, General, Revenue Bonds, AMBAC, 4.450%, 11/1/2011 NR/WR	50,000	50,394
Michigan Municipal Bond Authority, General, Revenue Bonds, AMBAC, 4.700%, 11/1/2013 NR/WR; Call Date 6/1/2010	50,000	50,120
Michigan State Building Authority, General, Revenue Bonds, AMBAC, 5.000%, 10/15/2011 A+/Aa3 (4)	1,290,000	1,356,229
Michigan State Hospital Finance Authority, Medical, Revenue Bonds, 5.000%, 5/1/2012 AA-/A-1+/Aa2 (4)	150,000	160,058
Mona Shores Public Schools, School District, GO UT, Q-SBLF, 3.900%, 5/1/2014 AA-/Aa2; Call Date 5/1/2012	800,000	829,264
Muskegon County Building Authority, General Obligation, GO, NATL-RE FGIC, 4.450%, 5/1/2013 AA/Aa3; Call Date 11/1/2011	300,000	311,622
Oakland University, Higher Education, Revenue Bonds, 2.300%, 3/1/2031 A-/A-2/Aaa; Call Date 6/1/2010 (4)	2,000,000	2,000,000
Oakland University, Higher Education, Revenue Bonds, AMBAC, 5.000%, 5/15/2012 NR/A1	25,000	26,901
Southeastern Oakland County, Water, Revenue Bonds, 4.250%, 7/1/2015 AA+/A1; Call Date 7/1/2013	55,000	57,650
Taylor Tax Increment Finance Authority, General, Tax Allocation, FSA, 5.500%, 5/1/2012 AAA/Aa3; Call Date 5/1/2011	100,000	104,220
Utica Community Schools, School District, GO UT, Q-SBLF, 4.600%, 5/1/2014 AA/Aa2; Call Date 5/1/2011	25,000	25,620
Western Michigan University, Higher Education, Revenue Bonds, NATL-RE, 5.000%, 11/15/2010 A/A1	25,000	25,381
Wyoming Public Schools, School District, GO UT, NATL-RE, FGIC, 4.000%, 5/1/2011 A+/Aa3	10,000	10,297

		8,774,422
Minnesota - 0.5%
Clearbrook-Gonvick Independent School District No. 2311, School District, GO UT, School District Credit Program, 4.850%, 2/1/2018 AAA/NR; Call Date 2/1/2012	170,000	180,260
Minneapolis & St. Paul Housing & Redevelopment Authority, Medical, Revenue Bonds, 5.000%, 12/1/2014 BBB/Baa1; Call Date 12/1/2013	15,000	15,840

Minnesota Agricultural & Economic Development Board, Medical, Revenue Bonds, AGC, 4.000%, 2/15/2012 AAA/NR	500,000	521,840
New River Medical Center, Medical, Revenue Bonds, 2.000%, 12/1/2010 NR/NR	370,000	370,636

		1,088,576
Mississippi - 1.0%
Mississippi Business Finance Corp., Utilities, Revenue Bonds, 1.000%, 11/1/2010 A/A-1/NR; Call Date 11/1/2010 (4)	2,000,000	2,000,000
Mississippi Gulf Coast Regional Wastewater Authority, Water, Revenue Bonds, NATL-RE, 5.000%, 7/1/2011 NR/Baa1	100,000	104,631
State of Mississippi, General Obligation, GO UT, 5.000%, 11/1/2020 AA/Aa2; Call Date 11/1/2010	50,000	50,959
University of Southern Mississippi, General, Certificate of Participation, AGC, 2.000%, 9/15/2011 AAA/NR	75,000	75,388
University of Southern Mississippi, General, Certificate of Participation, AGC, 3.000%, 9/15/2012 AAA/NR	85,000	86,829

		2,317,807
Missouri - 2.8%
City of Branson, General, Revenue Bonds, 3.000%, 1/1/2013 A/NR	130,000	133,480
City of Sikeston, Utilities, Revenue Bonds, NATL-RE, 6.200%, 6/1/2010 A/Baa1	100,000	100,000
City of St. Louis, Airport, Revenue Bonds, AGM, 5.000%, 7/1/2014 AAA/Aa3	100,000	109,430
City of St. Louis, Airport, Revenue Bonds, NATL-RE FGIC, 5.125%, 7/1/2011 A/Baa1; Call Date 6/1/2010	500,000	503,845
City of St. Louis, Airport, Revenue Bonds, NATL-RE FGIC, 5.125%, 7/1/2012 A/Baa1; Call Date 6/1/2010	75,000	75,540
City of St. Louis, General Obligation, GO UT, AMBAC, 5.000%, 2/15/2012 NR/Aa3	25,000	26,756
Fort Zumwalt School District Improvement Corp., Education, Revenue Bonds, NATL-RE FGIC, 5.000%, 3/1/2015 NR/Aa3; Call Date 3/1/2014	25,000	27,220
Kansas City School District Building Corp., Education, Revenue Bonds, FGIC, 5.000%, 2/1/2013 NR/WR	600,000	628,410
Missouri Development Finance Board, General, Revenue Bonds, 3.000%, 4/1/2011 A/NR	130,000	131,156
Missouri Joint Municipal Electric Utility Commission, Power, Revenue Bonds, NATL-RE, 5.000%, 1/1/2013 A/Baa1	355,000	377,748
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 2.000%, 5/15/2011 A+/NR	340,000	341,918
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 3.000%, 5/15/2012 A+/NR	500,000	510,475
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, AMBAC, 1.070%, 12/1/2036 A+/A2; Call Date 6/7/2010 (4)	500,000	500,000
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, AMBAC, 1.100%, 12/1/2036 A+/A2; Call Date 6/4/2010 (4)	100,000	100,000
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, CIFG, 1.100%, 12/1/2030 A+/A2; Call Date 6/1/2010 (4)	375,000	375,000
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, CIFG, 1.100%, 12/1/2030 A+/A2; Call Date 6/2/2010 (4)	2,000,000	2,000,000
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, FSA, 0.540%, 1/1/2030 AAA/A-1/NR (4)	500,000	500,000
State of Missouri, General, Certificate of Participation, NATL-RE, 5.000%, 6/1/2010 AA+/Aa2	35,000	35,000

		6,475,978
Montana - 0.0%
Montana Board of Housing, Single Family Housing, Revenue Bonds, GO, 4.250%, 12/1/2012 AA+/Aa1; Call Date 12/1/2011	70,000	70,160

Nebraska - 0.2%
Douglas County Hospital Authority No. 2, Medical, Revenue Bonds, 3.000%, 1/1/2012 NR/NR	100,000	101,373
Lancaster County Hospital Authority No. 1, Medical, Revenue Bonds, 3.000%, 1/1/2012 NR/NR	250,000	253,433

		354,806
Nevada - 1.4%
City of Henderson, Medical, Revenue Bonds, 4.000%, 7/1/2012 A/A2	225,000	232,992
City of North Las Vegas, General, Special Assessment, AMBAC, 3.875%, 12/1/2011 BBB+/WR	90,000	88,838
Clark County School District, School District, GO, NATL-RE FGIC, 5.375%, 6/15/2014 AA/Aa2; Call Date 6/15/2011	200,000	214,040
County of Clark, Airport, Revenue Bonds, 5.000%, 7/1/2012 A/A1	1,000,000	1,068,140
County of Clark, General Obligation, GO, AMBAC, 4.000%, 12/1/2012 AA+/Aaa	25,000	26,722
Las Vegas Redevelopment Agency, General, Tax Allocation, 6.000%, 6/15/2015 A/NR	250,000	274,977
North Las Vegas Special Assessment District No. 63, General, Special Assessment, AMBAC, 4.000%, 11/1/2012 A+/Aa2; Call Date 11/1/2010	45,000	46,758

Reno Redevelopment Agency, General, Tax Allocation, NATL-RE, 5.000%, 9/1/2012 A/Baa1; Call Date 6/1/2010	25,000	25,065
Reno-Tahoe Airport Authority, Airport, Revenue Bonds, AGM, 5.000%, 7/1/2010 NR/Aa3	335,000	336,156
Sparks Redevelopment Agency, Development, Tax Allocation, 4.000%, 1/15/2012 A-/NR	500,000	510,600
Virgin Valley Water District, Water, Revenue Bonds, NATL-RE FGIC, 3.500%, 6/1/2014 NR/A1	535,000	546,214

		3,370,502
New Hampshire - 0.1%
City of Manchester, Airport, Revenue Bonds, 5.000%, 1/1/2011 A-/A3	265,000	269,571

New Jersey - 0.4%
Atlantic County Utilities Authority, Water, Revenue Bonds, AMBAC, 3.375%, 1/15/2011 NR/WR	25,000	25,270
City of Pleasantville, General Obligation, GO UT, NATL-RE, 4.500%, 10/1/2011 NR/A2; Call Date 6/1/2010	150,000	150,340
New Jersey Economic Development Authority, Facilities, Revenue Bonds, NATL-RE, 0.000%, 7/1/2014 A/A1	200,000	179,208
New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Revenue Bonds, 3.750%, 10/1/2011 AA/Aa2	100,000	101,989
Roxbury Township School District, School District, GO UT, AGM, 4.125%, 9/1/2010 NR/Aa2	100,000	100,934
Salem County Improvement Authority, General Obligation, Revenue Bonds, NATL-RE FGIC, 3.500%, 5/1/2011 NR/WR	250,000	257,180
State of New Jersey, General, Certificate of Participation, 5.000%, 6/15/2011 AA-/Aa3	85,000	88,369
Township of Lyndhurst, General Obligation, GO UT, NATL-RE, FGIC, 4.700%, 5/1/2011 NR/A1	100,000	103,495
Township of Lyndhurst, General Obligation, GO UT, NATL-RE, FGIC, 4.700%, 5/1/2014 NR/A1; Call Date 5/1/2011	25,000	25,588

		1,032,373
New Mexico - 0.1%
County of Dona Ana, General, Revenue Bonds, AMBAC, 5.250%, 6/1/2012 NR/WR	5,000	5,170
Taos County, School District, Revenue Bonds, RADIAN, 4.000%, 10/1/2010 NR/A3	325,000	330,506

		335,676
New York - 1.7%
Albany County Airport Authority, Airport, Revenue Bonds, FSA, 4.700%, 12/15/2012 AAA/Aa3; Call Date 6/1/2010	200,000	201,498
Buffalo Sewer Authority, Water, Revenue Bonds, AGM, 5.000%, 7/1/2010 AAA/Aa3	250,000	250,902
City of New York, General Obligation, GO UT, 5.000%, 12/1/2011 AA/Aa2	40,000	42,621
City of New York, General Obligation, GO UT, 5.250%, 6/1/2011 AA/Aa2	65,000	68,126
County of Erie, General Obligation, GO UT, NATL-RE, 5.000%, 12/1/2010 A/A2	300,000	305,439
Hauppauge Union Free School District, School District, GO UT, AGM, 4.125%, 8/1/2013 NR/Aa2; Call Date 8/1/2011	40,000	41,298
New York State Environmental Facilities Corp., Water, Revenue Bonds, 5.000%, 8/15/2013 AAA/Aaa; Call Date 6/1/2010	125,000	125,935
Rocky Point Union Free School District, School District, GO UT, NATL-RE FGIC, 4.500%, 6/1/2011 NR/Aa3	100,000	101,000
Utica Industrial Development Agency, Higher Education, Revenue Bonds, 0.480%, 10/1/2025 NR/A2/VMIG1; Call Date 6/1/2010 (4)	1,800,000	1,800,000
Utica Industrial Development Agency, Higher Education, Revenue Bonds, 0.480%, 7/15/2029 NR/A2/VMIG1; Call Date 6/1/2010 (4)	1,000,000	1,000,000

		3,936,819
North Carolina - 0.1%
North Carolina Capital Facilities Finance Agency, Higher Education, Revenue Bonds, XLCA, 5.000%, 4/1/2012 NR/WR	195,000	201,878
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 5.500%, 1/1/2012 A-/Baa1	10,000	10,667
University of North Carolina System, Higher Education, Revenue Bonds, AMBAC, 5.000%, 4/1/2011 NR/WR	40,000	40,829

		253,374
Ohio - 5.0%
Ansonia Local School District, School District, GO UT, NATL-RE, 5.000%, 12/1/2010 NR/Baa1	50,000	50,734
City of Cleveland, General Obligation, GO, Assured Guaranty Corp., 2.250%, 12/1/2011 AAA/Aa3	15,000	15,235
City of Cleveland, General, Certificate of Participation, AMBAC, 0.000%, 11/15/2010 A/A2	100,000	99,445
City of Cleveland, Water, Revenue Bonds, 2.500%, 1/1/2033 AAA/A-2/Aaa; Call Date 6/1/2010 (4)	2,000,000	2,000,000

City of Parma, Medical, Revenue Bonds, 0.710%, 10/1/2029 A-/A-2/NR; Call Date 6/1/2010 (4)	2,895,000	2,895,000
City of Toledo, Facilities, Special Assessment, 4.125%, 6/1/2012 NR/A3 (5)	1,250,000	1,293,225
City of Warrensville Heights, General Obligation, GO, 3.000%, 2/3/2011 NR/NR	1,000,000	1,006,500
County of Erie, General Obligation, Revenue Bonds, 0.490%, 8/15/2046 AAA/A-1/NR; Call Date 6/1/2010 (4)	975,000	975,000
County of Hamilton, Medical, Revenue Bonds, NATL-RE, 5.250%, 5/15/2011 A/Baa1; Call Date 11/15/2010	200,000	201,458
County of Knox, Medical, Revenue Bonds, RADIAN, 5.000%, 6/1/2012 NR/NR	25,000	25,163
Monroe County, General Obligation, GO, Assured Guaranty Corp., 2.000%, 12/1/2010 NR/Aa3	60,000	60,168
Township of Tiffin, General Obligation, GO, 1.500%, 12/15/2010 NR/MIG1 (5)	1,000,000	1,002,730
University of Cincinnati, Higher Education, Revenue Bonds, 0.430%, 6/1/2024 A+/NR/Aa2; Call Date 6/1/2010 (4)	1,700,000	1,700,000
University of Cincinnati, Higher Education, Revenue Bonds, 0.430%, 6/1/2034 A+/NR/Aa2; Call Date 6/1/2010 (4)	400,000	400,000

		11,724,658
Oklahoma - 0.3%
City of Moore, General Obligation, GO UT, NATL-RE, 5.750%, 4/1/2012 A/A1	700,000	748,034
Tulsa Airports Improvement Trust, Airport, Revenue Bonds, NATL-RE, FGIC, 5.400%, 6/1/2011 A/A3	50,000	50,000

		798,034
Pennsylvania - 3.0%
Allegheny County Hospital Development Authority, Medical, Revenue Bonds, 1.340%, 8/1/2013 A+/Aa3; Call Date 2/1/2013 (4)	2,000,000	2,001,920
Allegheny County Sanitation Authority, Water, Revenue Bonds, NATL-RE, 5.750%, 12/1/2013 A/A1; Call Date 12/1/2010	25,000	25,690
Blair County Hospital Authority, Medical, Revenue Bonds, 2.375%, 11/15/2010 BBB+/NR	1,000,000	1,002,060
Borough of Sewickley, General Obligation, GO UT, AGM, 3.250%, 12/1/2011 AAA/Aa3; Call Date 6/1/2010	100,000	100,140
City of Philadelphia, Airport, Revenue Bonds, NATL-RE FGIC, 5.250%, 6/15/2014 A+/A2; Call Date 6/1/2010	90,000	90,250
City of Philadelphia, Power, Revenue Bonds, AMBAC, 5.000%, 8/1/2010 BBB-/Baa2	1,630,000	1,637,954
Crestwood School District, School District, GO UT, AGM, 4.000%, 3/1/2015 NR/Aa3; Call Date 9/1/2011	180,000	185,456
Cumberland County Municipal Authority, Nursing Homes, Revenue Bonds, 3.000%, 1/1/2011 NR/NR	500,000	500,990
Erie Sewer Authority, Utilities, Revenue Bonds, 3.000%, 12/1/2011 A-/NR	205,000	209,190
Governor Mifflin School District, School District, GO UT, AGM, 3.550%, 9/15/2012 NR/Aa3; Call Date 9/15/2010	150,000	151,022
Harrisburg Authority, Pollution, Revenue Bonds, AGM, 5.000%, 12/1/2013 AAA/Aa3 (4)	510,000	510,806
Hermitage Municipal Authority, Water, Revenue Bonds, NATL-RE, 3.650%, 2/1/2014 A/Baa1; Call Date 6/1/2010	200,000	200,336
North Star School District, School District, GO UT, AGM, 3.375%, 3/15/2012 AAA/Aa3; Call Date 9/15/2010	100,000	100,746
Philadelphia Hospitals & Higher Education Facilities Authority, Medical, Revenue Bonds, AMBAC, 3.100%, 8/1/2010 A/WR	100,000	100,220
Philadelphia School District, School District, GO, State Aid Withholding, 3.500%, 9/1/2010 A+/Aa2	275,000	276,617
St. Mary Hospital Authority, Medical, Revenue Bonds, 4.000%, 11/15/2011 A/A1	25,000	25,996

		7,119,393
Puerto Rico - 1.4%
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.000%, 12/1/2010 BBB/A3	300,000	305,754
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.000%, 12/1/2012 BBB/A3	250,000	264,215
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.500%, 2/1/2012 BBB/NR; Call Date 8/1/2010	200,000	200,164
Puerto Rico Electric Power Authority, Power, Revenue Bonds, AGM, 5.000%, 7/1/2010 AAA/Aa3	100,000	100,371
Puerto Rico Electric Power Authority, Power, Revenue Bonds, CIFG, 3.550%, 7/1/2012 BBB+/A3	50,000	52,225
Puerto Rico Electric Power Authority, Power, Revenue Bonds, XLCA, 5.000%, 7/1/2011 BBB+/A3	50,000	52,204
Puerto Rico Housing Finance Authority, Multi-Family Housing, Revenue Bonds, 4.750%, 10/1/2011 BBB/NR; Call Date 6/1/2010	880,000	880,185
Puerto Rico Public Buildings Authority, General Obligation, Revenue Bonds, AMBAC, 5.750%, 7/1/2010 NR/A3	1,445,000	1,450,014

		3,305,132

Rhode Island - 0.5%
City of Cranston, General Obligation, GO UT, NATL-RE, 5.500%, 7/1/2011 A/A1; Call Date 1/1/2011	25,000	25,339
Rhode Island Health & Educational Building Corp., Education, Revenue Bonds, 3.750%, 5/15/2011 NR/A2	200,000	203,904
Rhode Island Health & Educational Building Corp., Higher Education, Revenue Bonds, 2.500%, 3/1/2012 Ae/NR	455,000	462,958
Rhode Island Health & Educational Building Corp., Medical, Revenue Bonds, 0.500%, 9/15/2033 A-/A-2/Aa2 (4)	400,000	400,000

		1,092,201
South Carolina - 0.5%
East Richland County, Water, Revenue Bonds, AMBAC, 3.750%, 1/1/2011 NR/Aa3	200,000	203,568
Piedmont Municipal Power Agency, Utilities, Revenue Bonds, NATL-RE, 5.250%, 1/1/2012 A/Baa1	500,000	527,350
Trustees of the South Carolina Heritage Trust, General, Revenue Bonds, XLCA, 4.000%, 8/1/2012 NR/A1	25,000	26,176
Winnsboro, Utilities, Revenue Bonds, NATL-RE, 5.250%, 8/15/2010 A/Baa1	300,000	302,193

		1,059,287
South Dakota - 0.7%
Puttable Floating Option Tax-Exempt Receipts, General Obligation, GO UT, 0.540%, 12/1/2022 NR/NR (4)	1,370,000	1,370,000
South Dakota Housing Development Authority, Multi-Family Housing, Revenue Bonds, FSA, 4.100%, 11/1/2012 NR/Aa3; Call Date 5/1/2012	175,000	179,083
South Dakota Housing Development Authority, Single Family Housing, Revenue Bonds, 4.050%, 5/1/2012 AAA/Aa1	50,000	51,318

		1,600,401
Tennessee - 1.0%
Blount County Public Building Authority, Facilities, Revenue Bonds, CNTY GTD, 0.510%, 12/1/2015 AAA/A-2/Aaa; Call Date 6/1/2010 (4)	1,525,000	1,525,000
Chattanooga-Hamilton County Hospital Authority, Medical, Revenue Bonds, FSA, 3.000%, 10/1/2011 AAA/Aa3	500,000	508,095
Greeneville Industrial Development Board, Development, Revenue Bonds, 0.600%, 11/1/2011 AA-/A-1+/NR; Call Date 6/1/2010 (4)	200,000	200,000

		2,233,095
Texas - 4.7%
Capital Area Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 5.000%, 4/1/2013 NR/WR/WR	380,000	398,650
Cinco Municipal Utility District No. 1, General Obligation, Revenue Bonds, NATL-RE FGIC, 3.750%, 12/1/2012 A/WR; Call Date 12/1/2011	225,000	231,374
City of Austin, Power, Revenue Bonds, NATL-RE, 5.250%, 11/15/2012 A+/A1	100,000	110,158
City of Denton, Utilities, Revenue Bonds, FSA, 5.300%, 12/1/2012 AAA/Aa2; Call Date 12/1/2010	200,000	204,170
City of Houston, General, Certificate of Participation, AMBAC, 7.500%, 12/15/2011 NR/WR	600,000	647,586
County of Webb, General Obligation, GO, AMBAC, 4.000%, 2/1/2011 AA-/Aa3	170,000	173,704
Denton Independent School District, GO UT, PSF, 0.580%, 8/15/2022 NR/NR; Call Date 8/15/2016 (4)	460,000	460,000
Ector County Hospital District, Medical, Revenue Bonds, 5.000%, 4/15/2013 A-/A3; Call Date 6/1/2010	150,000	150,234
Euless Development Corp., General, Revenue Bonds, FSA, 4.000%, 9/15/2011 NR/Aa3	50,000	52,170
Fort Bend County Municipal Utility District No. 23, General Obligation, GO UT, AMBAC, 4.000%, 9/1/2012 BBB+/WR	100,000	102,699
Fort Bend County Municipal Utility District No. 81, General Obligation, GO UT, XLCA, 4.000%, 9/1/2014 A/WR; Call Date 9/1/2012	455,000	473,846
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, AGM, 1.000%, 7/1/2031 AAA/Aa3; Call Date 6/3/2010 (4)	1,500,000	1,500,000
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, AGM, 1.000%, 7/1/2031 AAA/Aa3; Call Date 6/3/2010 (4)	2,050,000	2,050,000
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, NATL-RE, 5.375%, 10/1/2013 AA/Aa2; Call Date 6/1/2010	200,000	202,566
Harris County Municipal Utility District No. 238, General Obligation, GO UT, AGM, 5.800%, 4/1/2015 AAA/Aa3; Call Date 6/1/2010	230,000	230,727
Kings Manor Municipal Utility District, Utilities, GO UT, AGC, 2.000%, 9/1/2010 AAA/NR	100,000	100,223
Lufkin Health Facilities Development Corp., Medical, Revenue Bonds, 3.500%, 2/15/2011 BBB+/Baa2	100,000	100,458
Lufkin Health Facilities Development Corp., Medical, Revenue Bonds, 3.600%, 2/15/2012 BBB+/Baa2	405,000	407,446

Matagorda County Hospital District, Medical, Revenue Bonds, FHA-Insured Mortgage, 4.000%, 2/15/2011 BBB/NR	50,000	50,990
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.000%, 1/1/2013 A-/A2 (4)	100,000	107,630
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.500%, 1/1/2011 A-/A2 (4)	190,000	194,777
State of Texas, General Obligation, GO UT, 0.380%, 4/1/2030 AA/A-2/Aa1; Call Date 6/1/2010 (4)	1,995,000	1,995,000
Tarrant County Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 3.000%, 7/1/2011 A+/A1	375,000	379,901
Tarrant County Cultural Education Facilities Finance Corp., Nursing Homes, Revenue Bonds, 5.000%, 11/15/2010 A-/NR	100,000	101,377
Texas Transportation Commission, Transportation, Revenue Bonds, 5.000%, 2/15/2011 BBB+/Baa1 (4)	110,000	112,629
Texas Water Development Board, Water, Revenue Bonds, 5.625%, 7/15/2011 AAA/Aaa; Call Date 7/15/2010	500,000	503,005
Trail of the Lakes Municipal Utility District, General Obligation, GO UT, AMBAC, 3.850%, 4/1/2012 BBB+/WR	50,000	51,387

		11,092,707
Utah - 0.4%
City of Brigham City, General, Special Assessment, 5.000%, 8/1/2011 NR/A1	120,000	124,151
City of Brigham City, General, Special Assessment, 5.000%, 8/1/2012 NR/A1	125,000	132,180
City of Herriman, General, Special Assessment, 3.000%, 11/1/2011 A/NR	370,000	375,169
City of Herriman, General, Special Assessment, 3.000%, 11/1/2012 A/NR	125,000	127,127
Farmington City Municipal Building Authority, Facilities, Revenue Bonds, AMBAC, 4.375%, 6/15/2012 NR/WR	245,000	247,783

		1,006,410
Vermont - 0.5%
Vermont Educational & Health Buildings Financing Agency, Higher Education, Revenue Bonds, AMBAC, 4.550%, 10/1/2012 A-/Baa1; Call Date 6/1/2010	720,000	727,063
Vermont Educational & Health Buildings Financing Agency, Medical, Revenue Bonds, FSA, 5.000%, 12/1/2010 AAA/Aa3 (4)	500,000	507,320

		1,234,383
Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, General, Revenue Bonds, 5.000%, 10/1/2011 BBB/Baa2	100,000	103,828

Virginia - 0.8%
Broadway Industrial Development Authority, Higher Education, Revenue Bonds, 3.850%, 4/1/2011 NR/Baa2	210,000	212,016
City of Covington, General Obligation, GO UT, 3.375%, 12/1/2012 SP-1+/MIG1; Call Date 12/1/2011	370,000	379,827
County of Pittsylvania, School District, GO UT, 3.500%, 7/15/2013 SP-1+/MIG1; Call Date 7/15/2011	1,000,000	1,023,510
County of Spotsylvania, Water, Revenue Bonds, AGM, 4.250%, 6/1/2013 AAA/Aa3; Call Date 6/1/2011	150,000	154,812
Fairfax County Redevelopment & Housing Authority, Facilities, Revenue Bonds, 3.500%, 6/1/2013 AA+/NR; Call Date 6/1/2011	25,000	25,784

		1,795,949
Washington - 1.0%
County of Skagit, General Obligation, GO, CIFG, 3.875%, 12/1/2011 NR/Aa3	25,000	26,121
Grays Harbor County Public Utility District No. 1, Power, Revenue Bonds, NATL-RE, FGIC, 5.000%, 7/1/2012 A/A1	50,000	53,492
King County Housing Authority, Housing, Revenue Bonds, CNTY GTD, 2.400%, 1/1/2013 AAA/NR; Call Date 1/1/2012	550,000	551,524
King County Library System Facilities Foundation, Facilities, Revenue Bonds, AMBAC, 4.750%, 12/1/2012 NR/WR; Call Date 6/1/2010	125,000	125,090
Kittitas County Public Utility District No. 1, Utilities, Revenue Bonds, 3.000%, 6/1/2010 NR/A1	40,000	40,000
Kittitas County Public Utility District No. 1, Utilities, Revenue Bonds, 3.000%, 6/1/2011 NR/A1	75,000	76,121
Kittitas County Public Utility District No. 1, Utilities, Revenue Bonds, 3.000%, 6/1/2012 NR/A1	185,000	190,174
Washington Health Care Facilities Authority, Medical, Revenue Bonds, 5.000%, 1/1/2012 A/A2	780,000	812,682
Washington Health Care Facilities Authority, Medical, Revenue Bonds, AMBAC, 4.000%, 12/1/2010 BBB+/WR	400,000	405,088

		2,280,292
West Virginia - 0.4%
Berkeley County Public Service Sewer District, Water, Revenue Bonds, 4.375%, 10/1/2011 NR/NR	500,000	505,090

City of Wheeling, Utilities, Revenue Bonds, Assured Guaranty Corp., 2.500%, 6/1/2011 AAA/Aa3	200,000	202,324
City of Wheeling, Utilities, Revenue Bonds, Assured Guaranty Corp., 2.625%, 6/1/2012 AAA/Aa3	200,000	203,890
West Virginia Hospital Finance Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 2.500%, 2/15/2011 AAA/Aa3	100,000	100,033

		1,011,337
Wisconsin - 3.5%
Belleville School District, School District, GO UT, AGM, 4.650%, 4/1/2013 AAA/Aa3; Call Date 4/1/2011	250,000	257,795
City of Fond Du Lac, General Obligation, GO UT, NATL-RE FGIC, 3.250%, 3/1/2012 NR/Aa2	25,000	26,161
City of Weyauwega, General Obligation, GO UT, 4.100%, 3/1/2011 NR/NR; Call Date 6/1/2010	375,000	377,565
De Pere Unified School District, School District, GO UT, NATL-RE, FGIC, 4.150%, 10/1/2010 NR/Aa2	15,000	15,187
De Pere Unified School District, School District, GO UT, NATL-RE, FGIC, 4.150%, 10/1/2010 NR/Aa2	10,000	10,126
Green Bay Housing Authority, Housing, Revenue Bonds, 3.000%, 4/1/2011 NR/A3	190,000	192,476
Green Bay Housing Authority, Housing, Revenue Bonds, 3.000%, 4/1/2012 NR/A3	225,000	228,933
Ladysmith-Hawkins School District, GO UT, NATL-RE, FGIC, 4.400%, 9/1/2012 NR/WR	100,000	103,896
Milwaukee Redevelopment Authority, Higher Education, Revenue Bonds, AMBAC, 4.500%, 10/1/2010 NR/WR; Call Date 6/1/2010	100,000	100,008
Milwaukee Redevelopment Authority, Multi-Family Housing, Revenue Bonds, 0.660%, 2/1/2044 NR/NR; Call Date 6/1/2010 (4)	1,435,000	1,435,000
Pardeeville Area School District, GO UT, NATL-RE, 4.250%, 4/1/2011 NR/Aa3	205,000	210,959
Southeast Wisconsin Professional Baseball Park District, General, Revenue Bonds, NATL-RE, 4.600%, 12/15/2013 A/Baa1; Call Date 12/15/2011	45,000	47,660
Southeast Wisconsin Professional Baseball Park District, General, Revenue Bonds, NATL-RE, 5.000%, 12/15/2021 A/Baa1; Call Date 12/15/2011	90,000	95,864
Southeast Wisconsin Professional Baseball Park District, General, Revenue Bonds, NATL-RE, 5.100%, 12/15/2029 A/Baa1; Call Date 12/15/2011	125,000	133,334
Stoughton Area School District, School District, GO UT, NATL-RE FGIC, 4.500%, 4/1/2012 NR/Aa2; Call Date 4/1/2011	75,000	77,101
Stoughton Area School District, School District, GO UT, NATL-RE, FGIC, 5.500%, 4/1/2011 NR/Aa2	50,000	52,105
Village of Hustisford, Utilities, Revenue Bonds, 4.750%, 9/1/2012 NR/NR	135,000	140,324
Village of Mukwonago, Water, Revenue Bonds, 4.000%, 12/1/2012 NR/A1; Call Date 6/1/2011	85,000	86,902
Waunakee Community School District, School District, GO UT, NATL-RE, 4.000%, 4/1/2011 NR/Aa2	25,000	25,743
Wisconsin Health & Educational Facilities Authority, Higher Education, Revenue Bonds, NATL-RE, 5.250%, 6/1/2010 A/A2	150,000	150,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.690%, 7/1/2024 NR/NR; Call Date 6/1/2010 (4)	2,000,000	2,000,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 3.000%, 6/1/2011 NR/A2 (5)	500,000	506,880
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 4.000%, 6/1/2012 NR/A2 (5)	500,000	516,340
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 4.500%, 5/1/2011 BBB+/NR	15,000	15,155
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 4.625%, 9/1/2011 BBB+/NR	565,000	582,063
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 2/15/2011 BBB+/NR	275,000	278,578
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 2/15/2012 BBB+/NR	155,000	159,185
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.450%, 7/1/2011 A-/A3	100,000	102,159
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, AMBAC, 5.000%, 12/15/2013 NR/A1	235,000	255,995

		8,183,494

Total Municipals (identified cost $192,360,517)		192,835,045
Short-Term Investments - 18.7%
Mutual Funds - 14.2%
Marshall Tax-Free Money Market Fund, Class I, 0.530% (13)	33,269,853	33,269,853

Short-Term Municipals - 4.5%
Alexandria Board of Education, School District, GO UT, 3.000%, 11/18/2010 NR/NR	$162,000	163,301
California Municipal Finance Authority, Development, Revenue Bonds, 1.000%, 9/1/2010 BBB/A-2/NR (4)	1,500,000	1,499,625
City of Beckley, Higher Education, Revenue Notes, 3.500%, 12/17/2010 NR/MIG3; Call Date 6/1/2010	435,000	434,895
City of East Providence, General Obligation, GO UT, 4.000%, 5/26/2011 NR/NR	600,000	611,658
City of Two Rivers, General Obligation, GO UT, Assured Guaranty Corp., 2.000%, 4/1/2011 AAA/NR	40,000	40,289
Douglas County Hospital Authority No. 2, Medical, Revenue Bonds, 2.000%, 1/1/2011 NR/NR	100,000	100,280
El Dorado Springs, Utilities, Revenue Notes, 2.000%, 7/1/2010 NR/NR	500,000	500,015
Fishers Redevelopment Authority, Development, Revenue Bonds, 4.000%, 1/15/2011 AA/NR	700,000	711,956
Iowa Higher Education Loan Authority, Student Loan, Revenue Notes, 2.500%, 5/20/2011 SP-1/NR	2,000,000	2,020,060
Iowa Higher Education Loan Authority, Student Loan, Revenue Notes, 5.000%, 5/20/2011 NR/NR	2,000,000	2,000,600
Lancaster County Hospital Authority No. 1, Medical, Revenue Bonds, 2.000%, 1/1/2011 NR/NR	150,000	150,420
Massachusetts Health & Educational Facilities Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 2.500%, 11/15/2010 AAAe/NR	200,000	201,046
Michigan Municipal Bond Authority, General, Revenue Notes, 5.000%, 3/21/2011 SP-1/NR	1,300,000	1,302,249
Minnesota Agricultural & Economic Development Board, Medical, Revenue Bonds, AGC, 3.000%, 2/15/2011 AAA/NR	150,000	152,235
Perth Amboy Board of Education, Education, Certificate of Participation, AGC, 3.000%, 6/15/2010 AAA/Aa3	250,000	250,120
Sparks Redevelopment Agency, Development, Tax Allocation, 4.000%, 1/15/2011 A-/NR	430,000	434,678

		10,573,427

Total Short-Term Investments (identified cost $43,838,198)		43,843,280

Total Investments - 101.1% (identified cost $236,198,715)		236,678,325
Other Assets and Liabilities - (1.1)%		(2,650,078)

Total Net Assets - 100.0%		$234,028,247

Short-Term Income Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Asset-Backed Securities - 9.9%

Automobiles - 8.3%
DaimlerChrysler Auto Trust, Class A3A, (Series 2007-A), 5.000%, 2/8/2012	$809,127	$816,613
DaimlerChrysler Auto Trust, Class A4, (Series 2006-C), 4.980%, 11/8/2011	647,520	648,254
Fifth Third Auto Trust, Class A4A, (Series 2008-1), 4.810%, 1/15/2013	1,500,000	1,546,444
Ford Credit Auto Owner Trust, Class A2A, (Series 2009-A), 3.240%, 8/15/2011	223,952	224,455
Ford Credit Auto Owner Trust, Class A3, (Series 2009-D), 2.170%, 10/15/2013	1,250,000	1,264,982
Honda Auto Receivables Owner Trust, Class A3, (Series 2010-2), 1.340%, 3/18/2014	500,000	499,659
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-A), 3.200%, 2/15/2013	1,000,000	1,022,713
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	1,400,000	1,423,456
USAA Auto Owner Trust, Class A4, (Series 2006-4), 4.980%, 10/15/2012	1,156,352	1,172,084
World Omni Auto Receivables Trust, Class A3, (Series 2009-A), 3.330%, 5/15/2013	1,000,000	1,020,818
World Omni Auto Receivables Trust, Class A3, (Series 2010-A), 1.340%, 12/16/2013	1,000,000	1,000,935

		10,640,413

Credit Cards - 1.2%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	1,500,000	1,518,931

Other Financial - 0.4%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.583%, 4/25/2037 (4) (6) (7)	869,786	474,278

Total Asset-Backed Securities (identified cost $12,854,981)		12,633,622

Collateralized Mortgage Obligations - 10.4%

Federal Home Loan Mortgage Corporation - 0.3%
5.250%, 1/15/2034, (Series 3014)	298,646	307,939
5.900%, 11/15/2035, (Series 3061)	22,914	22,922

		330,861

Government National Mortgage Association - 2.0%
2.866%, 2/16/2020, (Series 2003-48)	242,999	245,324
3.206%, 4/16/2018, (Series 2003-72)	116,566	117,389
3.590%, 11/16/2017, (Series 2004-78)	153,866	154,243
4.408%, 1/16/2025, (Series 2004-103)	1,000,000	1,021,977
4.419%, 5/16/2034, (Series 2007-46)	1,000,000	1,034,172

		2,573,105

Private Sponsor - 8.1%
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	800,725	772,379
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.695%, 5/20/2036 (4)	1,044,927	997,358
Chase Mortgage Finance Corp., Class A3, (Series 2006-S4), 6.000%, 12/25/2036	1,083,977	1,062,695
Countrywide Alternative Loan Trust, Class 1A2, (Series 2004-J9), 4.586%, 10/25/2034	207,508	205,934
Countrywide Home Loan Mortgage Pass-Through Trust, Class 2A2A, (Series 2006-HYB1), 5.386%, 3/20/2036 (4)	338,420	326,967
First Horizon Asset Securities, Inc., Class 1A1, (Series 2005-1), 5.000%, 3/25/2035	999,615	991,692
GMAC Mortgage Corporation Loan Trust, Class 2A2, (Series 2006-AR2), 5.377%, 5/19/2036 (4)	855,571	156,844
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 4.870%, 10/25/2035 (4)	687,329	607,288
JP Morgan Alternative Loan Trust, Class 2A4, (Series 2006-A5), 5.850%, 10/25/2036 (4)	1,942,887	1,263,357
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	596,667	576,861
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.824%, 4/25/2037 (4)	908,466	876,194
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	851,513	828,190
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.453%, 5/25/2037 (4)	305,731	288,772
Residential Funding Mortgage Securities, Class 2A2, (Series 2006-SA3), 5.958%, 9/25/2036 (4)	534,166	433,216
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.530%, 5/25/2036 (4)	694,229	585,695

Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 4.759%, 4/25/2036 (4)	482,444	457,612

		10,431,054

Total Collateralized Mortgage Obligations (identified cost $14,863,346)		13,335,020

Commercial Mortgage Securities - 16.3%

Private Sponsor - 16.3%
Banc of America Commercial Mortgage, Inc., Class A2, (Series 2007-2), 5.634%, 4/10/2049 (4)	1,100,000	1,126,864
Banc of America Commercial Mortgage, Inc., Class A2, (Series 2007-3), 5.658%, 6/10/2049	1,225,000	1,246,017
Bear Stearns Commercial Mortgage Securities, Class A1, (Series 2007-BBA8), 0.407%, 3/15/2022 (4) (6) (7)	1,001,082	956,093
Commercial Mortgage Pass-Through Certificates, Class A2, (Series 2006-FL12), 0.437%, 12/15/2020 (4) (6) (7)	1,258,685	1,195,517
Commercial Mortgage Pass-Through Certificates, Class A3, (Series 2004-LB3A), 5.090%, 7/10/2037	1,250,000	1,281,465
Credit Suisse First Boston Mortgage Securities Corp., Class A3, (Series 2005-C1), 4.813%, 2/15/2038	1,516,897	1,535,764
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 0.437%, 10/15/2021 (4) (6) (7)	978,082	943,500
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.407%, 2/15/2022 (4) (6) (7)	1,100,894	1,016,630
Greenwich Capital Commercial Funding Corp., Class A2, (Series 2007-GG9), 5.381%, 3/10/2039	1,275,000	1,308,962
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	1,600,000	1,609,495
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 0.465%, 3/6/2020 (4) (6) (7)	1,400,000	1,325,892
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1B, (Series 2006-FL1A), 0.457%, 2/15/2020 (4) (6) (7)	1,338,722	1,269,913
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	900,000	933,800
LB-UBS Commercial Mortgage Trust, Class A2, (Series 2007-C6), 5.845%, 7/15/2040	871,488	904,636
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	925,000	971,455
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.637%, 6/15/2022 (4) (6) (7)	1,487,887	1,371,753
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A2, (Series 2006-2), 5.878%, 6/12/2046	1,000,000	1,022,519
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 5.877%, 6/12/2046	750,000	796,298

Total Commercial Mortgage Securities (identified cost $20,435,479)		20,816,573

Corporate Bonds & Notes - 40.5%

Aerospace/Defense - 1.3%
Boeing Co., 1.875%, 11/20/2012	500,000	502,833
Systems 2001 Asset Trust LLC, 6.664%, 9/15/2013 (6) (7)	1,069,772	1,126,363

		1,629,196

Auto Manufacturers - 0.7%
Daimler Finance North America LLC, 5.875%, 3/15/2011	810,000	835,184

Banks - 12.0%
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (6) (7)	1,000,000	1,005,369
Banco Santander Chile, 2.875%, 11/13/2012 (6) (7)	500,000	494,129
Bank of America Corp., 7.375%, 5/15/2014 (5)	1,300,000	1,436,657
Barclays Bank PLC, 2.500%, 1/23/2013	1,250,000	1,228,006
BB&T Corp., 6.500%, 8/1/2011 (5)	1,500,000	1,578,216
Citigroup, Inc., 5.500%, 4/11/2013 (1)	1,300,000	1,340,013
GMAC, LLC., 7.500%, 12/31/2013 (1)	528,000	520,080
Goldman Sachs Group, Inc., 5.250%, 10/15/2013 (1)	1,300,000	1,353,659
JPMorgan Chase & Co., 3.700%, 1/20/2015 (1)	1,700,000	1,717,886
Morgan Stanley, 5.050%, 1/21/2011	1,500,000	1,528,207
National City Corp., 4.000%, 2/1/2011	1,075,000	1,088,438
Regions Bank, Birmingham, AL, 3.250%, 12/9/2011	1,000,000	1,035,253
Santander U.S. Debt SA Unipersonal, 2.485%, 1/18/2013 (6) (7)	1,000,000	980,461

		15,306,374

Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/2012	1,000,000	1,025,190

Biotechnology - 0.8%
Life Technologies Corp., 3.375%, 3/1/2013	1,000,000	1,015,951

Computers - 0.8%
Hewlett-Packard Co., 2.950%, 8/15/2012 (1)	1,000,000	1,035,461

Diversified Financial Services - 6.4%
BlackRock, Inc., 2.250%, 12/10/2012	900,000	914,837
Credit Suisse USA, Inc., 6.125%, 11/15/2011	1,225,000	1,299,780
General Electric Capital Corp., 2.800%, 1/8/2013 (1)	2,000,000	2,021,332
Invesco, Ltd., 5.625%, 4/17/2012	1,325,000	1,387,522
Lehman Brothers Holdings, Inc., 5.000%, 1/14/2011 (2) (12)	1,100,000	233,750
Merrill Lynch & Co., Inc., 6.050%, 8/15/2012 (1)	1,350,000	1,419,518
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	940,000	961,425

		8,238,164

Electric - 1.8%
Alliant Energy Corp., 4.000%, 10/15/2014	1,200,000	1,226,942
FPL Group Capital, Inc., 5.625%, 9/1/2011	1,000,000	1,050,210

		2,277,152

Electronics - 0.8%
Agilent Technologies, Inc., 4.450%, 9/14/2012	1,000,000	1,041,193

Healthcare-Products - 0.9%
Boston Scientific Corp., 4.500%, 1/15/2015	1,200,000	1,168,462

Healthcare-Services - 0.9%
Roche Holdings, Inc., 4.500%, 3/1/2012 (6) (7)	1,050,000	1,106,106

Home Furnishings - 1.0%
Whirlpool Corp., 5.500%, 3/1/2013	1,150,000	1,226,206

Household Products/Wares - 0.3%
Fortune Brands, Inc., 4.875%, 12/1/2013	425,000	447,511

Insurance - 7.8%
Berkshire Hathaway Finance Corp., 4.000%, 4/15/2012 (1)	1,500,000	1,576,311
Berkshire Hathaway, Inc., 2.125%, 2/11/2013 (1)	2,000,000	2,023,048
Hartford Financial Services Group, Inc., 5.250%, 10/15/2011	1,250,000	1,285,819
HSB Capital I, 1.213%, 7/15/2027 (4)	2,430,000	1,980,450
Metropolitan Life Global Funding I, 2.500%, 1/11/2013 (6) (7)	1,000,000	1,007,796
Prudential Financial, Inc., 2.750%, 1/14/2013 (1)	1,300,000	1,303,097
Swiss Re Insurance Solutions Holding Corp., 7.500%, 6/15/2010	750,000	751,492

		9,928,013

Iron/Steel - 1.0%
ArcelorMittal, 5.375%, 6/1/2013 (1)	1,200,000	1,252,429

Media - 0.9%
Time Warner Cable, Inc., 6.200%, 7/1/2013	1,000,000	1,111,534

Pharmaceuticals - 0.7%
Pfizer, Inc., 4.450%, 3/15/2012	800,000	844,578

Telecommunications - 0.8%
Cellco Partnership / Verizon Wireless Capital LLC, 5.250%, 2/1/2012 (1)	1,000,000	1,061,546

Transportation - 0.8%
CSX Corp., 5.750%, 3/15/2013	1,000,000	1,090,199

Total Corporate Bonds & Notes (identified cost $52,157,288)		51,640,449

Municipals - 1.2%

Illinois - 1.2%
State of Illinois, General Obligation, GO UT, 4.071%, 1/1/2014 A+/Aa3	1,525,000	1,545,298

Total Municipals (identified cost $1,525,000)		1,545,298

Mutual Funds - 6.8%
Eaton Vance Institutional Senior Loan Fund, 3.890%	518,134	4,559,492
Fidelity Floating Rate High Income Fund, 4.060%	433,809	4,086,480

Total Mutual Funds (identified cost $8,816,514)		8,645,972

U.S. Government & U.S. Government Agency Obligations - 1.7%

Federal Home Loan Mortgage Corporation - 1.7%
5.500%, 8/20/2012	$2,000,000	2,192,604

Total U.S. Government & U.S. Government Agency Obligations (identified cost $2,023,664)		2,192,604

U.S. Government Agency-Mortgage Securities - 0.9%

Federal National Mortgage Association - 0.3%
7.000%, 12/1/2015	64,835	70,196
7.500%, 9/1/2015	91,037	99,710
9.500%, 12/1/2024	47,661	54,930
9.500%, 1/1/2025	18,915	21,800
9.500%, 1/1/2025	26,482	30,593
10.000%, 7/1/2020	34,135	39,075
11.000%, 12/1/2015	1,244	1,279

		317,583

Government National Mortgage Association - 0.6%
7.500%, 8/15/2037	669,187	738,728
9.000%, 12/15/2019	36,860	42,109

		780,837

Total U.S. Government Agency-Mortgage Securities (identified cost $1,025,295)		1,098,420

Short-Term Investments - 21.9%

Collateral Pool Investment for Securities on Loan - 8.9%
(See Note 2 of the Schedule of Investments)		11,380,263

Federal Home Loan Mortgage Corporation - 0.3%
0.220%, 6/1/2010 (3) (11)	400,000	400,000

Repurchase Agreement - 11.1%
Agreement with Morgan Stanley & Co., Inc., 0.180%, dated 5/28/2010, to be repurchased at $14,125,868 on 6/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 9/5/2013, with a market value of $14,466,465 (at amortized cost)	14,125,585	14,125,585

Short-Term Municipals - 1.6%
California Municipal Finance Authority, Development, Revenue Bonds, 1.000%, 9/1/2010 BBB/A-2/NR (4)	2,100,000	2,099,475

Total Short-Term Investments (identified cost $28,005,848)		28,005,323

Total Investments - 109.6% (identified cost $141,707,415)		139,913,281
Other Assets and Liabilities - (9.6)%		(12,241,864)

Total Net Assets - 100.0%		$127,671,417

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Principal Amount	Value
Collateralized Mortgage Obligations - 3.3%

Private Sponsor - 3.3%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.860%, 7/25/2037 (4)	$2,373,358	$2,234,794
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.556%, 5/25/2036 (4)	2,406,752	2,153,836
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.453%, 5/25/2037 (4)	1,265,096	1,194,921

Total Collateralized Mortgage Obligations (identified cost $5,903,998)		5,583,551

Commercial Mortgage Securities - 10.7%

Private Sponsor - 10.7%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	2,000,000	1,691,184
Commercial Mortgage Pass-Through Certificates, Class A2, (Series 2006-FL12), 0.437%, 12/15/2020 (4) (6) (7)	1,730,692	1,643,835
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.407%, 2/15/2022 (4) (6) (7)	1,344,614	1,241,696
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	3,876,690
GS Mortgage Securities Corp. II, Class A2, (Series 2007-EOP), 0.415%, 3/6/2020 (4) (6) (7)	1,500,000	1,435,070
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.712%, 7/15/2019 (4) (6) (7)	3,365,263	2,919,520
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.637%, 6/15/2022 (4) (6) (7)	5,207,605	4,801,136
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class AM, (Series 2007-9), 5.856%, 9/12/2049 (4)	1,000,000	808,507

Total Commercial Mortgage Securities (identified cost $21,515,918)		18,417,638

Corporate Bonds & Notes - 34.6%

Banks - 10.4%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (6) (7)	1,500,000	1,477,977
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (6) (7)	2,000,000	2,010,738
Barclays Bank PLC, 3.900%, 4/7/2015	2,000,000	1,957,236
BB&T Corp., 3.850%, 7/27/2012 (1)	2,000,000	2,067,410
Citigroup, Inc., 4.750%, 5/19/2015 (1)	1,000,000	988,740
Commonwealth Bank of Australia, 5.000%, 10/15/2019 (6) (7)	1,500,000	1,523,691
Credit Suisse/New York, 3.450%, 7/2/2012	2,000,000	2,066,164
Goldman Sachs Group, Inc., 6.000%, 6/15/2020 (5)	1,500,000	1,519,516
Rabobank Nederland NV, 3.200%, 3/11/2015 (6) (7)	1,200,000	1,206,256
Santander Issuances SA Unipersonal, 6.500%, 8/11/2019 (4) (6) (7)	1,500,000	1,568,601
Santander U.S. Debt SA Unipersonal, 1.089%, 3/30/2012 (4) (6) (7)	1,500,000	1,454,787

		17,841,116

Building Materials - 1.9%
CRH America, Inc., 6.000%, 9/30/2016 (1)	3,000,000	3,270,834

Diversified Financial Services - 4.1%
American General Finance Corp., 5.375%, 10/1/2012	2,500,000	2,250,000
American Honda Finance Corp., 6.700%, 10/1/2013 (6) (7)	2,000,000	2,266,630
General Electric Capital Corp., 5.500%, 1/8/2020 (1)	1,600,000	1,644,389
Lehman Brothers Holdings, Inc., 6.000%, 7/19/2012 (2) (12)	4,000,000	850,000

		7,011,019

Food - 0.9%
Kraft Foods, Inc., 5.375%, 2/10/2020 (1)	1,500,000	1,560,767

Healthcare-Products - 1.2%
Boston Scientific Corp., 4.500%, 1/15/2015 (1)	2,000,000	1,947,436

Insurance - 7.9%
Berkshire Hathaway, Inc., 0.858%, 2/11/2013 (4)	2,000,000	1,994,128
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,536,217
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6) (7)	2,000,000	2,085,404
HSB Capital I, 1.213%, 7/15/2027 (4)	4,000,000	3,260,000
Metropolitan Life Global Funding I, 0.698%, 7/13/2011 (4) (6) (7)	1,500,000	1,498,347
Progressive Corp., 6.700%, 6/15/2037 (4)	2,300,000	2,101,303
Prudential Financial, Inc., 3.875%, 1/14/2015 (1)	1,100,000	1,106,996

		13,582,395

Iron/Steel - 1.2%
ArcelorMittal, 5.375%, 6/1/2013 (1)	2,000,000	2,087,382

Media - 2.4%
Comcast Corp., 4.950%, 6/15/2016 (1)	2,000,000	2,111,792
NBC Universal, Inc., 5.150%, 4/30/2020 (1) (6) (7)	2,000,000	2,045,880

		4,157,672

Mining - 1.5%
Anglo American Capital PLC, 9.375%, 4/8/2019	2,000,000	2,514,936

Pipelines - 2.4%
Enterprise Products Operating LLC, 5.200%, 9/1/2020 (1)	2,000,000	2,004,054
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015 (1)	2,000,000	2,156,076

		4,160,130

Real Estate Investment Trusts - 0.7%
ProLogis, 6.250%, 3/15/2017	1,200,000	1,155,400

Total Corporate Bonds & Notes (identified cost $61,808,754)		59,289,087

U.S. Government & U.S. Government Agency Obligations - 31.3%

U.S. Treasury Bonds & Notes - 31.3%
1.375%, 11/15/2012 (1)	28,000,000	28,242,816
2.500%, 4/30/2015 (1)	5,000,000	5,101,565
3.125%, 4/30/2017 (1)	10,000,000	10,245,310
3.500%, 5/15/2020 (1)	10,000,000	10,167,170

Total U.S. Government & U.S. Government Agency Obligations (identified cost $53,830,805)		53,756,861

Short-Term Investments - 62.8%

Collateral Pool Investment for Securities on Loan - 42.1%
(See Note 2 of the Schedule of Investments)		72,124,979

Repurchase Agreement - 20.7%
Agreement with Morgan Stanley & Co., Inc., 0.180%, dated 5/28/2010, to be repurchased at $35,518,562 on 6/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 3/26/2024, with a market value of $36,384,389 (at amortized cost)	35,517,852	35,517,852

Total Short-Term Investments (identified cost $107,642,831)		107,642,831

Total Investments - 142.7% (identified cost $250,702,306)		244,689,968
Other Assets and Liabilities - (42.7)%		(73,167,842)

Total Net Assets - 100.0%		$171,522,126

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Municipals - 93.1%

Alabama - 0.4%
Alabama State Board of Education, Higher Education, Revenue Bonds, 4.375%, 10/1/2017 NR/A1	$200,000	$210,952
Alabama State Board of Education, Higher Education, Revenue Bonds, 4.500%, 10/1/2018 NR/A1	210,000	222,092
Alabama State Board of Education, Higher Education, Revenue Bonds, 4.750%, 10/1/2019 NR/A1; Call Date 10/1/2018	220,000	233,981
Alabama State Board of Education, Higher Education, Revenue Bonds, 5.000%, 10/1/2020 NR/A1; Call Date 10/1/2018	230,000	247,323
Alabama State Board of Education, Higher Education, Revenue Bonds, 5.250%, 10/1/2021 NR/A1; Call Date 10/1/2018	140,000	152,180
Alabama State Board of Education, Higher Education, Revenue Bonds, 5.375%, 10/1/2022 NR/A1; Call Date 10/1/2018	105,000	114,358
County of Jefferson, Water, Revenue Bonds, FSA, 5.250%, 2/1/2011 AAA/Aa3; Call Date 6/1/2010	300,000	298,083

		1,478,969

Alaska - 0.1%
Alaska Student Loan Corp., Student Loan, Revenue Bonds, Guaranteed Student Loans, 5.000%, 6/1/2018 AAA/NR; Call Date 6/1/2015 (9)	270,000	282,860

Arizona - 5.0%
Arizona Health Facilities Authority, Medical, Revenue Bonds, 5.000%, 1/1/2020 A+/NR; Call Date 1/1/2017	900,000	940,977
Arizona School Facilities Board, General, Certificate of Participation, 5.750%, 9/1/2019 A+/Aa3; Call Date 9/1/2018	690,000	792,851
Arizona State University, Higher Education, Revenue Bonds, 6.250%, 7/1/2028 AA-/A1; Call Date 7/1/2018	500,000	581,105
City of Goodyear, Utilities, Revenue Bonds, 5.000%, 7/1/2022 A-/A2; Call Date 7/1/2020	205,000	212,048
City of Goodyear, Utilities, Revenue Bonds, 5.000%, 7/1/2023 A-/A2; Call Date 7/1/2020	265,000	272,815
City of Goodyear, Utilities, Revenue Bonds, 5.000%, 7/1/2024 A-/A2; Call Date 7/1/2020	80,000	81,970
City of Goodyear, Utilities, Revenue Bonds, 5.125%, 7/1/2025 A-/A2; Call Date 7/1/2020	345,000	354,974
Gila County Unified School District No. 10-Payson, School District, GO UT, 3.000%, 7/1/2019 NR/Aa3; Call Date 7/1/2018 (4)	500,000	530,430
Gila County Unified School District No. 10-Payson, School District, GO UT, 3.000%, 7/1/2020 NR/Aa3; Call Date 7/1/2018 (4)	600,000	635,478
Glendale Industrial Development Authority, Development, Revenue Bonds, 5.000%, 5/15/2035 A-/NR; Call Date 5/15/2020	500,000	490,205
Maricopa County Elementary School District No. 28-Kyrene Elementary, School District, GO UT, MBIA, 5.000%, 7/1/2013 NR/Aa1	125,000	139,149
Maricopa County Elementary School District No. 8-Osborn, School District, GO UT, 6.000%, 7/1/2024 A/NR; Call Date 7/1/2016	300,000	324,756
Maricopa County Industrial Development Authority, Medical, Revenue Bonds, 5.000%, 7/1/2016 A/A2; Call Date 6/1/2010	105,000	105,096
Maricopa County Industrial Development Authority, Single Family Housing, Revenue Bonds, FNMA/GNMA/FHLMC, 5.450%, 3/1/2039 NR/Aaa; Call Date 9/1/2016 (4) (9)	14,046	14,633
Phoenix Civic Improvement Corp., Airport, Revenue Bonds, 5.000%, 7/1/2020 AA-/Aa3; Call Date 7/1/2018	600,000	655,770
Phoenix Civic Improvement Corp., District, General, Revenue Bonds, MBIA, 0.000%, 7/1/2013 AA/Aa3	1,145,000	1,029,641
Phoenix Civic Improvement Corp., General, Revenue Bonds, NATL-RE FGIC, 0.000%, 7/1/2013 AA/Aa3	320,000	293,798
Phoenix Civic Improvement Corp., Transportation, Revenue Bonds, NATL-RE-IBC FSA, 5.000%, 7/1/2025 NR/NR; Call Date 6/1/2010	115,000	115,337
Phoenix Civic Improvement Corp., Water, Revenue Bonds, MBIA, 5.250%, 7/1/2016 AAA/Aa2	135,000	156,388
Pima County Industrial Development Authority, Development, Revenue Bonds, 5.250%, 7/1/2031 AA/Aa2; Call Date 7/1/2019	1,700,000	1,764,566
Pima County Industrial Development Authority, Education, Revenue Bonds, 6.375%, 7/1/2028 NR/Baa3; Call Date 7/1/2018	330,000	291,773

Pinal County Elementary School District No. 4 Casa Grande Elementary, School District, GO UT, NATL-RE, 4.000%, 7/1/2016 NR/A1	215,000	223,944
Rio Nuevo Multipurpose Facilities District, General, Revenue Bonds, Assured Guaranty Corp., 5.000%, 7/15/2015 AAA/Aa3	1,075,000	1,169,331
Scottsdale Industrial Development Authority, Medical, Revenue Bonds, 5.000%, 9/1/2018 BBB+/A3	250,000	260,788
State of Arizona, General, Certificate of Participation, AGM, 5.250%, 10/1/2024 AAA/Aa3; Call Date 10/1/2019	2,000,000	2,165,380
University Medical Center Corp., Medical, Revenue Bonds, GO, 5.250%, 7/1/2014 BBB+/Baa1	500,000	532,775
Vistancia Community Facilities District, General Obligation, GO UT, 5.500%, 7/15/2020 NR/A1; Call Date 7/15/2015	500,000	508,720
Yuma Municipal Property Corp., Water, Revenue Bonds, XLCA, 5.000%, 7/1/2023 A+/A1; Call Date 7/1/2017	1,950,000	2,047,032

		16,691,730

Arkansas - 0.3%
Conway Health Facilities Board, Medical, Revenue Bonds, 5.000%, 8/1/2018 BBB+/NR	885,000	927,834

California - 6.2%
ABC Unified School District, School District, GO UT, MBIA, 5.000%, 2/1/2021 A+/Baa1	500,000	519,665
Anaheim Public Financing Authority, Power, Revenue Bonds, AMBAC, 4.500%, 10/1/2015 NR/WR	350,000	353,448
California Infrastructure & Economic Development Bank, Power, Revenue Bonds, 5.750%, 2/1/2039 A/A2; Call Date 2/1/2015	600,000	622,494
California Infrastructure & Economic Development Bank, Power, Revenue Bonds, 6.250%, 2/1/2039 A/A2; Call Date 2/1/2015	500,000	531,205
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.000%, 6/1/2010 BBB/A-2/NR (4)	250,000	250,000
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.500%, 6/1/2010 BBB/A-2/NR (4) (9)	250,000	250,000
California Pollution Control Financing Authority, Pollution, Revenue Bonds, FGIC, 4.750%, 12/1/2023 BBB+/A3; Call Date 6/1/2017 (9)	630,000	612,265
California Statewide Communities Development Authority, Medical, Revenue Bonds, 5.000%, 8/15/2021 A+/A1; Call Date 8/15/2016	80,000	81,704
City & County of San Francisco, General Obligation, GO UT, 4.625%, 6/15/2030 AA/Aa1; Call Date 6/15/2015	350,000	354,935
Fontana Unified School District, School District, GO UT, 0.000%, 12/1/2012 SP-1+/MIG1	1,500,000	1,400,520
Fresno Unified School District, School District, GO UT, MBIA, 5.300%, 2/1/2014 A+/Baa1	290,000	314,105
Fresno Unified School District, School District, GO UT, MBIA, 5.800%, 2/1/2014 A+/Baa1	125,000	137,545
Fresno Unified School District, School District, GO UT, MBIA, 6.000%, 8/1/2026 A+/Baa1	1,400,000	1,546,314
Hawthorne School District, School District, GO UT, 4.000%, 11/15/2010 SP-1+/NR	1,250,000	1,263,312
Jurupa Community Services District, Facilities, Certificate of Participation, 5.000%, 9/1/2029 AA-/NR; Call Date 9/1/2020	375,000	388,669
Lake Tahoe Unified School District, School District, GO UT, NATL-RE FGIC, 0.000%, 8/1/2016 A+/Aa3	575,000	445,901
Lake Tahoe Unified School District, School District, GO UT, NATL-RE FGIC, 0.000%, 8/1/2017 A+/Aa3	650,000	470,970
Los Angeles Unified School District, School District, GO UT, 5.000%, 7/1/2024 AA-/Aa2; Call Date 7/1/2019	225,000	241,448
Oxnard School District, School District, GO UT, MBIA, 5.750%, 8/1/2022 A+/Baa1; Call Date 2/1/2022	100,000	110,032
Palo Alto Unified School District, School District, GO UT, 0.000%, 8/1/2017 AAA/Aa1	490,000	380,853
Pleasant Valley School District-Ventura County, School District, GO UT, MBIA, 5.850%, 2/1/2020 A+/Baa1	50,000	56,071
Pomona Unified School District, School District, GO UT, MBIA, 6.550%, 8/1/2029 A/Baa1	200,000	230,392
San Gorgonio Memorial Health Care District, Medical, GO UT, 6.500%, 8/1/2014 NR/A1	230,000	247,262
San Gorgonio Memorial Health Care District, Medical, GO UT, 6.500%, 8/1/2015 NR/A1	310,000	332,497
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2026 AA/NR	135,000	53,923
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2027 AA/NR	365,000	135,462
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2029 AA/NR	335,000	107,917
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2031 AA/NR	470,000	131,788
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2033 AA/NR	575,000	140,743
Santa Monica Community College District, General Obligation, GO UT, NATL-RE, 0.000%, 8/1/2017 AA/Aa1; Call Date 8/1/2015	775,000	562,169

Semitropic Improvement District, Water, Revenue Bonds, XLCA, 4.250%, 12/1/2022 AA/WR; Call Date 12/1/2016	50,000	48,909
Semitropic Improvement District, Water, Revenue Bonds, XLCA, 5.500%, 12/1/2022 AA/WR; Call Date 12/1/2014	655,000	712,450
Sierra View Local Health Care District, Medical, Revenue Bonds, 4.700%, 7/1/2016 NR/NR	250,000	257,040
Sierra View Local Health Care District, Medical, Revenue Bonds, 4.875%, 7/1/2018 NR/NR; Call Date 7/1/2017	650,000	657,150
Sierra View Local Health Care District, Medical, Revenue Bonds, 5.250%, 7/1/2022 NR/NR; Call Date 7/1/2017	1,000,000	1,026,090
Sierra View Local Health Care District, Medical, Revenue Bonds, 5.250%, 7/1/2023 NR/NR; Call Date 7/1/2017	250,000	254,870
Stockton Unified School District, GO UT, 4.000%, 2/1/2011 SP-1+/NR; Call Date 6/1/2010	400,000	400,572
Twin Rivers Unified School District, School District, GO UT, 0.000%, 4/1/2014 A+/SP-1+/NR	1,100,000	971,927
University of California, Higher Education, Revenue Bonds, AGM, 5.000%, 5/15/2018 AAA/Aa1; Call Date 5/15/2013	250,000	275,253
Vallejo City Unified School District, School District, GO UT, MBIA, 5.000%, 2/1/2013 A/Baa1	100,000	103,492
Vallejo City Unified School District, School District, GO UT, MBIA, 5.400%, 2/1/2015 A/Baa1	275,000	285,989
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 2/1/2017 A/Baa1	60,000	65,324
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 2/1/2018 A/Baa1	50,000	53,819
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 8/1/2018 A/Baa1	350,000	378,172
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 8/1/2025 A/Baa1	725,000	754,210
Walnut Creek Elementary School District Contra Costa County, School District, GO UT, 0.000%, 9/1/2022 AA/NR	1,160,000	632,130
Walnut Creek Elementary School District Contra Costa County, School District, GO UT, 0.000%, 9/1/2023 AA/NR	1,560,000	795,506
Yosemite Community College District, General Obligation, GO UT, 0.000%, 8/1/2031 AA-/Aa2 (5)	1,400,000	389,354
Yosemite Community College District, General Obligation, GO UT, 0.000%, 8/1/2036 AA-/Aa2 (5)	1,000,000	190,440

		20,526,306

Colorado - 4.3%
Arapahoe County Water & Wastewater Public Improvement District, General Obligation, GO UT, NATL-RE, 5.750%, 12/1/2016 A/Baa1; Call Date 12/1/2012	155,000	169,272
City & County of Denver, Airport, Revenue Bonds, XLCA, 5.000%, 11/15/2023 A+/A1; Call Date 11/15/2015	200,000	209,602
City of Colorado Springs, Utilities, Revenue Bonds, 4.625%, 11/15/2033 AA/Aa2; Call Date 11/15/2019	150,000	154,337
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 6.000%, 4/1/2021 NR/Baa2; Call Date 4/1/2011	225,000	225,968
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 6.250%, 3/1/2040 A/NR; Call Date 3/1/2020	2,000,000	2,176,300
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 7.400%, 12/1/2038 A/NR; Call Date 12/1/2018	500,000	585,250
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, XLCA, 5.250%, 6/1/2024 A/Baa3; Call Date 6/1/2014	750,000	761,047
Colorado Health Facilities Authority, Medical, Revenue Bonds, 5.125%, 11/15/2020 AA-/Aa3; Call Date 11/15/2016 (4)	370,000	390,439
Colorado Health Facilities Authority, Medical, Revenue Bonds, 5.125%, 11/15/2022 AA-/Aa3; Call Date 11/15/2016 (4)	225,000	234,711
Colorado Higher Education, General, Certificate of Participation, 5.500%, 11/1/2027 AA-/Aa2; Call Date 11/1/2018	55,000	67,305
Colorado Higher Education, General, Certificate of Participation, 5.500%, 11/1/2027 AA-/Aa2; Call Date 11/1/2018	145,000	158,881
County of Boulder, Medical, Revenue Bonds, RADIAN, 5.300%, 12/1/2010 BBB-/Baa2	125,000	126,056
County of Pueblo, Pollution, Revenue Bonds, AMBAC, 5.100%, 1/1/2019 A/Baa1; Call Date 6/1/2010	750,000	754,425
Denver Health & Hospital Authority, Medical, Revenue Bonds, 5.500%, 12/1/2019 BBB/NR (5)	1,195,000	1,260,988
Denver Health & Hospital Authority, Medical, Revenue Bonds, 5.500%, 12/1/2030 BBB/NR; Call Date 12/1/2020 (5)	500,000	492,750
Denver Urban Renewal Authority, General, Tax Allocation, 5.000%, 12/1/2025 NR/Aa3; Call Date 12/1/2015	1,500,000	1,558,335
Dove Valley Metropolitan District, Development, GO UT, AGM, 5.000%, 11/1/2025 AAA/Aa3; Call Date 11/1/2015	2,000,000	2,101,340
Fronterra Village Metropolitan District, Development, GO, CIFG, 4.250%, 12/1/2017 NR/WR; Call Date 12/1/2016	125,000	110,723
Mckay Landing Metropolitan District No. 2, Development, GO UT, AMBAC, 5.000%, 12/1/2026 NR/NR; Call Date 12/1/2016	390,000	354,178
Public Authority for Colorado Energy, General, Revenue Bonds, 5.750%, 11/15/2018 A/A2	590,000	626,438

SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, FSA, 0.540%, 1/1/2030 AAA/A-1/NR (4)	1,785,000	1,785,000
Southlands Metropolitan District No. 1, Development, GO, RADIAN, 4.750%, 12/1/2027 NR/WR; Call Date 12/1/2017	100,000	81,598
Tower Metropolitan District, Development, GO UT, RADIAN, 4.000%, 12/1/2020 NR/WR; Call Date 12/1/2015	100,000	86,854

		14,471,797

Connecticut - 0.3%
Connecticut Housing Finance Authority, Housing, Revenue Bonds, 5.550%, 11/15/2027 AAA/Aaa; Call Date 5/15/2018 (9)	195,000	201,057
State of Connecticut, General, Revenue Bonds, 4.250%, 2/1/2015 AA/Aa3	750,000	830,722

		1,031,779

Delaware - 0.1%
Delaware State Housing Authority, Single Family Housing, Revenue Bonds, 5.000%, 1/1/2026 NR/Aa1; Call Date 7/1/2019 (9)	370,000	381,144

District of Columbia - 0.1%
District of Columbia, General Obligation, GO UT, AGM, 5.000%, 6/1/2022 AAA/Aa2; Call Date 12/1/2017	250,000	274,360

Florida - 10.6%
Alachua County Health Facilities Authority, Medical, Revenue Bonds, 6.500%, 12/1/2019 A/A2; Call Date 12/1/2018	75,000	83,975
Citizens Property Insurance Corp., General, Revenue Bonds, 5.000%, 6/1/2016 A+/A2	700,000	736,218
Citizens Property Insurance Corp., General, Revenue Bonds, AGM, 5.000%, 6/1/2017 AAA/Aa3	1,000,000	1,049,900
Citizens Property Insurance Corp., General, Revenue Bonds, Assured Guaranty Corp., 5.000%, 6/1/2016 AAA/Aa3	400,000	426,176
Citizens Property Insurance Corp., General, Revenue Bonds, GO, 5.000%, 6/1/2011 A+/A2	600,000	623,814
Citizens Property Insurance Corp., Power, Revenue Bonds, 2.040%, 6/1/2013 A+/A2 (4)	3,000,000	2,985,690
City of Cape Coral, Water, Revenue Bonds, AMBAC, 3.700%, 10/1/2013 BBB+/A1	200,000	203,000
City of Gainesville, General, Revenue Bonds, AMBAC, 5.500%, 8/1/2017 NR/A2	1,000,000	1,100,390
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2023 A+/Aa3; Call Date 12/1/2020	2,000,000	2,127,680
City of Gulf Breeze, General, Revenue Bonds, FGIC, 6.050%, 12/1/2013 NR/NR/WR; Call Date 6/1/2010 (4)	1,475,000	1,479,926
City of Tampa, General, Revenue Bonds, AMBAC, 0.000%, 4/1/2017 NR/Aa3	240,000	179,856
County of Brevard, General Obligation, GO, AMBAC, 5.000%, 7/1/2015 NR/WR	375,000	398,618
County of Miami-Dade, Airport, Revenue Bonds, Assured Guaranty Corp., 5.000%, 10/1/2029 AAA/Aa3; Call Date 10/1/2019	400,000	421,304
County of Miami-Dade, Airport, Revenue Bonds, Assured Guaranty Corp., 5.500%, 10/1/2024 AAA/Aa3; Call Date 10/1/2018 (9)	1,500,000	1,561,875
County of Miami-Dade, Transportation, Revenue Bonds, 5.500%, 10/1/2026 A-/A2; Call Date 10/1/2020	2,500,000	2,653,575
County of Miami-Dade, Utilities, Revenue Bonds, 5.000%, 10/1/2028 A+/Aa2; Call Date 10/1/2020	2,000,000	2,100,320
County of Miami-Dade, Water, Revenue Bonds, BHAC, 6.000%, 10/1/2023 AA+/Aa1; Call Date 10/1/2018	1,000,000	1,192,740
County of Polk, General, Revenue Bonds, NATL-RE, 5.000%, 12/1/2016 A+/Baa1	625,000	673,769
Emerald Coast Utilities Authority, Water, Revenue Bonds, NATL-RE FGIC, 5.250%, 1/1/2026 A/WR; Call Date 1/1/2016	1,000,000	1,039,100
Florida Housing Finance Corp., Housing, Revenue Bonds, GNMA/FHLMC/FNMA, 5.000%, 7/1/2028 NR/Aaa; Call Date 1/1/2020 (5)	1,000,000	1,067,360
Florida Housing Finance Corp., Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.250%, 7/1/2028 AA+/Aa1; Call Date 1/1/2018	890,000	922,538
Florida Housing Finance Corp., Single Family Housing, Revenue Bonds, 5.000%, 7/1/2034 AA+/Aa1; Call Date 7/1/2012 (9)	270,000	272,897
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2013 AA-/Aa3	500,000	532,665
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2014 AA-/Aa3	600,000	642,150
Florida Municipal Power Agency, Power, Revenue Bonds, 5.500%, 10/1/2019 NR/A1	250,000	287,340
Florida State Board of Education, Education, Revenue Bonds, MBIA, 5.000%, 7/1/2019 AAA/A1; Call Date 7/1/2012	2,000,000	2,116,640
Florida State Department of Transportation, Transportation, Revenue Bonds, FSA, 4.750%, 7/1/2022 AAA/Aa3; Call Date 7/1/2014	1,500,000	1,573,140
Fort Pierce, General, Revenue Bonds, Assured Guaranty Corp., 5.875%, 9/1/2028 AAA/Aa3; Call Date 9/1/2018	500,000	546,880
Greater Orlando Aviation Authority, Airport, Revenue Bonds, FSA, 5.000%, 10/1/2019 AAA/Aa3; Call Date 10/1/2017 (9)	200,000	209,990

Highlands County Health Facilities Authority, Medical, Revenue Bonds, 6.100%, 11/15/2013 AA-/Aa3 (4)	750,000	850,852
Hillsborough County Aviation Authority, Airport, Revenue Bonds, NATL-RE, 5.000%, 10/1/2015 A+/Aa3	200,000	222,152
Hillsborough County Industrial Development Authority, Pollution, Revenue Bonds, 5.650%, 5/15/2018 BBB/Baa1 (4)	500,000	559,635
Hillsborough County Industrial Development Authority, Pollution, Revenue Bonds, AMBAC, 5.000%, 3/15/2012 BBB/Baa1 (4)	875,000	921,681
Miami Health Facilities Authority, Medical, Revenue Bonds, 4.500%, 11/15/2014 A/A1; Call Date 11/15/2013	570,000	609,986
Orange County Health Facilities Authority, Medical, Revenue Bonds, 5.250%, 10/1/2035 A/A2; Call Date 10/1/2018	300,000	295,023
Polk County Housing Finance Authority, Multi-Family Housing, Revenue Bonds, GNMA, 5.000%, 9/1/2029 NR/Aaa; Call Date 8/1/2020	150,000	154,205
Port St. Lucie Community Redevelopment Agency, General, Tax Allocation, NATL-RE, 4.000%, 1/1/2015 A+/Baa1; Call Date 1/1/2014	200,000	210,344
Port St. Lucie, General, Certificate of Participation, Assured Guaranty Corp., 6.250%, 9/1/2027 AAA/Aa3; Call Date 9/1/2018	500,000	569,270
Putnam County Development Authority, Power, Revenue Bonds, AMBAC, 5.350%, 5/1/2018 A-/Baa1 (4)	445,000	466,004
St. Johns County School Board, General, Certificate of Participation, NATL-RE, 5.000%, 7/1/2018 A/A1; Call Date 7/1/2016	150,000	159,264
Sunrise Excise Tax & Special Assessment, General, Revenue Bonds, NATL-RE, 0.000%, 10/1/2019 A/Baa1	480,000	303,096
Sunrise Excise Tax & Special Assessment, Utilities, Revenue Bonds, AMBAC, 5.500%, 10/1/2018 NR/WR	575,000	635,548
Village Community Development District No. 5, Development, Special Assessment, 6.500%, 5/1/2033 A+/NR; Call Date 5/1/2013	105,000	107,569

		35,274,155

Georgia - 3.3%
City of Atlanta, Water, Revenue Bonds, NATL-RE FGIC, 5.500%, 11/1/2022 A/A1	1,000,000	1,118,130
DeKalb County Hospital Authority, Medical, Revenue Bonds, 6.000%, 9/1/2030 NR/NR; Call Date 9/1/2020	500,000	503,750
East Point Building Authority, Water, Revenue Bonds, XLCA, 4.500%, 2/1/2025 NR/WR; Call Date 2/1/2016	500,000	415,485
East Point Building Authority, Water, Revenue Bonds, XLCA, 5.000%, 2/1/2017 NR/WR	575,000	557,233
Gainesville & Hall County Hospital Authority, Medical, Revenue Bonds, 4.000%, 2/15/2020 A-/NR	855,000	806,846
Gainesville & Hall County Hospital Authority, Medical, Revenue Bonds, CNTY GTD, 4.750%, 2/15/2030 A+/NR; Call Date 2/15/2020	2,000,000	1,971,680
Main Street Natural Gas, Inc., General, Revenue Bonds, 5.250%, 9/15/2018 A/A2	250,000	253,500
Medical Center Hospital Authority, Medical, Revenue Bonds, AGC, 6.500%, 8/1/2038 AAA/NR; Call Date 8/1/2018	250,000	279,293
Municipal Electric Authority of Georgia, Power, Revenue Bonds, 4.375%, 11/1/2029 A/A1; Call Date 11/1/2020	600,000	594,168
Municipal Electric Authority of Georgia, Power, Revenue Bonds, 5.750%, 1/1/2019 A/A2; Call Date 7/1/2018	1,215,000	1,420,772
Richmond County Hospital Authority, General, Revenue Bonds, 5.250%, 1/1/2029 A+/A1; Call Date 1/1/2019	1,250,000	1,266,400
Richmond County Hospital Authority, General, Revenue Bonds, 5.375%, 1/1/2029 A+/A1; Call Date 1/1/2019	1,000,000	1,018,170
South Georgia Governmental Services Authority, Development, Revenue Bonds, MBIA, 5.000%, 1/1/2020 A/WR; Call Date 1/1/2014	300,000	318,003
Spalding County, Water, Revenue Bonds, 6.125%, 9/1/2028 NR/Aa3; Call Date 9/1/2018	500,000	570,940

		11,094,370

Hawaii - 0.5%
City & County of Honolulu, Water, Revenue Bonds, NATL-RE FGIC, 5.000%, 7/1/2024 AA-/Aa2; Call Date 7/1/2015	1,000,000	1,073,050
Hawaii State Department of Budget & Finance, Power, Revenue Bonds, NATL-RE, 4.950%, 4/1/2012 A/Baa1	450,000	471,870

		1,544,920

Idaho - 1.4%
Boise-Kuna Irrigation District, Power, Revenue Bonds, 5.875%, 6/1/2022 NR/A3; Call Date 6/1/2018	200,000	218,014
Boise-Kuna Irrigation District, Power, Revenue Bonds, 7.375%, 6/1/2034 NR/A3; Call Date 6/1/2018	340,000	385,492

Idaho Housing & Finance Association, Single Family Housing, Revenue Bonds, 5.150%, 7/1/2022 NR/Aa3; Call Date 1/1/2013 (9)	535,000	542,313
Idaho Housing & Finance Association, Single Family Housing, Revenue Bonds, 5.150%, 7/1/2023 NR/Aa3; Call Date 7/1/2012 (9)	205,000	204,992
Idaho Housing & Finance Association, Single Family Housing, Revenue Bonds, 5.500%, 1/1/2021 NR/Aa3; Call Date 7/1/2011 (9)	165,000	166,416
Idaho Housing & Finance Association, Single Family Housing, Revenue Bonds, 5.500%, 7/1/2021 NR/Aa3; Call Date 1/1/2012 (9)	95,000	95,773
Idaho Housing & Finance Association, Single Family Housing, Revenue Bonds, 5.550%, 7/1/2021 NR/Aa3; Call Date 1/1/2012 (9)	305,000	306,312
Idaho Housing & Finance Association, Single Family Housing, Revenue Bonds, 5.600%, 7/1/2021 NR/Aa3; Call Date 1/1/2012 (9)	285,000	288,976
University of Idaho, Higher Education, Revenue Bonds, 5.250%, 4/1/2021 A+/Aa3 (4) (5)	2,500,000	2,557,275

		4,765,563

Illinois - 11.6%
Bryant, Development, Revenue Bonds, 5.900%, 8/1/2023 BBB+/Baa1; Call Date 6/1/2010	680,000	681,870
Chicago Public Building Commission Building, Facilities, Revenue Bonds, AMBAC, 5.000%, 3/1/2017 A/A1	115,000	126,656
City of Chicago, Airport, Revenue Bonds, NATL-RE, 5.250%, 1/1/2024 A/A1; Call Date 1/1/2016	2,025,000	2,122,504
City of Chicago, General Obligation, GO UT, NATL-RE, 0.000%, 1/1/2020 AA-/Aa2; Call Date 1/1/2016	1,000,000	1,064,600
City of Quincy, Medical, Revenue Bonds, 5.000%, 11/15/2012 A-/A3	185,000	192,296
City of Springfield, Power, Revenue Bonds, NATL-RE, 5.000%, 3/1/2022 AA-/Aa3; Call Date 3/1/2017	3,500,000	3,751,930
Cook County Community High School District No. 219-Niles Township, School District, GO UT, FSA, 5.000%, 12/1/2025 AAA/Aa2; Call Date 12/1/2017	2,605,000	2,798,421
Cook County Community High School District No. 219-Niles Township, School District, GO UT, NATL-RE, 0.000%, 12/1/2020 NR/Baa1	35,000	21,716
Cook County School District No. 123-Oak Lawn, School District, GO UT, NATL-RE, 0.000%, 12/1/2019 A/A1	1,440,000	930,715
Cook County School District No. 130 Blue Island, School District, GO, XLCA, 4.250%, 6/1/2013 NR/WR	500,000	521,565
Cook County School District No. 144 Prairie Hills, School District, GO UT, 5.500%, 12/1/2013 NR/NR; Call Date 9/1/2010	2,435,000	2,441,355
Cook County School District No. 144 Prairie Hills, School District, GO UT, 5.625%, 12/1/2014 NR/NR; Call Date 9/1/2010	1,200,000	1,203,432
Cook County School District No. 159 Matteson-Richton Park, School District, GO UT, FSA, 0.000%, 12/1/2016 NR/Aa3	300,000	234,039
County of St. Clair, General Obligation, GO UT, 5.250%, 10/1/2027 AA/Aa2; Call Date 10/1/2019	900,000	980,235
Des Plaines Valley Public Library District, Facilities, GO UT, 5.500%, 1/1/2030 AA-/NR; Call Date 1/1/2020	2,000,000	2,193,300
Du Page County School District No. 12 Roselle, School District, GO UT, NATL-RE, 5.000%, 1/1/2016 NR/Baa1	440,000	477,347
Illinois Finance Authority, General, Revenue Bonds, 5.250%, 3/1/2019 A+/A1	250,000	278,908
Illinois Finance Authority, Medical, Revenue Bonds, 5.750%, 11/15/2033 A/A3; Call Date 11/15/2017	960,000	969,226
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 5.500%, 2/1/2040 A+/A2; Call Date 2/1/2018	75,000	75,553
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 6.250%, 2/1/2033 A+/A2; Call Date 2/1/2018	75,000	79,918
Illinois Finance Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 5.250%, 8/15/2019 AAA/NR	250,000	269,648
Illinois Finance Authority, Utilities, Revenue Bonds, BHAC, 4.875%, 11/1/2018 AAA/Aaa; Call Date 11/1/2013 (4) (9)	1,255,000	1,305,438
Illinois Municipal Electric Agency, Power, Revenue Bonds, MBIA, 5.250%, 2/1/2019 A+/A1; Call Date 2/1/2017	1,000,000	1,083,350
Illinois Municipal Electric Agency, Power, Revenue Bonds, NATL-RE FGIC, 5.250%, 2/1/2024 A+/A1; Call Date 2/1/2017	1,000,000	1,053,870
Kendall, Kane & Will Counties High School District No. 18, School District, GO UT, FSA, 5.250%, 10/1/2016 NR/Aa2; Call Date 10/1/2014	925,000	1,032,716
Lake County Community Consolidated School District No. 46-Grayslake, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2018 AA+/WR	275,000	195,621
Lake County Community High School District No. 117 Antioch, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2019 NR/WR	100,000	64,514
Lake County Community Unit School District No. 116 Round Lake, School District, GO UT, XLCA, 4.500%, 1/15/2018 NR/A1; Call Date 1/15/2015	500,000	507,685

Lake County School District No. 33, School District, GO UT, XLCA, 0.000%, 12/1/2026 NR/WR	525,000	216,956
Lake County School District No. 33, School District, GO UT, XLCA, 0.000%, 12/1/2028 NR/WR	335,000	120,191
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2013 NR/WR	200,000	183,990
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2021 NR/WR	200,000	113,914
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2023 NR/WR	100,000	49,878
McHenry & Kane Counties Community Consolidated School District 158, School District, GO UT, NATL-RE, 0.000%, 1/1/2015 NR/Baa1	100,000	81,496
McHenry & Kane Counties Community Consolidated School District 158, School District, GO UT, NATL-RE, 0.000%, 1/1/2017 NR/Baa1	130,000	93,703
Northern Illinois Municipal Power Agency, Power, Revenue Bonds, NATL-RE, 5.000%, 1/1/2020 NR/A2; Call Date 1/1/2018	1,500,000	1,617,510
Sangamon Logan & Menard Counties Community Unit School District No. 15, School District, GO UT, FSA, 0.000%, 1/1/2016 NR/Aa3	650,000	508,228
Southern Illinois University, Higher Education, Revenue Bonds, NATL-RE, 0.000%, 4/1/2022 A/A2	100,000	55,311
Stephenson County School District No. 145-Freeport, School District, GO, AMBAC, 0.000%, 1/1/2018 NR/A1	515,000	358,177
Stephenson-Jo Daviess Counties Community Unit School District No. 200, School District, GO UT, NATL-RE, 0.000%, 2/1/2016 NR/Baa1	535,000	399,190
University of Illinois, Higher Education, Revenue Bonds, AMBAC, 5.250%, 4/1/2013 AA-/Aa2	1,060,000	1,154,838
Village of Bolingbrook, General Obligation, GO UT, AGM, 5.000%, 1/1/2025 NR/Aa3; Call Date 1/1/2020	1,425,000	1,488,925
Village of Elwood, General Obligation, GO UT, RADIAN, 0.000%, 3/1/2026 A/WR; Call Date 3/1/2016	1,000,000	365,840
Village of Franklin Park, General Obligation, GO UT, AMBAC, 5.000%, 7/1/2016 NR/WR; Call Date 1/1/2014	1,065,000	1,069,452
Village of Hoffman Estates, General Obligation, GO UT, 5.250%, 12/1/2025 AA+/Aa1; Call Date 12/1/2018	175,000	194,887
Village of Justice, General Obligation, GO UT, AMBAC, 0.000%, 1/1/2014 NR/WR	545,000	476,161
Village of Justice, General Obligation, GO UT, AMBAC, 0.000%, 1/1/2015 NR/WR	345,000	284,839
Village of Maywood, General Obligation, GO UT, XLCA, 5.000%, 1/1/2021 NR/A1; Call Date 1/1/2015	385,000	395,434
Village of Melrose Park, General Obligation, GO UT, NATL-RE FGIC, 0.000%, 12/15/2019 NR/WR	40,000	25,308
Village of South Chicago Heights, General Obligation, GO UT, NATL-RE FGIC, 0.000%, 11/1/2016 A/WR	505,000	398,718
Will County Community School District No. 161 Summit Hill, School District, GO UT, NATL-RE FGIC, 0.000%, 1/1/2017 NR/WR	750,000	550,395
Will County Community Unit School District No. 201 Crete-Monee, School District, GO UT, NATL-RE FGIC, 0.000%, 11/1/2021 A+/WR	200,000	114,218
Will County Community Unit School District No. 201 Crete-Monee, School District, GO UT, NATL-RE FGIC, 0.000%, 11/1/2022 A+/WR	250,000	134,135
Will County School District No. 114, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2015 NR/WR	50,000	40,549
Will County School District No. 114, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2017 NR/WR	870,000	624,643
Will County School District No. 114, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2020 NR/WR	700,000	424,207
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, General Obligation, GO UT, 5.750%, 6/1/2023 AA/NR; Call Date 6/1/2018	315,000	360,981
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, General Obligation, GO UT, 5.750%, 6/1/2028 AA/NR; Call Date 6/1/2018	250,000	279,503

		38,840,005

Indiana - 3.3%
Anderson School Building Corp., School District, Revenue Bonds, AMBAC, 5.000%, 7/15/2026 AA+/NR; Call Date 1/15/2016	680,000	710,049
Brownsburg Redevelopment Authority, General, Tax Allocation, 2.000%, 8/1/2012 AA-/NR	95,000	96,168
Carmel Redevelopment Authority, General, Revenue Bonds, 5.000%, 7/1/2023 AA-/Aa2; Call Date 7/1/2020	350,000	383,652
Carmel Redevelopment Authority, General, Revenue Bonds, NATL-RE, 5.000%, 7/1/2021 AA-/Aa2; Call Date 7/1/2016	200,000	213,806
Dyer Redevelopment Authority Economic Development Lease Rent, General Obligation, Revenue Bonds, CIFG, 5.250%, 7/15/2021 A+/WR; Call Date 7/15/2015	400,000	425,384

Hendricks County Redevelopment District, Development, Tax Allocation, 6.000%, 1/1/2022 NR/Baa2; Call Date 1/1/2016	780,000	786,560
Indiana Bond Bank, Bond Bank, Revenue Bonds, MORAL OBLG, 5.000%, 2/1/2029 AA/NR; Call Date 2/1/2019	570,000	602,792
Indiana Development Finance Authority, Pollution, Revenue Bonds, 4.700%, 10/1/2015 BBB/NR; Call Date 10/1/2015 (4) (9)	550,000	563,766
Indiana Finance Authority, Education, Revenue Bonds, 6.000%, 10/1/2021 BBB-/NR; Call Date 10/1/2019	500,000	520,970
Indiana Finance Authority, Pollution, Revenue Bonds, AMBAC, 4.550%, 12/1/2024 BBB/A3; Call Date 12/1/2016	1,650,000	1,650,907
Indiana Finance Authority, Transportation, Revenue Bonds, AMBAC, 0.000%, 6/1/2018 AA+/Aa1	175,000	132,192
Indiana Municipal Power Agency, Power, Revenue Bonds, 5.250%, 1/1/2024 A+/A1; Call Date 1/1/2019	500,000	545,745
Indianapolis Airport Authority, Airport, Revenue Bonds, 4.000%, 1/1/2020 A/A1	255,000	255,599
Indianapolis Airport Authority, Airport, Revenue Bonds, 4.000%, 1/1/2021 A/A1; Call Date 1/1/2020	150,000	149,102
Merrillville Multi-School Building Corp., School District, Revenue Bonds, NATL-RE, 0.000%, 1/15/2015 A/Baa1	750,000	613,200
Merrillville Multi-School Building Corp., School District, Revenue Bonds, NATL-RE FGIC, 5.000%, 7/15/2024 A/WR; Call Date 7/15/2015	425,000	445,876
North Central Campus School Building Corp., School District, Revenue Bonds, AGM, 5.250%, 7/15/2022 AAA/Aa3; Call Date 7/15/2018	1,000,000	1,102,620
North Gibson Multi-School Building Corp., School District, Revenue Bonds, 5.000%, 7/15/2026 AA+/NR; Call Date 1/15/2020	1,000,000	1,088,300
Rush County Elementary School Building Corp., School District, Revenue Bonds, State Aid Withholding, 5.250%, 7/15/2021 AA+/NR; Call Date 1/15/2019	565,000	629,088

		10,915,776

Iowa - 0.5%
Iowa Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038 AAA/Aaa; Call Date 1/1/2019	1,500,000	1,600,575

Kansas - 2.0%
City of Overland Park, Transportation, Revenue Bonds, 5.200%, 4/1/2020 BBB/NR	1,000,000	1,003,740
City of Overland Park, Transportation, Revenue Bonds, 5.900%, 4/1/2032 BBB/NR; Call Date 4/1/2020	1,135,000	1,139,177
City of Salina, Medical, Revenue Bonds, 5.000%, 10/1/2018 NR/A1; Call Date 4/1/2016	350,000	371,752
Kansas Development Finance Authority, Medical, Revenue Bonds, 5.750%, 11/15/2034 AA-/Aa3; Call Date 11/15/2014	600,000	656,232
Miami County Unified School District No. 416, School District, GO UT, NATL-RE, 5.000%, 9/1/2019 A/Baa1; Call Date 9/1/2016	1,240,000	1,321,952
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, FNMA/GNMA/FHLMC, 5.250%, 12/1/2038 NR/Aaa; Call Date 12/1/2016 (9)	525,000	533,668
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA, 5.450%, 6/1/2027 NR/Aaa; Call Date 6/1/2013 (9)	825,000	855,244
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA, 5.750%, 12/1/2037 NR/Aaa; Call Date 12/1/2015 (9)	250,000	252,975
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA COLL, 5.650%, 12/1/2036 NR/Aaa; Call Date 12/1/2014 (9)	605,000	619,351

		6,754,091

Kentucky - 0.4%
Kentucky Housing Corp., Single Family Housing, Revenue Bonds, FHA, 5.750%, 7/1/2039 AAA/Aaa; Call Date 1/1/2019	975,000	1,035,372
Kentucky State Property & Buildings Commission, Facilities, Revenue Bonds, MBIA, 5.000%, 8/1/2018 A+/Aa2	205,000	233,362

		1,268,734

Louisiana - 0.7%
City of New Orleans, General Obligation, GO UT, AMBAC, 0.000%, 9/1/2015 NR/A3	25,000	18,656
Louisiana Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040 NR/Aaa; Call Date 6/1/2018	1,490,000	1,593,436
Louisiana Public Facilities Authority, Development, Revenue Bonds, 7.000%, 12/1/2011 BBB/Baa2; Call Date 12/1/2011 (4)	500,000	536,625
State of Louisiana, General Obligation, GO UT, CIFG, 5.000%, 7/15/2017 AA-/Aa2; Call Date 7/15/2016	250,000	281,612

		2,430,329

Maryland - 0.1%
Maryland Community Development Administration, Single Family Housing, Revenue Bonds, 6.000%, 3/1/2041 NR/Aa2; Call Date 3/1/2016 (9)	150,000	156,500

Massachusetts - 2.6%
Massachusetts Educational Financing Authority, Education, Revenue Bonds, 4.750%, 1/1/2016 AA/NR	500,000	521,945
Massachusetts Educational Financing Authority, Education, Revenue Bonds, 5.000%, 1/1/2017 AA/NR (5)	650,000	681,499
Massachusetts Educational Financing Authority, Education, Revenue Bonds, 5.250%, 1/1/2019 AA/NR (5)	1,000,000	1,049,220
Massachusetts Educational Financing Authority, Student Loan, Revenue Bonds, 4.000%, 1/1/2016 AA/NR	700,000	720,804
Massachusetts Educational Financing Authority, Student Loan, Revenue Bonds, 5.100%, 1/1/2018 AA/NR (9)	310,000	318,813
Massachusetts Health & Educational Facilities Authority, Higher Education, Revenue Bonds, 5.000%, 10/1/2020 A+/A2; Call Date 10/1/2017	500,000	541,030
Massachusetts Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 7/1/2024 AA/Aa2; Call Date 7/1/2019	3,105,000	3,266,833
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, MBIA, 0.385%, 7/1/2018 A/A3; Call Date 6/1/2010 (4)	1,875,000	1,635,937
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 0.400%, 7/1/2017 A/A3; Call Date 6/1/2010 (4)	35,000	30,538

		8,766,619

Michigan - 3.4%
Bay City School District, School District, GO UT, AGM Q-SBLF, 5.000%, 5/1/2025 AAA/Aa2; Call Date 5/1/2016	1,000,000	1,052,680
City of Detroit, General Obligation, GO UT, AGM, 5.000%, 4/1/2017 AAA/Aa3; Call Date 6/1/2010	50,000	50,101
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.000%, 7/1/2016 A/Aa3 (4)	725,000	787,778
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.250%, 7/1/2022 A/Aa3; Call Date 7/1/2017 (4)	1,100,000	1,151,524
City of Warren, General Obligation, GO, NATL-RE, 4.200%, 10/1/2018 AA/Baa1; Call Date 10/1/2015	250,000	258,552
Detroit City School District, School District, GO UT, AMBAC Q-SBLF, 6.500%, 5/1/2011 NR/Aa3	200,000	206,458
Ferndale Public Schools, School District, GO UT, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa2; Call Date 5/1/2014	485,000	502,736
Michigan Public Educational Facilities Authority, Education, Revenue Bonds, 5.250%, 6/1/2015 BBB-/NR	250,000	252,403
Michigan Public Educational Facilities Authority, Education, Revenue Bonds, 6.000%, 6/1/2020 BBB-/NR	380,000	381,129
Michigan Public Power Agency, Power, Revenue Bonds, NATL-RE, 5.250%, 1/1/2017 AA/A1	375,000	421,684
Pontiac, School District, GO, CIFG, 5.000%, 5/1/2017 A+/NR; Call Date 5/1/2016	300,000	303,042
Southgate Community School District, School District, GO UT, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa2; Call Date 5/1/2015	1,000,000	1,043,250
State of Michigan, Transportation, Revenue Bonds, FSA, 5.250%, 9/15/2021 AAA/Aa3; Call Date 9/15/2017	2,000,000	2,164,360
Warren Consolidated School District, School District, GO UT, FSA, 5.000%, 5/1/2015 AAA/Aa2	325,000	369,570
Wayland Union School District, School District, GO UT, AGM Q-SBLF, 5.250%, 5/1/2019 AAA/Aa2; Call Date 5/1/2018	400,000	444,784
Wayne State University, Higher Education, Revenue Bonds, AGM, 5.000%, 11/15/2025 AAA/Aa2; Call Date 11/15/2018	515,000	542,918
Wyandotte, Utilities, Revenue Bonds, NATL-RE, 4.500%, 10/1/2014 A/Baa1 (9)	600,000	624,612
Wyandotte, Utilities, Revenue Bonds, NATL-RE, 5.000%, 10/1/2013 A/Baa1 (9)	600,000	636,150

		11,193,731

Minnesota - 1.2%
City of Brainerd, Medical, Revenue Bonds, BHAC, 6.000%, 2/15/2020 AA+/Aa1; Call Date 6/25/2010	1,435,000	1,439,750
City of Minneapolis, Medical, Revenue Bonds, Assured Guaranty Corp., 6.500%, 11/15/2038 AAA/Aa3; Call Date 11/15/2018	1,000,000	1,120,610
City of Rochester, Medical, Revenue Bonds, 5.000%, 11/15/2038 AA-/Aa2; Call Date 5/15/2020	1,250,000	1,293,575
Minneapolis & St. Paul Housing & Redevelopment Authority, Medical, Revenue Bonds, 5.250%, 8/15/2025 A+/NR; Call Date 8/15/2020	275,000	292,165

		4,146,100

Mississippi - 0.5%
Mississippi Home Corp., Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.750%, 6/1/2039 NR/Aaa; Call Date 6/1/2018	725,000	782,608
Rankin County School District, School District, GO UT, FSA, 5.000%, 10/1/2014 AAA/Aa3	730,000	826,820

		1,609,428

Missouri - 4.0%
Cass County, Medical, Revenue Bonds, 5.000%, 5/1/2015 NR/NR	450,000	465,809
City of Branson, General, Revenue Bonds, 4.250%, 1/1/2021 A/NR; Call Date 1/1/2016	1,180,000	1,165,120
City of Des Peres, General Obligation, GO UT, AMBAC, 5.250%, 2/1/2018 NR/WR; Call Date 2/1/2015	380,000	419,702
City of North Kansas City, Medical, Revenue Bonds, AMBAC, 4.750%, 11/15/2016 NR/WR; Call Date 6/1/2010	125,000	125,358
City of Sikeston, Utilities, Revenue Bonds, NATL-RE, 6.000%, 6/1/2015 A/Baa1	900,000	968,112
City of St. Louis, Airport, Revenue Bonds, NATL-RE, 4.000%, 7/1/2014 A/Baa1	75,000	75,899
Jackson County, General, Revenue Bonds, AMBAC, 5.000%, 12/1/2018 A+/Aa3; Call Date 12/1/2016	1,000,000	1,091,930
Missouri Development Finance Board, General, Revenue Bonds, 6.000%, 4/1/2027 A/NR; Call Date 4/1/2013	650,000	668,441
Missouri Development Finance Board, General, Revenue Bonds, 6.750%, 4/1/2029 A/NR; Call Date 10/1/2013	200,000	212,668
Missouri Highway & Transportation Commission, Transportation, Revenue Bonds, 5.250%, 5/1/2021 AAA/Aa1; Call Date 5/1/2017	500,000	572,755
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, 5.000%, 11/1/2027 AAA/NR; Call Date 11/1/2019 (5)	1,100,000	1,180,817
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA, 6.660%, 3/1/2034 AAA/NR; Call Date 3/1/2012 (9)	3,535,000	3,680,783
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA/COLL, 5.200%, 9/1/2031 AAA/NR; Call Date 3/1/2019	250,000	262,150
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.700%, 9/1/2038 AAA/NR; Call Date 9/1/2017 (9)	195,000	209,069
Missouri State Environmental Improvement & Energy Resources Authority, Water, Revenue Bonds, 5.750%, 1/1/2029 NR/Aaa; Call Date 1/1/2019	750,000	881,378
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, AGM, 5.000%, 11/15/2015 AAA/Aa3	700,000	769,895
Springfield Public Building Corp., Airport, Revenue Bonds, AMBAC, 5.000%, 7/1/2014 NR/Aa2 (9)	225,000	243,585
St. Louis Municipal Finance Corp., Facilities, Revenue Bonds, Assured Guaranty Corp., 0.000%, 7/15/2021 AAA/Aa3	800,000	455,552

		13,449,023

Montana - 0.9%
County of Yellowstone, Medical, Revenue Bonds, 5.250%, 9/1/2034 AA/NR; Call Date 9/1/2017	1,400,000	1,520,036
Montana Facility Finance Authority, Medical, Revenue Bonds, 4.250%, 1/1/2022 AA/Aa3; Call Date 1/1/2020	500,000	499,530
Montana Facility Finance Authority, Medical, Revenue Bonds, 4.500%, 1/1/2024 AA/Aa3; Call Date 1/1/2020	500,000	497,975
Montana Facility Finance Authority, Medical, Revenue Bonds, 5.000%, 1/1/2035 AA/Aa3; Call Date 1/1/2020	500,000	509,510

		3,027,051

Nebraska - 0.4%
City of O’Neill, Medical, Revenue Bonds, 6.250%, 9/1/2012 NR/NR	190,000	194,706
Lancaster County Hospital Authority No. 1, Medical, Revenue Bonds, 5.500%, 1/1/2030 NR/NR; Call Date 1/1/2020	1,000,000	1,021,600

		1,216,306

Nevada - 2.0%
Clark County School District, School District, GO, AMBAC, 5.000%, 6/15/2019 AA/Aa1; Call Date 6/15/2017	1,600,000	1,764,192
County of Washoe, Transportation, Revenue Bonds, 5.500%, 2/1/2028 AA-/A1; Call Date 2/1/2019	1,000,000	1,070,270
Las Vegas Valley Water District, General Obligation, GO, AGM, 5.000%, 6/1/2028 AAA/Aa1; Call Date 6/1/2016 (5)	2,565,000	2,656,237
Nevada Housing Division, Single Family Housing, Revenue Bonds, 5.400%, 4/1/2031 AAA/Aaa; Call Date 6/1/2010 (9)	340,000	360,859
Nevada Housing Division, Single Family Housing, Revenue Bonds, FHA-Insured Mortgage, 5.550%, 4/1/2031 AAA/Aaa; Call Date 6/1/2010 (9)	400,000	400,428

Reno-Sparks Indian Colony, General, Revenue Bonds, 4.250%, 6/1/2014 NR/NR	515,000	515,937

		6,767,923

New Hampshire - 0.2%
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, AMBAC, 5.875%, 10/1/2016 A/A3; Call Date 6/1/2010	600,000	601,638

New Jersey - 0.4%
Essex County Improvement Authority, General, Revenue Bonds, AMBAC, 5.250%, 12/15/2018 NR/Aa2	150,000	170,166
New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Revenue Bonds, 5.000%, 10/1/2033 AA/Aa2; Call Date 4/1/2013 (9)	130,000	129,897
New Jersey Transportation Trust Fund Authority, Transportation, Revenue Bonds, FSA, 5.500%, 12/15/2017 AAA/Aa3	1,000,000	1,150,710

		1,450,773

New Mexico - 1.3%
New Mexico Mortgage Finance Authority, Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039 AAA/NR; Call Date 3/1/2019	1,000,000	1,066,840
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, 5.950%, 3/1/2032 AAA/NR; Call Date 9/1/2010 (9)	235,000	240,986
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.400%, 1/1/2027 AAA/NR; Call Date 1/1/2016 (9)	1,595,000	1,566,497
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.700%, 7/1/2027 AAA/NR; Call Date 1/1/2016 (9)	500,000	506,175
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039 AAA/NR; Call Date 3/1/2019	750,000	795,345

		4,175,843

New York - 1.2%
Amherst Development Corp., Development, Revenue Bonds, AGM, 4.625%, 10/1/2040 AAA/Aa3; Call Date 10/1/2020	1,500,000	1,481,820
County of Monroe, General Obligation, GO UT, MBIA, 6.000%, 3/1/2015 A/A2	225,000	262,316
Metropolitan Transportation Authority, General, Revenue Bonds, NATL-RE, 5.000%, 11/15/2024 AA/Baa1; Call Date 11/15/2016	100,000	107,516
Metropolitan Transportation Authority, Transportation, Revenue Bonds, 5.000%, 11/15/2016 A/A2	1,250,000	1,386,312
New York City Transitional Finance Authority, General, Revenue Bonds, NATL-RE FGIC, 5.000%, 7/15/2024 AA-/Aa3; Call Date 1/15/2017	425,000	456,374
New York Liberty Development Corp., Development, Revenue Bonds, 5.000%, 10/1/2015 A/A1	250,000	264,458

		3,958,796

North Carolina - 1.9%
Board of Governors of the University of North Carolina, Higher Education, Revenue Bonds, AMBAC, 5.375%, 4/1/2017 NR/WR; Call Date 10/1/2012	75,000	77,604
City of Charlotte, Airport, Revenue Bonds, 4.750%, 7/1/2029 A+/A1; Call Date 7/1/2020	280,000	285,158
City of Charlotte, Airport, Revenue Bonds, 5.000%, 7/1/2022 A+/A1; Call Date 7/1/2020 (9)	150,000	152,850
City of Charlotte, Airport, Revenue Bonds, 5.375%, 7/1/2028 A+/A1; Call Date 7/1/2020 (9)	960,000	977,530
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 4.200%, 1/1/2019 A-/Baa1	1,500,000	1,531,410
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 6.000%, 1/1/2022 A-/Baa1	50,000	58,938
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, AMBAC, 5.000%, 1/1/2016 A-/WR	500,000	546,700
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, Assured Guaranty Corp., 6.000%, 1/1/2019 AAA/Aa3	500,000	558,835
North Carolina Housing Finance Agency, Single Family Housing, Revenue Bonds, 4.650%, 7/1/2021 AA/Aa2; Call Date 7/1/2016 (4) (9)	2,000,000	2,020,080
North Carolina Medical Care Commission, Medical, Revenue Bonds, 4.250%, 10/1/2025 AA/Aa3; Call Date 10/1/2019	200,000	197,990

		6,407,095

North Dakota - 1.7%
City of Fargo, Medical, Revenue Bonds, FSA, 5.750%, 6/1/2012 AAA/Aa3; Call Date 12/1/2010	2,940,000	3,002,651
North Dakota State Housing Finance Agency, Single Family Housing, Revenue Bonds, 5.250%, 1/1/2029 NR/Aa3; Call Date 7/1/2019	2,500,000	2,668,350

		5,671,001

Ohio - 0.7%
City of Cleveland, General, Revenue Bonds, Assured Guaranty Corp., 5.000%, 10/1/2017 AAA/Aa3	425,000	475,188

Hilliard School District, School District, GO UT, 0.000%, 12/1/2019 AA/Aa2	235,000	162,855
Mahoning County Career & Technical Center Board, General, Certificate of Participation, 6.250%, 12/1/2036 AA-/NR; Call Date 12/1/2011	1,250,000	1,356,875
Richland County, General Obligation, GO, Assured Guaranty Corp., 6.000%, 12/1/2028 NR/Aa3; Call Date 12/1/2018	250,000	283,208

		2,278,126

Oklahoma - 0.9%
Cleveland County Justice Authority, General, Revenue Bonds, 5.750%, 3/1/2029 A/NR; Call Date 3/1/2015	650,000	684,547
Oklahoma Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038 NR/Aaa; Call Date 9/1/2018	1,160,000	1,243,149
Oklahoma Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029 NR/Aaa; Call Date 3/1/2019	200,000	212,298
Oklahoma Water Resource Board, Water, Revenue Bonds, 5.250%, 4/1/2018 AAA/Aaa; Call Date 10/1/2013	900,000	1,008,513

		3,148,507

Oregon - 0.6%
Medford Hospital Facilities Authority, Medical, Revenue Bonds, AGM, 5.500%, 8/15/2028 AAA/NR; Call Date 8/15/2020	1,000,000	1,063,330
Metropolitan Wastewater Management Commission, Water, Revenue Bonds, NATL-RE FGIC, 5.000%, 11/1/2025 AA-/Aa2; Call Date 11/1/2016	400,000	421,252
Oregon State Housing & Community Services Department, Single Family Housing, Revenue Bonds, 5.900%, 7/1/2031 NR/Aa2; Call Date 6/1/2010 (9)	430,000	445,192

		1,929,774

Pennsylvania - 1.1%
Allegheny County Hospital Development Authority, Medical, Revenue Bonds, 5.000%, 6/15/2018 A+/Aa3; Call Date 6/15/2014	150,000	157,817
Cumberland County Municipal Authority, Nursing Homes, Revenue Bonds, 3.000%, 1/1/2011 NR/NR	500,000	500,990
Harrisburg Authority, Pollution, Revenue Bonds, AGM, 5.000%, 12/1/2013 AAA/Aa3 (4)	1,025,000	1,026,619
Pennsylvania Industrial Development Authority, Development, Revenue Bonds, AMBAC, 5.500%, 7/1/2014 A-/A1; Call Date 7/1/2012	1,925,000	2,080,713

		3,766,139

Puerto Rico - 0.6%
Commonwealth of Puerto Rico, General Obligation, GO UT, FSA, 5.250%, 7/1/2030 NR/Aa3; Call Date 1/1/2020	800,000	847,264
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.000%, 12/1/2010 BBB/A3	350,000	356,713
Government Development Bank for Puerto Rico, General, Revenue Bonds, 5.500%, 2/1/2012 BBB/NR; Call Date 8/1/2010	300,000	300,246
Puerto Rico Electric Power Authority, Power, Revenue Bonds, 5.250%, 7/1/2028 BBB+/A3e; Call Date 7/1/2020	400,000	414,232

		1,918,455

Rhode Island - 0.3%
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, 3.950%, 12/1/2017 A+/NR	250,000	250,160
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, 4.200%, 12/1/2018 A+/NR; Call Date 12/1/2017	600,000	603,450

		853,610

South Carolina - 1.7%
City of Columbia, Water, Revenue Bonds, 4.250%, 2/1/2034 AA/Aa1; Call Date 2/1/2020	1,000,000	980,920
City of Rock Hill, Utilities, Revenue Bonds, Assured Guaranty Corp., 4.250%, 1/1/2029 AAA/Aa3; Call Date 1/1/2020	400,000	395,932
South Carolina Jobs-Economic Development Authority, Nursing Homes, Revenue Bonds, GNMA, 6.900%, 1/20/2037 AAA/NR; Call Date 1/20/2011	200,000	206,740
South Carolina State Housing Finance & Development Authority, Single Family Housing, Revenue Bonds, AGM, 5.500%, 7/1/2037 NR/Aa2; Call Date 7/1/2016 (9)	2,000,000	2,099,360
South Carolina State Housing Finance & Development Authority, Single Family Housing, Revenue Bonds, AMBAC, 5.000%, 7/1/2035 NR/Aa1; Call Date 1/1/2015 (9)	320,000	328,432
South Carolina State Public Service Authority, Power, Revenue Bonds, 5.500%, 1/1/2038 AA-/Aa2; Call Date 1/1/2019	1,000,000	1,089,030
South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, AMBAC, 5.250%, 10/1/2020 NR/Aa3	250,000	288,807

South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, XLCA, 5.000%, 10/1/2022 NR/Aa3; Call Date 10/1/2016	150,000	161,519

		5,550,740

South Dakota - 0.9%
South Dakota Health & Educational Facilities Authority, Higher Education, Revenue Bonds, AMBAC, 5.000%, 8/1/2022 NR/WR; Call Date 8/1/2017	980,000	1,064,594
South Dakota Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 11/1/2024 AA-/A1; Call Date 11/1/2019	1,000,000	1,039,530
South Dakota Housing Development Authority, Single Family Housing, Revenue Bonds, 4.900%, 5/1/2022 AAA/Aa1; Call Date 11/1/2016 (9)	735,000	745,907

		2,850,031

Tennessee - 0.1%
Metropolitan Nashville Airport Authority, Airport, Revenue Bonds, 5.000%, 7/1/2017 A/A2	435,000	475,298

Texas - 4.7%
Alamo Community College District, General Obligation, GO, AGM-CR FGIC, 5.000%, 8/15/2021 AAA/Aaa; Call Date 8/15/2017	200,000	223,660
Bexar County Health Facilities Development Corp., Medical, Revenue Bonds, 5.450%, 7/1/2019 BBB/NR	100,000	102,953
Brazos River Authority, Power, Revenue Bonds, FGIC, 4.250%, 3/1/2017 BBB+/Baa1; Call Date 3/1/2014 (4)	885,000	893,284
Capital Area Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 4.000%, 4/1/2011 NR/WR/WR	400,000	404,840
Capital Area Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 4.000%, 4/1/2012 NR/WR/WR	345,000	352,193
Capital Area Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 5.000%, 4/1/2019 NR/WR/WR	1,000,000	1,007,030
Capital Area Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 5.250%, 4/1/2021 NR/WR/WR; Call Date 4/1/2020	400,000	403,640
Central Texas Regional Mobility Authority, Transportation, Revenue Bonds, 0.000%, 1/1/2025 BBB-/Baa3	1,000,000	371,980
Central Texas Regional Mobility Authority, Transportation, Revenue Bonds, 5.750%, 1/1/2025 BBB-/Baa3; Call Date 1/1/2020	250,000	255,770
City of Conroe, General Obligation, GO, MBIA, 5.500%, 3/1/2022 AA-/Aa2; Call Date 3/1/2017	100,000	112,364
City of Galveston, General Obligation, GO, 4.250%, 5/1/2014 BBB/Aa3	290,000	302,296
City of Keller, General Obligation, GO, NATL-RE, 5.000%, 2/15/2022 AA/Aa3; Call Date 2/15/2014	250,000	264,497
City of San Antonio, Power, Revenue Bonds, 5.000%, 2/1/2019 AA/Aa1; Call Date 2/1/2015	1,900,000	2,113,009
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, FSA, 5.500%, 11/1/2018 AAA/Aa3; Call Date 11/1/2013 (9)	100,000	106,209
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, MBIA, 5.875%, 11/1/2017 A+/A1; Call Date 11/1/2011 (9)	115,000	119,629
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, XLCA, 6.125%, 11/1/2018 A+/A1; Call Date 6/1/2010 (9)	805,000	807,149
Forney Independent School District, School District, GO UT, PSF, 6.000%, 8/15/2037 AAA/NR; Call Date 8/15/2018	390,000	446,098
Harris County Municipal Utility District No. 290, General Obligation, GO UT, AGC, 5.750%, 9/1/2026 AAA/NR; Call Date 9/1/2017	265,000	296,551
Harris County Municipal Utility District No. 341, General Obligation, GO UT, FSA, 5.500%, 12/1/2024 AAA/Aa3; Call Date 12/1/2017	325,000	358,956
Harris County Municipal Utility District No. 374, General Obligation, GO UT, AGC, 5.650%, 9/1/2026 AAA/NR; Call Date 9/1/2015	325,000	356,564
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 4.375%, 8/15/2015 BBB/NR	200,000	201,608
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 4.750%, 8/15/2016 BBB/NR	180,000	182,887
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 5.000%, 8/15/2017 BBB/NR	150,000	154,559
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 5.000%, 8/15/2018 BBB/NR	150,000	153,125
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 5.125%, 8/15/2019 BBB/NR	100,000	102,387
Little Elm Independent School District, School District, GO UT, PSF, 5.000%, 8/15/2020 AAA/NR; Call Date 8/15/2016	1,145,000	1,283,957
Lufkin Health Facilities Development Corp., Medical, Revenue Bonds, 5.250%, 2/15/2027 BBB+/Baa2; Call Date 2/15/2017	300,000	286,176
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.750%, 1/1/2038 BBB+/A3; Call Date 1/1/2018	150,000	156,345

North Texas Tollway Authority, Transportation, Revenue Bonds, 6.125%, 1/1/2031 BBB+/A3; Call Date 1/1/2016	300,000	320,901
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 5.750%, 1/1/2038 AAA/Aa3; Call Date 1/1/2019	1,500,000	1,624,380
Palmer Plantation Municipal Utility District No. 1, General Obligation, GO UT, AMBAC, 4.875%, 9/1/2014 NR/WR; Call Date 6/1/2010	285,000	284,994
Port of Houston Authority, General Obligation, GO UT, MBIA, 5.100%, 10/1/2026 AAA/Aaa; Call Date 10/1/2011 (9)	250,000	252,830
Potter County Industrial Development Corp., Development, Revenue Bonds, AMBAC, 5.750%, 9/1/2016 BBB+/Baa1; Call Date 6/1/2010	235,000	235,736
Texas Department of Housing & Community Affairs, Single Family Housing, Revenue Bonds, GNMA/FNMA, 5.000%, 7/1/2016 AAA/Aaa; Call Date 7/1/2011 (9)	80,000	80,690
Texas State University Systems, Higher Education, Revenue Bonds, 5.250%, 3/15/2023 AA-/Aa2; Call Date 3/15/2018	500,000	559,500
University of Houston, Higher Education, Revenue Bonds, AMBAC, 5.000%, 2/15/2022 AA-/Aa2; Call Date 2/15/2015	500,000	539,185
Weatherford Independent School District, School District, GO UT, PSF, 0.000%, 2/15/2027 AAA/Aaa; Call Date 2/15/2011	315,000	121,347

		15,839,279

Utah - 0.6%
City of Herriman, General, Special Assessment, 5.750%, 11/1/2027 A/NR; Call Date 5/1/2020	350,000	368,235
Grand County School District, School District, GO UT, School Bond Gty, 5.250%, 7/1/2026 NR/Aaa; Call Date 7/1/2018	500,000	555,515
Utah Associated Municipal Power Systems, Power, Revenue Bonds, AGM, 5.250%, 4/1/2015 AAA/Aa3; Call Date 4/1/2013	100,000	108,803
Utah Water Finance Agency, Water, Revenue Bonds, AMBAC, 5.250%, 7/1/2014 NR/WR; Call Date 7/1/2012	1,000,000	1,050,340

		2,082,893

Virgin Islands - 0.5%
Virgin Islands Public Finance Authority, General, Revenue Bonds, 5.000%, 10/1/2017 BBB-/Baa2	1,440,000	1,566,835

Virginia - 1.0%
Greater Richmond Convention Center Authority, Facilities, Revenue Bonds, NATL-RE, 5.000%, 6/15/2021 A/A2; Call Date 6/15/2015	450,000	470,327
Louisa Industrial Development Authority, Pollution, Revenue Bonds, 5.375%, 12/2/2013 A-/Baa1e (4)	400,000	442,952
Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Revenue Bonds, 4.850%, 7/1/2011 NR/Aaa (4)	1,500,000	1,525,815
Virginia Small Business Financing Authority, Medical, Revenue Bonds, 4.250%, 11/1/2021 AA/Aa2; Call Date 5/1/2020	1,000,000	1,010,460

		3,449,554

Washington - 1.7%
Grays Harbor County Public Utility District No. 1, Utilities, Revenue Bonds, AGM, 5.250%, 7/1/2019 AAA/Aa3; Call Date 7/1/2015	425,000	462,612
King County Housing Authority, Multi-Family Housing, Revenue Bonds, 5.200%, 5/1/2028 AAA/NR; Call Date 11/1/2018	460,000	481,174
King County Housing Authority, Multi-Family Housing, Revenue Bonds, 5.500%, 12/1/2028 AAA/NR; Call Date 12/1/2018	500,000	520,640
State of Washington, General, Certificate of Participation, 4.000%, 7/1/2018 NR/Aa2	600,000	631,734
Washington Health Care Facilities Authority, Medical, Revenue Bonds, FHA-Insured Mortgage, 6.250%, 8/1/2028 A+/NR; Call Date 8/1/2018	400,000	445,320
Washington Higher Education Facilities Authority, Higher Education, Revenue Bonds, 5.000%, 4/1/2029 NR/A3; Call Date 4/1/2019	2,000,000	2,031,260
Washington Higher Education Facilities Authority, Higher Education, Revenue Bonds, 6.250%, 4/1/2029 NR/A3; Call Date 4/1/2019	1,085,000	1,197,862

		5,770,602

West Virginia - 0.2%
West Virginia State Hospital Finance Authority, Medical, Revenue Bonds, AMBAC, 5.000%, 6/1/2018 A+/A2; Call Date 6/1/2016	600,000	639,930

Wisconsin - 4.5%
County of Milwaukee, Airport, Revenue Bonds, AMBAC, 5.000%, 12/1/2015 NR/A1 (9)	255,000	269,010
County of Milwaukee, Airport, Revenue Bonds, AMBAC, 5.000%, 12/1/2019 NR/A1; Call Date 12/1/2016 (9)	495,000	503,227
Ladysmith-Hawkins School District, School District, GO UT, NATL-RE FGIC, 5.500%, 4/1/2020 NR/WR; Call Date 4/1/2016	1,105,000	1,133,111

Monroe Redevelopment Authority, Medical, Revenue Bonds, 5.500%, 2/15/2029 NR/A3; Call Date 2/15/2019	1,500,000	1,520,565
Osceola School District, School District, GO UT, NATL-RE FGIC, 5.125%, 5/1/2016 NR/Aa3; Call Date 11/1/2011	65,000	67,267
State of Wisconsin, General Obligation, GO UT, 5.250%, 5/1/2023 AA/Aa2; Call Date 5/1/2018	105,000	118,372
State of Wisconsin, General, Revenue Bonds,, 5.250%, 5/1/2020 AA-/Aa3; Call Date 5/1/2019	1,000,000	1,141,990
Village of Darien, Water, Revenue Bonds, 4.550%, 10/1/2015 NR/NR; Call Date 10/1/2013	100,000	103,617
West Allis West Milwaukee School District, School District, GO UT, FSA, 3.750%, 4/1/2012 NR/Aa3	60,000	63,047
Wisconsin Center District, General, Revenue Bonds, FSA, 0.000%, 12/15/2028 AAA/Aa3	35,000	13,913
Wisconsin Health & Educational Facilities Authority, Higher Education, Revenue Bonds, NATL-RE, 5.000%, 12/1/2017 A+/A1; Call Date 12/1/2014	775,000	810,162
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 4/15/2016 NR/A3	1,000,000	1,058,750
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 6/1/2019 NR/A2 (5)	1,220,000	1,264,628
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 8/15/2019 NR/A3	250,000	258,362
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.250%, 12/1/2020 A+/A1; Call Date 12/1/2018	1,295,000	1,377,984
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.375%, 8/15/2024 AA-/Aa3; Call Date 2/15/2020	1,625,000	1,760,915
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, FSA, 5.000%, 8/1/2018 AAA/Aa3; Call Date 4/24/2018	70,000	75,728
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, MBIA, 5.250%, 8/15/2017 NR/A3; Call Date 6/1/2010	700,000	701,603
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, NATL-RE, 5.750%, 2/15/2027 A/Baa1; Call Date 6/1/2010	1,000,000	1,002,640
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, RADIAN, 6.250%, 2/15/2029 BBB+/NR; Call Date 6/1/2010	800,000	803,496
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 5.400%, 9/15/2014 NR/NR; Call Date 9/15/2011	250,000	250,285
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 6.400%, 9/15/2015 NR/NR; Call Date 12/15/2011	750,000	751,057
Wisconsin Housing & Economic Development Authority, Single Family Housing, Revenue Bonds, GO, 4.850%, 9/1/2031 AA/Aa2 (9)	30,000	30,000

		15,079,729
Wyoming - 0.1%
Wyoming Community Development Authority, Single Family Housing, Revenue Bonds, 4.650%, 6/1/2016 AA+/Aa1 (9)	160,000	163,440
Wyoming Community Development Authority, Single Family Housing, Revenue Bonds, 5.125%, 12/1/2018 AA+/Aa1; Call Date 6/1/2018 (9)	80,000	83,054

		246,494

Total Municipals (identified cost $301,048,558)		310,599,120

Short-Term Investments - 9.1%

Mutual Funds - 7.1%
Marshall Tax-Free Money Market Fund, Class I, 0.530% (13)	23,848,611	23,848,611

Short-Term Municipals - 2.0%
California Municipal Finance Authority, Development, Revenue Bonds, 1.000%, 9/1/2010 BBB/A-2/NR (4)	$3,000,000	2,999,250
City of Beckley, Higher Education, Revenue Notes, 3.500%, 12/17/2010 NR/MIG3; Call Date 6/1/2010	400,000	399,904
Iowa Higher Education Loan Authority, Student Loan, Revenue Notes, 5.000%, 5/20/2011 NR/NR	2,000,000	2,000,600
Michigan Municipal Bond Authority, General, Revenue Notes, 5.000%, 3/21/2011 SP-1/NR	1,200,000	1,202,076

		6,601,830

Total Short-Term Investments (identified cost $30,449,781)		30,450,441

Total Investments - 102.2% (identified cost $331,498,339)		341,049,561
Other Assets and Liabilities - (2.2)%		(7,366,250)

Total Net Assets - 100.0%		$333,683,311

Government Income Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 0.5%

Federal Home Loan Mortgage Corporation - 0.1%
0.603%, 8/25/2031, (Series T-32) (4)	$602,402	$561,145

Other Financial - 0.4%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.583%, 4/25/2037 (4) (6) (7)	2,730,025	1,488,631

Total Asset-Backed Securities (identified cost $3,332,426)		2,049,776

Collateralized Mortgage Obligations - 9.3%

Federal Home Loan Mortgage Corporation - 2.9%
0.687%, 6/15/2025, (Series 2993) (4)	5,293,493	5,225,365
5.000%, 10/15/2029, (Series 2745)	3,870,181	3,944,372
5.000%, 10/15/2031, (Series 2543)	1,171,859	1,204,915
5.000%, 5/15/2033, (Series 2791)	1,289,030	1,375,527

		11,750,179

Federal National Mortgage Association - 3.3%
0.593%, 1/25/2031, (Series 2001-25) (4)	854,837	853,904
4.000%, 10/25/2032, (Series 2003-28)	228,051	238,274
5.000%, 10/25/2016, (Series 2003-16)	5,000,000	5,152,025
5.500%, 3/25/2025, (Series 2006-12)	1,426,112	1,441,735
5.500%, 8/25/2034, (Series 2005-123)	5,407,000	5,875,738

		13,561,676
Private Sponsor - 3.1%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.860%, 7/25/2037 (4)	5,933,395	5,586,986
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	2,957,930	2,912,641
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 0.443%, 3/25/2037 (4)	4,571,161	4,408,779

		12,908,406

Total Collateralized Mortgage Obligations (identified cost $37,821,382)		38,220,261

Commercial Mortgage Securities - 8.8%

Private Sponsor - 8.8%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	3,000,000	2,536,776
Commercial Mortgage Pass-Through Certificates, Class A2, (Series 2006-FL12), 0.437%, 12/15/2020 (4) (6) (7)	3,776,055	3,586,549
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 0.437%, 10/15/2021 (4) (6) (7)	815,068	786,250
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.407%, 2/15/2022 (4) (6) (7)	3,585,638	3,311,190
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	3,876,690
CW Capital Cobalt, Ltd., Class A4, (Series 2007-C3), 5.820%, 5/15/2046 (4)	5,000,000	4,641,955
Greenwich Capital Commercial Funding Corp., Class A1, (Series 2006-FL4A), 0.370%, 11/5/2021 (4) (6) (7)	418,200	396,046
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	4,000,000	3,203,332
GS Mortgage Securities Corp. II, Class A2, (Series 2007-EOP), 0.415%, 3/6/2020 (4) (6) (7)	4,000,000	3,826,852
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.712%, 7/15/2019 (4) (6) (7)	2,523,947	2,189,640
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.637%, 6/15/2022 (4) (6) (7)	5,951,549	5,487,013

Merrill Lynch/Countrywide Commercial Mortgage Trust, Class AM, (Series 2007-9), 5.856%, 9/12/2049 (4)	3,000,000	2,425,521

Total Commercial Mortgage Securities (identified cost $40,083,172)		36,267,814

Corporate Bonds & Notes - 1.5%

Diversified Financial Services - 0.9%
Bear Stearns Cos., Inc., 0.534%, 2/1/2012 (4)	4,000,000	3,967,704

Insurance - 0.6%
HSB Capital I, 1.213%, 7/15/2027 (4)	3,000,000	2,445,000

Total Corporate Bonds & Notes (identified cost $6,968,950)		6,412,704

U.S. Government & U.S. Government Agency Obligations - 12.4%

U.S. Treasury Bonds & Notes - 12.4%
3.125%, 4/30/2017(1)	20,000,000	20,490,620
3.500%, 5/15/2020(1)	30,000,000	30,501,510

Total U.S. Government & U.S. Government Agency Obligations (identified cost $51,304,361)		50,992,130

U.S. Government Agency-Mortgage Securities - 56.1%

Federal Home Loan Mortgage Corporation - 2.0%
5.000%, 8/1/2014	1,266,746	1,329,954
5.000%, 10/1/2033	1,840,532	1,943,270
5.500%, 11/1/2018	1,959,125	2,119,242
5.500%, 10/1/2021	1,835,736	1,977,165
6.500%, 9/1/2016	85,181	91,982
7.500%, 9/1/2013	38,364	41,484
7.500%, 4/1/2024	164,565	185,879
7.500%, 4/1/2027	87,149	98,748
8.000%, 8/1/2030	102,863	117,801
8.500%, 9/1/2024	88,419	102,915
9.000%, 6/1/2019	108,676	120,673
9.500%, 2/1/2025	72,577	81,374

		8,210,487

Federal National Mortgage Association - 51.9%
4.500%, 6/14/2040(5)	30,000,000	30,618,750
5.000%, 5/1/2018	1,469,767	1,577,718
5.000%, 5/1/2020	2,373,784	2,540,715
5.000%, 7/1/2035	3,146,126	3,305,380
5.000%, 12/1/2036(1)	21,622,410	22,676,372
5.000%, 6/1/2039(1)	10,007,282	10,485,690
5.000%, 6/14/2040(5)	25,000,000	26,171,875
5.500%, 8/1/2021	7,954,197	8,565,755
5.500%, 1/1/2023	1,440,959	1,557,098
5.500%, 10/1/2024	1,796,499	1,937,305
5.500%, 8/1/2036	1,702,521	1,818,762
5.500%, 11/1/2036(1)	16,220,818	17,328,311
5.500%, 12/1/2036(1)	10,518,958	11,237,151
5.500%, 1/1/2037	1,036,596	1,107,371
5.500%, 7/1/2037(1)	40,940,157	43,688,306
5.500%, 8/1/2037(1)	6,236,037	6,654,637
5.500%, 8/1/2037(1)	10,504,692	11,209,830
6.000%, 9/1/2013	314,110	332,578
6.000%, 10/1/2016	305,397	330,064
6.000%, 9/1/2021	2,431,864	2,629,808
6.000%, 4/1/2037	652,998	704,881
6.500%, 9/1/2016	191,515	207,044
6.500%, 9/1/2016	420,016	454,073
6.500%, 8/1/2030	2,211,155	2,452,913
6.500%, 12/1/2031	139,484	154,735
6.500%, 11/1/2037	1,532,374	1,658,017

7.000%, 3/1/2029	233,281	261,380
7.000%, 7/1/2029	589,539	660,549
7.000%, 2/1/2030	523,556	586,619
7.500%, 10/1/2030	90,781	102,549
8.000%, 10/1/2028	879,558	1,015,372
8.000%, 4/1/2030	164,360	189,915

		214,221,523

Government National Mortgage Association - 2.2%
5.000%, 4/15/2034	1,361,780	1,446,972
5.500%, 9/15/2033	2,925,963	3,165,099
6.000%, 12/20/2033	3,353,137	3,693,963
6.500%, 9/15/2032	456,722	506,069
7.000%, 6/15/2029	150,663	170,671
7.000%, 8/15/2031	130,981	148,540
9.500%, 10/15/2024	54,334	62,635

		9,193,949

Total U.S. Government Agency-Mortgage Securities (identified cost $217,377,295)		231,625,959

Short-Term Investments - 66.9%

Collateral Pool Investment for Securities on Loan - 42.1%
(See Note 2 of the Schedule of Investments)		173,594,835

Repurchase Agreement - 24.8%
Agreement with Morgan Stanley & Co., Inc., 0.180%, dated 5/28/2010, to be repurchased at $102,262,874 on 6/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 10/26/2029, with a market value of $104,777,342 (at amortized cost)	102,260,828	102,260,828

Total Short-Term Investments (identified cost $275,855,663)		275,855,663

Total Investments - 155.5% (identified cost $632,743,249)		641,424,307

Other Assets and Liabilities - (55.5)%		(228,936,591)

Total Net Assets - 100.0%		$412,487,716

Corporate Income Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 7.3%
Automobiles - 7.3%
Capital One Prime Auto Receivables Trust, Class A4, (Series 2006-2), 4.940%, 7/15/2012	$286,488	$288,786
DaimlerChrysler Auto Trust, Class A3A, (Series 2007-A), 5.000%, 2/8/2012	88,498	89,317
DaimlerChrysler Auto Trust, Class A4, (Series 2006-B), 5.380%, 3/8/2011	43,397	43,452
Ford Credit Auto Owner Trust, Class A3A, (Series 2007-B), 5.150%, 11/15/2011	743,839	753,709
Ford Credit Auto Owner Trust, Class A3A, (Series 2008-A), 3.960%, 4/15/2012	332,519	336,853
Ford Credit Auto Owner Trust, Class A3A, (Series 2008-B), 4.280%, 5/15/2012	1,109,434	1,126,613
Honda Auto Receivables Owner Trust, Class A3, (Series 2007-2), 5.460%, 5/23/2011	615	618
Honda Auto Receivables Owner Trust, Class A4, (Series 2006-3), 5.110%, 4/15/2012	121,207	121,464
Nissan Auto Receivables Owner Trust, Class A4, (Series 2006-C), 5.450%, 6/15/2012	464,511	468,646
USAA Auto Owner Trust, Class A3, (Series 2008-3), 4.280%, 10/15/2012	1,377,551	1,403,201

Total Asset-Backed Securities (identified cost $4,638,594)		4,632,659
Corporate Bonds & Notes - 71.5%
Aerospace/Defense - 0.6%
Embraer Overseas, Ltd., 6.375%, 1/15/2020	350,000	352,625

Agriculture - 3.3%
Altria Group, Inc., 10.200%, 2/6/2039	300,000	388,533
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	291,637
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	991,973
Reynolds American, Inc., 7.750%, 6/1/2018	350,000	405,416

		2,077,559
Auto Manufacturers - 0.8%
Daimler Finance North America LLC, 8.000%, 6/15/2010	500,000	501,033

Banks - 4.8%
Discover Bank, 7.000%, 4/15/2020	1,000,000	987,366
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	300,000	331,749
JPMorgan Chase & Co., 1.160%, 2/26/2013 (4)	750,000	749,146
Morgan Stanley, 5.500%, 1/26/2020	1,000,000	948,625

		3,016,886
Beverages - 0.8%
PepsiCo, Inc., 0.333%, 7/15/2011 (4)	500,000	500,222

Chemicals - 0.5%
Dow Chemical Co., 8.550%, 5/15/2019 (1)	250,000	296,982

Diversified Financial Services - 7.4%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (6) (7)	350,000	365,883
Caterpillar Financial Services Corp., 4.300%, 6/1/2010	1,000,000	1,000,000
Caterpillar Financial Services Corp., 1.035%, 6/24/2011 (4)	150,000	151,068
General Electric Capital Corp., 6.875%, 1/10/2039 (1)	650,000	693,348
Harley-Davidson Funding Corp., 5.000%, 12/15/2010 (6) (7)	300,000	302,206
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (6) (7)	750,000	775,281
Jefferies Group, Inc., 8.500%, 7/15/2019	350,000	394,299
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018 (1)	250,000	257,888
Nomura Holdings, Inc., 6.700%, 3/4/2020 (1)	700,000	721,728

		4,661,701
Electric - 3.6%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (6) (7)	350,000	345,689
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	285,716
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (1) (6) (7)	1,000,000	1,005,529
Nisource Finance Corp., 6.125%, 3/1/2022	350,000	365,469

Progress Energy, Inc., 7.050%, 3/15/2019	250,000	288,392

		2,290,795
Environmental Control - 0.5%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	299,090

Food - 0.8%
Kraft Foods, Inc., 5.375%, 2/10/2020	500,000	520,255

Forest Products & Paper - 0.5%
International Paper Co., 8.700%, 6/15/2038	250,000	307,470

Healthcare-Products - 2.2%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	750,000	727,303
Boston Scientific Corp., 7.000%, 11/15/2035	350,000	326,673
Hospira, Inc., 6.400%, 5/15/2015	300,000	341,485

		1,395,461
Healthcare-Services - 2.2%
Humana, Inc., 8.150%, 6/15/2038	850,000	894,166
Quest Diagnostics, Inc., 6.400%, 7/1/2017	150,000	171,461
UnitedHealth Group, Inc., 1.660%, 2/7/2011 (4)	350,000	352,157

		1,417,784
Home Furnishings - 0.6%
Whirlpool Corp., 8.600%, 5/1/2014 (1)	300,000	355,807

Insurance - 3.7%
Aflac, Inc., 8.500%, 5/15/2019	300,000	357,311
Aflac, Inc., 6.900%, 12/17/2039	295,000	296,039
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	297,385
Berkshire Hathaway Finance Corp., 0.423%, 1/13/2012 (4)	500,000	499,636
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	500,000	512,072
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	375,075

		2,337,518
Iron/Steel - 0.5%
ArcelorMittal, 7.000%, 10/15/2039	350,000	338,268

Lodging - 2.0%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	500,000	485,948
Wyndham Worldwide Corp., 7.375%, 3/1/2020	750,000	760,250

		1,246,198
Media - 8.7%
CBS Corp., 8.875%, 5/15/2019	250,000	306,512
Comcast Corp., 6.400%, 3/1/2040 (1)	1,250,000	1,319,365
DirecTV Holdings LLC, 6.375%, 6/15/2015 (1)	1,000,000	1,036,250
Discovery Communications LLC, 6.350%, 6/1/2040 (5)	1,000,000	1,010,084
NBC Universal, Inc., 6.400%, 4/30/2040 (6) (7)	1,250,000	1,302,077
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	200,000	228,963
Viacom, Inc., 6.125%, 10/5/2017	250,000	279,305

		5,482,556
Mining - 2.3%
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	300,000	360,712
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	100,000	126,589
Vale Overseas, Ltd., 6.875%, 11/21/2036	1,000,000	999,201

		1,486,502
Miscellaneous Manufacturing - 0.7%
Tyco Electronics Group SA, 6.550%, 10/1/2017	130,000	148,665
Tyco Electronics Group SA, 7.125%, 10/1/2037	250,000	280,344

		429,009
Oil & Gas - 5.8%
Anadarko Petroleum Corp., 6.450%, 9/15/2036	1,000,000	949,670
Hess Corp., 8.125%, 2/15/2019	300,000	370,833
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	304,869
Nexen, Inc., 7.500%, 7/30/2039	350,000	396,114
Talisman Energy, Inc., 7.750%, 6/1/2019	300,000	362,129

Valero Energy Corp., 9.375%, 3/15/2019	250,000	296,510
Valero Energy Corp., 6.125%, 2/1/2020 (1)	500,000	506,835
Valero Energy Corp., 6.625%, 6/15/2037	500,000	478,824

		3,665,784
Oil & Gas Services - 1.1%
Halliburton Co., 7.450%, 9/15/2039	250,000	294,036
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	306,612
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	130,388

		731,036
Packaging & Containers - 2.6%
Ball Corp., 7.125%, 9/1/2016	350,000	360,500
Ball Corp., 6.625%, 3/15/2018	750,000	735,000
Bemis Co., Inc., 6.800%, 8/1/2019	500,000	564,478

		1,659,978
Pharmaceuticals - 2.8%
Express Scripts, Inc., 6.250%, 6/15/2014	250,000	280,697
McKesson Corp., 7.500%, 2/15/2019	350,000	425,573
Pfizer, Inc., 7.200%, 3/15/2039	150,000	186,238
Valeant Pharmaceuticals International, 7.625%, 3/15/2020 (6) (7)	900,000	884,250

		1,776,758
Pipelines - 2.8%
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	294,825
Enterprise Products Operating LLC, 6.450%, 9/1/2040	1,000,000	1,000,752
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	150,000	183,633
TransCanada Pipelines, Ltd., 7.625%, 1/15/2039	250,000	298,302

		1,777,512
Retail - 2.3%
AutoZone, Inc., 5.750%, 1/15/2015 (1)	400,000	439,922
JC Penney Corp., Inc., 7.125%, 11/15/2023	200,000	210,000
Kohl’s Corp., 6.875%, 12/15/2037 (1)	150,000	175,621
Staples, Inc., 9.750%, 1/15/2014	250,000	306,407
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	303,022

		1,434,972
Semiconductors - 0.2%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	110,451

Sovereign - 1.6%
Qatar Govt International Bond, 6.400%, 1/20/2040 (6) (7)	500,000	520,000
South Africa Government International Bond, 5.500%, 3/9/2020	500,000	506,250

		1,026,250
Telecommunications - 5.3%
AT&T, Inc., 6.400%, 5/15/2038	600,000	635,097
British Telecommunications PLC, 5.950%, 1/15/2018	250,000	258,823
Telecom Italia Capital SA, 7.721%, 6/4/2038 (1)	1,000,000	1,026,070
TELUS Corp., 8.000%, 6/1/2011	250,000	266,559
Vodafone Group PLC, 0.597%, 6/15/2011 (4)	150,000	149,948
Vodafone Group PLC, 6.150%, 2/27/2037 (5)	1,000,000	1,021,488

		3,357,985
Transportation - 0.5%
FedEx Corp., 8.000%, 1/15/2019	250,000	309,386

Total Corporate Bonds & Notes (identified cost $42,134,861)		45,163,833

U.S. Government & U.S. Government Agency Obligations - 0.9%

U.S. Treasury Bonds & Notes - 0.9%
2.125%, 1/15/2019 (1)	506,760	545,757

Total U.S. Government & U.S. Government Agency Obligations (identified cost $541,334)		545,757

Short-Term Investments - 38.6%

Collateral Pool Investment for Securities on Loan - 16.3% (See Note 2 of the Schedule of Investments)		10,269,767

Commercial Paper - 9.5%
Du Pont Ei De Nemours Co., 0.160%, 6/17/2010 (11)	2,000,000	1,999,858
Hewlett Packard Co., 0.021%, 7/7/2010 (11)	2,000,000	1,999,580
Oracle Corp., 0.021%, 6/11/2010 (11)	2,000,000	1,999,877

		5,999,315
Mutual Funds - 8.1%
Marshall Prime Money Market Fund, Class I, 0.180% (13)	5,130,247	5,130,247

U.S. Treasury Bills - 4.7%
0.016%, 8/5/2010 (1) (11)	$3,000,000	2,999,268

Total Short-Term Investments (identified cost $24,398,492)		24,398,597

Total Investments - 118.3% (identified cost $71,713,281)		74,740,846
Other Assets and Liabilities - (18.3)%		(11,587,801)

Total Net Assets - 100.0%		$63,153,045

Aggregate Bond Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description/Credit Ratings (8)	Principal Amount	Value
Collateralized Mortgage Obligations - 3.3%

Federal National Mortgage Association - 1.3%
5.500%, 3/25/2025, (Series 2006-12)	$589,010	$595,463
5.500%, 8/25/2034, (Series 2005-123)	3,000,000	3,260,073

		3,855,536
Private Sponsor - 2.0%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.860%, 7/25/2037 (4)	3,560,037	3,352,191
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.556%, 5/25/2036 (4)	1,031,465	923,073
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.453%, 5/25/2037 (4)	632,548	597,460
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 4.759%, 4/25/2036 (4)	964,888	915,224

		5,787,948

Total Collateralized Mortgage Obligations (identified cost $9,572,793)		9,643,484

Commercial Mortgage Securities - 6.5%

Private Sponsor - 6.5%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	3,000,000	2,536,776
Commercial Mortgage Pass-Through Certificates, Class A2, (Series 2006-FL12), 0.437%, 12/15/2020 (4) (6) (7)	2,517,370	2,391,033
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.407%, 2/15/2022 (4) (6) (7)	2,689,228	2,483,392
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	3,000,000	1,938,345
GS Mortgage Securities Corp. II, Class A2, (Series 2007-EOP), 0.415%, 3/6/2020 (4) (6) (7)	2,500,000	2,391,783
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.712%, 7/15/2019 (4) (6) (7)	2,523,947	2,189,640
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.637%, 6/15/2022 (4) (6) (7)	3,719,718	3,429,383
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class AM, (Series 2007-9), 5.856%, 9/12/2049 (4)	2,000,000	1,617,014

Total Commercial Mortgage Securities (identified cost $20,767,220)		18,977,366

Corporate Bonds & Notes - 29.1%

Advertising - 0.8%
WPP Finance UK, 8.000%, 9/15/2014 (1)	2,000,000	2,342,706

Banks - 11.2%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (6) (7)	1,500,000	1,477,977
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (1) (6) (7)	3,000,000	3,016,107
Australia & New Zealand Banking Group, Ltd., 3.700%, 1/13/2015 (6) (7)	2,000,000	2,021,518
Banco Santander Chile, 2.875%, 11/13/2012 (6) (7)	2,000,000	1,976,516
Bank of New York Mellon Corp., 5.125%, 8/27/2013	2,000,000	2,189,424
Barclays Bank PLC, 3.900%, 4/7/2015	3,000,000	2,935,854
BB&T Corp., 3.850%, 7/27/2012	3,000,000	3,101,115
Citigroup, Inc., 4.750%, 5/19/2015 (1)	2,000,000	1,977,480
Commonwealth Bank of Australia, 5.000%, 10/15/2019 (1) (6) (7)	1,500,000	1,523,691
Credit Suisse/New York, 3.450%, 7/2/2012	3,000,000	3,099,246
Goldman Sachs Group, Inc., 6.000%, 6/15/2020 (5)	2,500,000	2,532,528
Rabobank Nederland NV, 3.200%, 3/11/2015 (6) (7)	1,800,000	1,809,383
Santander Issuances SA Unipersonal, 6.500%, 8/11/2019 (4) (6) (7)	1,500,000	1,568,601
Santander U.S. Debt SA Unipersonal, 1.089%, 3/30/2012 (4) (6) (7)	2,500,000	2,424,645
Standard Chartered PLC, 3.850%, 4/27/2015 (1) (6) (7)	1,000,000	977,209

		32,631,294

Biotechnology - 0.7%
Life Technologies Corp., 6.000%, 3/1/2020	2,000,000	2,121,654

Building Materials - 1.9%
CRH America, Inc., 6.000%, 9/30/2016	3,000,000	3,270,834
Holcim U.S. Finance Sarl & Cie SCS, 6.000%, 12/30/2019 (6) (7)	2,000,000	2,115,054

		5,385,888

Diversified Financial Services - 2.8%
American Honda Finance Corp., 6.700%, 10/1/2013 (6) (7)	2,000,000	2,266,630
General Electric Capital Corp., 5.875%, 1/14/2038 (1)	2,000,000	1,878,090
Genworth Global Funding Trusts, 5.200%, 10/8/2010	2,000,000	2,022,348
Invesco, Ltd., 5.375%, 12/15/2014	1,958,000	2,003,813

		8,170,881

Food - 0.6%
Kraft Foods, Inc., 5.375%, 2/10/2020 (1)	1,500,000	1,560,767

Healthcare-Products - 1.8%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	2,000,000	1,939,474
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,223,800

		5,163,274

Home Furnishings - 0.8%
Whirlpool Corp., 8.000%, 5/1/2012	2,000,000	2,192,772

Insurance - 3.7%
Berkshire Hathaway, Inc., 0.858%, 2/11/2013 (4)	2,000,000	1,994,128
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,536,218
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6) (7)	2,000,000	2,085,404
Metropolitan Life Global Funding I, 0.698%, 7/13/2011 (4) (6) (7)	2,500,000	2,497,245
Progressive Corp., 6.700%, 6/15/2037 (4)	3,000,000	2,740,830

		10,853,825

Iron/Steel - 0.7%
ArcelorMittal, 5.375%, 6/1/2013 (1)	2,000,000	2,087,382

Media - 1.1%
NBC Universal, Inc., 5.150%, 4/30/2020 (1) (6) (7)	1,000,000	1,022,940
NBC Universal, Inc., 6.400%, 4/30/2040 (1) (6) (7)	2,000,000	2,083,324

		3,106,264

Pipelines - 1.7%
Enbridge Energy Partners LP, 5.200%, 3/15/2020 (1)	2,000,000	2,018,472
Enterprise Products Operating LLC, 5.200%, 9/1/2020 (1)	2,000,000	2,004,054
TransCanada PipeLines, Ltd., 6.100%, 6/1/2040 (5)	1,000,000	994,950

		5,017,476

Real Estate Investment Trusts - 0.6%
ProLogis, 6.250%, 3/15/2017	1,800,000	1,733,099

Toys/Games/Hobbies - 0.7%
Hasbro, Inc., 6.350%, 3/15/2040	2,000,000	2,083,530

Total Corporate Bonds & Notes (identified cost $82,046,980)		84,450,812

Municipals - 2.1%

California - 0.7%
State of California, General Obligation, GO UT, 6.650%, 3/1/2022 A-/A1	2,000,000	2,096,620

Georgia - 0.7%
Municipal Electric Authority of Georgia, Power, Revenue Bonds, 6.655%, 4/1/2057 A+/A2	2,000,000	2,017,280

Ohio - 0.7%
Olentangy Local School District, School District, GO UT, 6.190%, 12/1/2036 AA+/Aa1; Call Date 12/1/2019	1,900,000	1,949,324

Total Municipals (identified cost $5,934,924)		6,063,224

U.S. Government & U.S. Government Agency Obligations - 26.3%

U.S. Treasury Bonds & Notes - 26.3%
1.375%, 11/15/2012 (1)	25,000,000	25,216,800
2.500%, 4/30/2015 (1)	15,000,000	15,304,695
3.125%, 4/30/2017 (1)	15,000,000	15,367,965
3.500%, 5/15/2020 (1)	15,000,000	15,250,755
4.625%, 2/15/2040 (1)	5,000,000	5,339,845

Total U.S. Government & U.S. Government Agency Obligations (identified cost $76,730,706)		76,480,060

U.S. Government Agency-Mortgage Securities - 12.9%

Federal National Mortgage Association - 12.9%
4.500%, 6/14/2040 (5)	10,000,000	10,206,250
5.000%, 7/1/2022	3,586,809	3,815,504
5.000%, 1/1/2037 (1)	5,830,715	6,114,928
5.000%, 6/1/2039 (1)	4,548,764	4,766,222
5.500%, 5/1/2037 (1)	9,631,570	10,278,099
5.500%, 7/1/2038	1,340,348	1,430,320
6.500%, 11/1/2037	766,187	829,008

Total U.S. Government Agency-Mortgage Securities (identified cost $34,998,080)		37,440,331

Short-Term Investments - 63.7%

Collateral Pool Investment for Securities on Loan - 39.3% (See Note 2 of the Schedule of Investments)		114,274,246

Repurchase Agreement - 24.4%
Agreement with Morgan Stanley & Co., Inc., 0.180%, dated 5/28/2010, to be repurchased at $71,049,072 on 6/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 1/8/2024, with a market value of $73,127,928 (at amortized cost)	71,047,651	71,047,651

Total Short-Term Investments (identified cost $185,321,897)		185,321,897

Total Investments - 143.9% (identified cost $415,372,600)		418,377,174

Other Assets and Liabilities - (43.9)%		(127,607,892)

Total Net Assets - 100.0%		$290,769,282

Core Plus Bond Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 6.5%
Automobiles — 6.5%
Capital One Prime Auto Receivables Trust, Class A4, (Series 2006-2), 4.940%, 7/15/2012	$795,801	$802,183
DaimlerChrysler Auto Trust, Class A4, (Series 2006-B), 5.380%, 3/8/2011	130,190	130,357
Ford Credit Auto Owner Trust, Class A3A, (Series 2008-B), 4.280%, 5/15/2012	1,109,434	1,126,612
GS Auto Loan Trust, Class A4, (Series 2006-1), 5.380%, 1/15/2014	1,167,303	1,173,380
Nissan Auto Receivables Owner Trust, Class A3, (Series 2008-B), 4.460%, 4/16/2012	695,092	707,606
Nissan Auto Receivables Owner Trust, Class A4, (Series 2006-C), 5.450%, 6/15/2012	619,348	624,862
USAA Auto Owner Trust, Class A3, (Series 2007-2), 4.900%, 2/15/2012	115,447	116,078

Total Asset-Backed Securities (identified cost $4,709,904)		4,681,078

Commercial Mortgage Securities - 3.5%

Private Sponsor - 3.5%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (4)	500,000	513,597
CS First Boston Mortgage Securities Corp., Class A2, (Series 2005-C5), 5.100%, 8/15/2038 (4)	994,859	999,806
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	1,000,000	1,008,214

Total Commercial Mortgage Securities (identified cost $2,224,389)		2,521,617

Corporate Bonds & Notes - 57.2%

Aerospace/Defense - 0.7%
Embraer Overseas, Ltd., 6.375%, 1/15/2020	500,000	503,750

Agriculture - 3.7%
Altria Group, Inc., 10.200%, 2/6/2039	250,000	323,777
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	583,274
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	991,973
Reynolds American, Inc., 7.750%, 6/1/2018	650,000	752,916

		2,651,940
Auto Manufacturers - 0.7%
Daimler Finance North America LLC, 8.000%, 6/15/2010	500,000	501,033

Banks - 3.9%
Discover Bank, 7.000%, 4/15/2020	1,000,000	987,366
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	700,000	774,081
JPMorgan Chase & Co., 1.160%, 2/26/2013 (4)	500,000	499,430
Korea Development Bank/Republic of Korea, 4.375%, 8/10/2015 (1)	500,000	498,458

		2,759,335
Beverages - 1.0%
PepsiCo, Inc., 0.333%, 7/15/2011 (4)	750,000	750,334

Chemicals - 0.9%
Dow Chemical Co., 9.400%, 5/15/2039	500,000	656,094

Diversified Financial Services - 5.1%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (6) (7)	400,000	418,152
Caterpillar Financial Services Corp., 1.035%, 6/24/2011 (4)	250,000	251,781
General Electric Capital Corp., 6.875%, 1/10/2039 (1)	500,000	533,344
Harley-Davidson Funding Corp., 5.000%, 12/15/2010 (6) (7)	500,000	503,676
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (6) (7)	600,000	620,225
Jefferies Group, Inc., 8.500%, 7/15/2019	350,000	394,299
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018 (1)	250,000	257,888

Nomura Holdings, Inc., 6.700%, 3/4/2020 (1)	650,000	670,176

		3,649,541
Electric - 3.1%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (6) (7)	250,000	246,921
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	285,715
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (6) (7)	1,000,000	1,005,529
Nisource Finance Corp., 6.125%, 3/1/2022	400,000	417,679
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	288,392

		2,244,236
Environmental Control - 0.4%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	299,090
Food - 0.7%
Kraft Foods, Inc., 5.375%, 2/10/2020	500,000	520,256

Forest Products & Paper - 0.4%
International Paper Co., 8.700%, 6/15/2038	250,000	307,471

Healthcare-Products - 1.8%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	500,000	484,868
Boston Scientific Corp., 7.000%, 11/15/2035	250,000	233,338
Hospira, Inc., 6.400%, 5/15/2015	500,000	569,141

		1,287,347
Healthcare-Services - 1.8%
Humana, Inc., 8.150%, 6/15/2038	500,000	525,980
Quest Diagnostics, Inc., 6.400%, 7/1/2017	250,000	285,768
UnitedHealth Group, Inc., 1.660%, 2/7/2011 (4)	450,000	452,773

		1,264,521
Home Furnishings - 1.2%
Whirlpool Corp., 8.600%, 5/1/2014	700,000	830,216

Insurance - 2.9%
Aflac, Inc., 8.500%, 5/15/2019	700,000	833,724
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	297,385
Berkshire Hathaway Finance Corp., 0.423%, 1/13/2012 (4)	500,000	499,636
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	437,588

		2,068,333
Iron/Steel - 0.7%
ArcelorMittal, 7.000%, 10/15/2039	500,000	483,240

Lodging - 1.3%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	400,000	388,758
Wyndham Worldwide Corp., 7.375%, 3/1/2020	500,000	506,834

		895,592
Media - 4.5%
CBS Corp., 8.875%, 5/15/2019	500,000	613,025
DirecTV Holdings LLC, 6.375%, 6/15/2015	500,000	518,125
Discovery Communications LLC, 6.350%, 6/1/2040 (5)	500,000	505,042
NBC Universal, Inc., 6.400%, 4/30/2040 (6) (7)	1,000,000	1,041,662
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	250,000	286,203
Viacom, Inc., 6.125%, 10/5/2017	250,000	279,305

		3,243,362
Mining - 1.8%
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	350,000	420,830
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	400,000	506,357
Vale Overseas, Ltd., 6.875%, 11/10/2039	375,000	375,396

		1,302,583
Miscellaneous Manufacturing - 0.8%
Tyco Electronics Group SA, 7.125%, 10/1/2037	500,000	560,688
Oil & Gas - 5.6%
Anadarko Petroleum Corp., 6.450%, 9/15/2036	500,000	474,835
Ecopetrol SA, 7.625%, 7/23/2019	500,000	558,750

Hess Corp., 8.125%, 2/15/2019	250,000	309,028
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	304,869
Nexen, Inc., 7.500%, 7/30/2039	650,000	735,641
Talisman Energy, Inc., 7.750%, 6/1/2019	700,000	844,966
Valero Energy Corp., 9.375%, 3/15/2019	250,000	296,510
Valero Energy Corp., 6.125%, 2/1/2020 (1)	500,000	506,834

		4,031,433
Oil & Gas Services - 0.8%
Halliburton Co., 7.450%, 9/15/2039	250,000	294,036
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	306,612

		600,648
Packaging & Containers - 2.1%
Ball Corp., 7.125%, 9/1/2016	150,000	154,500
Ball Corp., 6.625%, 3/15/2018	500,000	490,000
Bemis Co., Inc., 6.800%, 8/1/2019	750,000	846,717

		1,491,217
Pharmaceuticals - 2.2%
Express Scripts, Inc., 6.250%, 6/15/2014	500,000	561,394
McKesson Corp., 7.500%, 2/15/2019	350,000	425,573
Valeant Pharmaceuticals International, 7.625%, 3/15/2020 (6) (7)	600,000	589,500

		1,576,467
Pipelines - 2.0%
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	294,825
Enterprise Products Operating LLC, 6.450%, 9/1/2040	500,000	500,376
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	250,000	306,055
TransCanada Pipelines, Ltd., 7.625%, 1/15/2039	250,000	298,302

		1,399,558
Retail - 1.8%
AutoZone, Inc., 5.750%, 1/15/2015 (1)	600,000	659,883
JC Penney Corp., Inc., 7.125%, 11/15/2023	300,000	315,000
Staples, Inc., 9.750%, 1/15/2014	250,000	306,407

		1,281,290
Semiconductors - 0.2%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	110,451

Sovereign - 2.5%
Korea Expressway Corp., 4.500%, 3/23/2015 (6) (7)	500,000	502,847
Qatar Govt International Bond, 6.400%, 1/20/2040 (6) (7)	750,000	780,000
South Africa Government International Bond, 5.500%, 3/9/2020	500,000	506,250

		1,789,097
Telecommunications - 2.2%
British Telecommunications PLC, 5.950%, 1/15/2018	200,000	207,059
Telecom Italia Capital SA, 7.721%, 6/4/2038 (1)	500,000	513,035
TELUS Corp., 8.000%, 6/1/2011	100,000	106,623
Vodafone Group PLC, 0.597%, 6/15/2011 (4)	250,000	249,914
Vodafone Group PLC, 6.150%, 2/27/2037 (5)	500,000	510,744

		1,587,375
Transportation - 0.4%
FedEx Corp., 8.000%, 1/15/2019	250,000	309,386

Total Corporate Bonds & Notes (identified cost $37,064,121)		40,955,884

U.S. Government & U.S. Government Agency Obligations - 15.3%

U.S. Treasury Bonds & Notes - 15.3%
2.000%, 4/15/2012 (1)	1,072,350	1,109,966
2.125%, 1/15/2019 (1)	1,520,280	1,637,270
2.375%, 4/15/2011 (1)	1,644,465	1,674,143
3.500%, 1/15/2011	1,875,390	1,910,846
3.500%, 2/15/2018	1,500,000	1,561,641
3.875%, 7/15/2010 (1)	2,000,000	2,009,298

4.375%, 2/15/2038	500,000	513,672
4.500%, 2/15/2036 (1)	500,000	526,172

		10,943,008

Total U.S. Government & U.S. Government Agency Obligations (identified cost $10,964,300)		10,943,008

U.S. Government Agency-Mortgage Securities - 9.6%

Federal Home Loan Mortgage Corporation - 2.0%
5.000%, 2/1/2039	1,394,345	1,462,592
Federal National Mortgage Association - 2.2%
6.000%, 12/1/2038	702,999	758,415
6.500%, 10/1/2037	712,807	777,823

		1,536,238
Government National Mortgage Association - 5.4%
5.500%, 2/15/2039	1,153,380	1,240,075
6.000%, 10/15/2038	454,114	492,133
6.000%, 12/15/2038	1,220,266	1,322,428
6.000%, 1/15/2039	751,968	814,923

		3,869,559

Total U.S. Government Agency-Mortgage Securities (identified cost $6,606,616)		6,868,389
Short-Term Investments - 23.7%
Collateral Pool Investment for Securities on Loan - 15.4% (See Note 2 of the Schedule of Investments)		11,023,790

Mutual Funds - 4.1%
Marshall Prime Money Market Fund, Class I, 0.180% (13)	2,929,061	2,929,061
U.S. Treasury Bills - 4.2%
0.130%, 7/8/2010(11)	$1,000,000	999,872
0.160%, 8/26/2010(11)	2,000,000	1,999,298

		2,999,170

Total Short-Term Investments (identified cost $16,951,940)		16,952,021

Total Investments - 115.8% (identified cost $78,521,270)		82,921,997
Other Assets and Liabilities - (15.8)%		(11,312,618)

Total Net Assets - 100.0%		$71,609,379

Government Money Market Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Principal Amount	Value
Commercial Paper - 4.1%

Asset-Backed Securities - 4.1%
Straight - A Funding, 0.360%, 8/2/2010 (11)	$25,000,000	$24,984,500

Total Commercial Paper		24,984,500

Corporate Bonds & Notes - 1.7%
Diversified Financial Services - 1.7%
General Electric Capital Corp., 0.345%, 7/8/2010 (4)	10,000,000	10,000,000

Total Corporate Bonds & Notes		10,000,000

Municipals - 21.8%

California - 17.0%
California Housing Finance Agency, Single Family Housing, Revenue Bonds, 0.290%, 2/1/2016 (4)	21,815,000	21,815,000
California Housing Finance Agency, Single Family Housing, Revenue Bonds, 0.290%, 2/1/2023 (4)	200,000	200,000
California Statewide Communities Development Authority, Multi-Family Housing, Revenue Bonds, FNMA, 0.280%, 12/15/2037, Call Date 6/15/2010 (4)	30,000,000	30,000,000
San Francisco City & County Redevelopment Agency, Multi-Family Housing, Revenue Bonds, FNMA, 0.290%, 6/15/2034, Call Date 6/15/2010 (4)	21,100,000	21,100,000
Southern California Home Financing Authority, Single Family Housing, Revenue Bonds, 0.290%, 2/1/2034, Call Date 6/2/2010 (4)	28,995,000	28,995,000

		102,110,000
New York - 4.8%
New York State Housing Finance Agency, Multi-Family Housing, Revenue Bonds, FNMA, 0.310%, 5/15/2032, Call Date 6/1/2010 (4)	29,000,000	29,000,000

Total Municipals		131,110,000

U.S. Government & U.S. Government Agency Obligations - 34.1%

Federal Home Loan Bank - 8.3%
0.315%, 11/19/2010 (4)	25,000,000	24,997,647
0.500%, 3/14/2011	25,000,000	25,000,000

		49,997,647
Federal Home Loan Mortgage Corporation - 17.5%
0.094%, 8/10/2010 (4)	55,000,000	55,000,000
0.252%, 9/24/2010 (4)	50,000,000	49,996,825

		104,996,825
Federal National Mortgage Association - 8.3%
0.188%, 7/13/2010 (4)	50,000,000	49,997,806

Total U.S. Government & U.S. Government Agency Obligations		204,992,278

Repurchase Agreements - 38.3%
Agreement with Barclay’s Capital, Inc., 0.190%, dated 5/28/2010, to be repurchased at $75,001,583 on 6/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 2/15/2031, with a market value of $76,500,105	75,000,000	75,000,000
Agreement with Cantor Fitzgerald, Inc., 1.000%, dated 5/28/2010, to be repurchased at $20,002,222 on 6/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 8/25/2032, with a market value of $20,400,001	20,000,000	20,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.200%, dated 5/28/2010, to be repurchased at $100,002,222 on 6/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2040, with a market value of $102,000,000	100,000,000	100,000,000

Agreement with Fixed Income Clearing Corp., 0.060%, dated 5/28/2010, to be repurchased at $19,635,714 on 6/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 2/12/2015, with a market value of $20,033,046	19,635,583	19,635,583
Agreement with Morgan Stanley & Co., Inc., 0.180%, dated 5/28/2010, to be repurchased at $16,000,320 on 6/1/2010, collateralized by a U.S. Government Agency Obligation with a maturity of 11/17/2015, with a market value of $16,346,868	16,000,000	16,000,000

Total Repurchase Agreements		230,635,583

Total Investments - 100.0% (at amortized cost)		601,722,361
Other Assets and Liabilities - 0.0%		58,337

Total Net Assets - 100.0%		$601,780,698

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.6%

Alabama - 3.6%
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.370%, 10/1/2032, Call Date 7/1/2010 (4)	$1,465,000	$1,465,000
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.370%, 10/1/2032, Call Date 7/1/2010 (4)	1,584,000	1,584,000
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.370%, 10/1/2032, Call Date 7/1/2010 (4)	3,200,000	3,200,000
JP Morgan Chase Putters/Drivers Trust, Higher Education, Revenue Bonds, 0.340%, 12/1/2029, Call Date 6/1/2016 (4) (6) (7)	4,845,000	4,845,000
Mobile Industrial Development Board, Pollution, Revenue Bonds, 1.400%, 7/16/2010 (4)	12,000,000	12,000,000
Mobile Industrial Development Board, Pollution, Revenue Bonds, 1.400%, 7/16/2010 (4)	10,000,000	10,000,000

		33,094,000
Arizona - 3.5%
Arizona Health Facilities Authority, Medical, Revenue Bonds, 0.390%, 2/1/2042, Call Date 2/1/2013 (4)	8,000,000	8,000,000
Greater Arizona Development Authority, Facilities, Revenue Bonds, 0.370%, 8/1/2015 (4)	2,680,000	2,680,000
Puttable Floating Option Tax-Exempt Receipts, Medical, Revenue Bonds, 0.540%, 2/1/2042, Call Date 2/1/2013 (4)	21,705,000	21,705,000

		32,385,000
Arkansas - 0.8%
Benton County Public Facilities Board, Higher Education, Revenue Bonds, 0.290%, 6/1/2026, Call Date 6/1/2010 (4)	7,740,000	7,740,000

California - 6.8%
Abag Finance Authority for Nonprofit Corps., General, Revenue Bonds, 0.350%, 10/1/2029, Call Date 6/1/2010 (4)	10,430,000	10,430,000
California Municipal Finance Authority, Education, Revenue Bonds, 2.230%, 8/1/2037, Call Date 6/1/2010 (4)	8,320,000	8,320,000
City of Concord, Multi-Family Housing, Revenue Bonds, 0.330%, 7/15/2018 (4)	3,600,000	3,600,000
Elsinore Valley Municipal Water District, General, Certificate of Participation, 2.250%, 7/1/2035, Call Date 6/1/2010 (4)	7,900,000	7,900,000
Fontana Unified School District, School District, GO UT, 0.440%, 2/1/2016 (4)	3,765,000	3,765,000
Sacramento County Housing Authority, Multi-Family Housing, Revenue Bonds, 0.380%, 5/15/2031 (4)	7,500,000	7,500,000
State of California, General Obligation, GO UT, 0.360%, 3/1/2035, Call Date 3/1/2016 (4)	12,250,000	12,250,000
State of California, General Obligation, GO UT, 0.440%, 2/1/2015 (4)	4,995,000	4,995,000
Sweetwater Union High School District, School District, GO UT, 0.440%, 8/1/2013 (4)	3,620,000	3,620,000

		62,380,000
Colorado - 3.3%
County of Pueblo, Medical, Revenue Bonds, 0.400%, 11/1/2028, Call Date 8/1/2010 (4)	1,500,000	1,500,000
JP Morgan Chase Putters/Drivers Trust, Single Family Housing, Revenue Bonds, 0.390%, 11/1/2016 (4) (6) (7)	3,250,000	3,250,000
Southern Ute Tribe of Southern Ute Indian Reservation, General, Revenue Bonds, 0.300%, 11/1/2031, Call Date 6/1/2010 (4)	10,000,000	10,000,000
Southern Ute Tribe of Southern Ute Indian Reservation, General, Revenue Bonds, 0.400%, 4/1/2040, Call Date 6/1/2010 (4) (6) (7)	15,300,000	15,300,000

		30,050,000
Connecticut - 0.4%
Connecticut State Health & Educational Facility Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 0.390%, 1/1/2016 (4)	3,575,000	3,575,000

District of Columbia - 0.7%
District of Columbia, Education, Revenue Bonds, 0.420%, 10/1/2023, Call Date 6/1/2010 (4)	4,115,000	4,115,000
District of Columbia, General, Revenue Bonds, 0.420%, 3/1/2026, Call Date 6/1/2010 (4)	2,060,000	2,060,000

		6,175,000

Florida - 13.3%
Brevard County Health Facilities Authority, Medical, Revenue Bonds, 0.510%, 1/1/2034, Call Date 6/1/2010 (4)	5,900,000	5,900,000
Broward County School Board, General, Certificate of Participation, 0.440%, 1/1/2016 (4)	4,995,000	4,995,000
Citizens Property Insurance Corp., General, Revenue Notes, 2.000%, 4/21/2011	12,500,000	12,578,868
Citizens Property Insurance Corp., General, Revenue Notes, 4.500%, 6/1/2010	35,000,000	35,000,000
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2010, Call Date 6/1/2010 (4)	3,050,000	3,050,000
County of Brevard, Education, Revenue Bonds, 0.420%, 10/1/2019, Call Date 7/1/2010 (4)	2,530,000	2,530,000
County of St. Lucie, Power, Revenue Bonds, 0.300%, 9/1/2028, Call Date 6/1/2010 (4)	12,000,000	12,000,000
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 0.260%, 11/15/2027 (4)	11,825,000	11,825,000
Hillsborough County School Board, General, Certificate of Participation, 0.290%, 7/1/2030, Call Date 6/1/2010 (4)	3,700,000	3,700,000
JP Morgan Chase Putters/Drivers Trust, Water, Revenue Bonds, 0.390%, 11/1/2015 (4) (6) (7)	3,700,000	3,700,000
JP Morgan Chase Putters/Drivers Trust, Water, Revenue Bonds, 0.390%, 4/1/2018 (4) (6) (7)	3,000,000	3,000,000
Miami-Dade County Industrial Development Authority, General, Revenue Bonds, 0.290%, 5/1/2028, Call Date 6/1/2010 (4)	5,405,000	5,405,000
Orange County Health Facilities Authority, Medical, Revenue Bonds, 0.420%, 11/15/2036, Call Date 6/1/2010 (4)	1,610,000	1,610,000
Orange County Industrial Development Authority, Education, Revenue Bonds, 0.420%, 10/1/2023, Call Date 6/1/2010 (4)	3,165,000	3,165,000
Orlando-Orange County Expressway Authority, Transportation, Revenue Bonds, 0.360%, 7/1/2040, Call Date 6/1/2010 (4)	10,000,000	10,000,000
Palm Beach County School Board, General, Certificate of Participation, 0.340%, 8/1/2026, Call Date 8/1/2016 (4)	3,715,000	3,715,000

		122,173,868
Georgia - 0.4%
Rome-Floyd County Development Authority, Facilities, Revenue Bonds, 0.390%, 11/1/2011 (4)	3,500,000	3,500,000

Hawaii - 0.2%
Hawaii State Department of Budget & Finance, Medical, Revenue Bonds, 0.370%, 5/1/2019, Call Date 6/1/2010 (4)	2,000,000	2,000,000

Illinois - 6.7%
City of Chicago, Airport, Revenue Bonds, 0.310%, 1/1/2014 (4)	9,790,000	9,790,000
Illinois Finance Authority, Medical, Revenue Bonds, 0.360%, 7/1/2029, Call Date 7/1/2012 (4)	5,850,000	5,850,000
Illinois Finance Authority, Medical, Revenue Bonds, 0.400%, 5/1/2038, Call Date 6/1/2010 (4)	6,001,000	6,001,000
Phoenix Realty Special Account-U LP, Multi-Family Housing, Revenue Bonds, 0.450%, 4/1/2020, Call Date 6/1/2010 (4)	4,075,000	4,075,000
Regional Transportation Authority, General, Revenue Bonds, 0.310%, 7/1/2028 (4)	9,430,000	9,430,000
Term Tender Custodial Receipts, Medical, Revenue Bonds, 0.650%, 9/17/2010 (4) (6) (10)	20,050,000	20,059,033
Upper Illinois River Valley Development Authority, Development, Revenue Bonds, 0.440%, 8/1/2033, Call Date 6/1/2010 (4)	6,335,000	6,335,000

		61,540,033
Indiana - 2.5%
City of South Bend, Development, Revenue Bonds, 0.290%, 4/1/2033, Call Date 6/3/2010 (4)	6,955,000	6,955,000
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Education, Revenue Bonds, 0.300%, 4/1/2021, Call Date 6/1/2010 (4)	3,795,000	3,795,000
Indiana Finance Authority, Medical, Revenue Bonds, 0.300%, 6/1/2042, Call Date 6/1/2010 (4)	2,600,000	2,600,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 0.290%, 6/1/2029, Call Date 12/1/2016 (4)	10,025,000	10,025,000

		23,375,000
Iowa - 4.3%
Iowa Finance Authority, Development, Revenue Bonds, 0.360%, 6/1/2036, Call Date 6/1/2010 (4)	21,000,000	21,000,000
Iowa Finance Authority, Development, Revenue Bonds, 0.360%, 9/1/2036, Call Date 6/1/2010 (4)	19,000,000	19,000,000

		40,000,000
Kansas - 1.5%
City of Burlington, Pollution, Revenue Bonds, 0.590%, 8/12/2010	3,900,000	3,900,000
City of Burlington, Pollution, Revenue Bonds, 0.600%, 8/17/2010	3,400,000	3,400,000
City of Burlington, Pollution, Revenue Bonds, 0.600%, 8/17/2010	6,995,000	6,995,000

		14,295,000
Kentucky - 0.7%
Hancock County, 0.390%, 7/1/2011 (4)	1,000,000	1,000,000
Hancock County, 0.390%, 7/1/2012 (4)	1,685,000	1,685,000

Hardin County Water District No. 1, Water, Revenue Bonds, 0.450%, 9/1/2022, Call Date 6/3/2010 (4) (5)	3,540,000	3,540,000

		6,225,000
Louisiana - 3.1%
Lafayette Parish Industrial Development Board, Development, Revenue Bonds, 0.600%, 12/15/2014, Call Date 6/1/2010 (4)	1,510,000	1,510,000
Louisiana Public Facilities Authority, Medical, Revenue Bonds, 0.440%, 1/1/2022 (4)	1,665,000	1,665,000
Parish of St. James, Development, Revenue Bonds, 0.340%, 11/1/2039, Call Date 6/1/2010 (4)	25,000,000	25,000,000

		28,175,000
Maryland - 1.7%
County of Carroll, Nursing Homes, Revenue Bonds, 0.270%, 1/1/2034, Call Date 6/1/2010 (4)	2,730,000	2,730,000
County of Washington, Nursing Homes, Revenue Bonds, 0.360%, 11/1/2032, Call Date 6/1/2010 (4)	11,570,000	11,570,000
Maryland Health & Higher Educational Facilities Authority, Nursing Homes, Revenue Bonds, 0.340%, 1/1/2037, Call Date 6/1/2010 (4)	1,100,000	1,100,000

		15,400,000
Massachusetts - 1.8%
BB&T Municipal Trust, General, 0.440%, 10/1/2028 (4) (6) (7)	9,400,000	9,400,000
Massachusetts Development Finance Agency, Nursing Homes, Revenue Bonds, 0.700%, 6/1/2034, Call Date 6/1/2010 (4)	7,660,000	7,660,000

		17,060,000
Michigan - 3.4%
Charter Township of Holland, General, Revenue Bonds, 0.420%, 10/1/2028, Call Date 6/1/2010 (4)	3,865,000	3,865,000
Michigan Higher Education Facilities Authority, Higher Education, Revenue Bonds, 0.330%, 2/1/2031 (4)	4,585,000	4,585,000
Michigan Higher Education Facilities Authority, Higher Education, Revenue Bonds, 0.340%, 3/1/2031, Call Date 6/1/2010 (4)	13,100,000	13,100,000
Michigan Strategic Fund, Nursing Homes, Revenue Bonds, 0.370%, 2/1/2032, Call Date 6/1/2010 (4)	5,565,000	5,565,000
Oakland County Economic Development Corp., Development, Revenue Bonds, 0.340%, 11/1/2037, Call Date 6/1/2010 (4)	4,000,000	4,000,000

		31,115,000
Minnesota - 1.8%
City of Bloomington, Development, Revenue Bonds, 0.300%, 12/1/2015 (4)	3,310,000	3,310,000
City of Bloomington, Development, Revenue Bonds, 0.300%, 12/1/2015, Call Date 6/1/2010 (4)	3,405,000	3,405,000
City of Ramsey, Development, Revenue Bonds, 0.350%, 12/1/2023 (4)	3,315,000	3,315,000
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, 0.540%, 1/1/2030 (4)	6,850,000	6,850,000

		16,880,000
Mississippi - 0.5%
Mississippi Hospital Equipment & Facilities Authority, Medical, Revenue Bonds, 0.270%, 6/3/2010 (4)	4,340,000	4,340,000

Montana - 0.4%
Montana Board of Investments, General, Revenue Bonds, 0.300%, 9/1/2010 (4)	3,925,000	3,925,000

Nebraska - 1.0%
Central Plains Energy Project, Power, Revenue Bonds, 0.310%, 12/1/2021 (4)	8,495,000	8,495,000
Nebraska Investment Finance Authority, Multi-Family Housing, Revenue Bonds, 0.440%, 9/1/2031, Call Date 6/1/2010 (4)	600,000	600,000

		9,095,000
New Hampshire - 1.3%
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, 0.440%, 8/1/2011 (4)	8,690,000	8,690,000
New Hampshire Health & Education Facilities Authority, Nursing Homes, Revenue Bonds, 0.530%, 5/1/2036, Call Date 6/1/2010 (4)	3,500,000	3,500,000

		12,190,000
New Jersey - 3.0%
JP Morgan Chase Putters/Drivers Trust, Transportation, Revenue Bonds, 0.390%, 12/15/2013 (4) (6) (7)	2,775,000	2,775,000
New Jersey Economic Development Authority, Nursing Homes, Revenue Bonds, 0.370%, 11/1/2040, Call Date 6/1/2010 (4)	4,875,000	4,875,000

New Jersey Economic Development Authority, Transportation, Revenue Bonds, 0.380%, 12/1/2027, Call Date 6/1/2010 (4)	10,000,000	10,000,000
New Jersey Economic Development Authority, Transportation, Revenue Bonds, 0.380%, 12/1/2027, Call Date 6/1/2010 (4)	10,000,000	10,000,000

		27,650,000
New York - 4.0%
City of New York, General Obligation, GO UT, 0.280%, 2/15/2018, Call Date 6/1/2010 (4)	4,300,000	4,300,000
New York City Industrial Development Agency, General, Revenue Bonds, 0.340%, 3/1/2030, Call Date 6/1/2010 (4)	4,500,000	4,500,000
New York State Dormitory Authority, Higher Education, Revenue Bonds, 0.280%, 9/1/2026 (4)	3,765,000	3,765,000
New York State Dormitory Authority, Higher Education, Revenue Bonds, 0.280%, 9/1/2036, Call Date 6/1/2010 (4)	4,030,000	4,030,000
New York State Thruway Authority, Transportation, Revenue Bonds, 0.320%, 1/1/2014 (4)	4,995,000	4,995,000
Onondaga County Industrial Development Agency, Development, Revenue Bonds, 0.340%, 12/1/2021, Call Date 9/2/2010 (4)	4,420,000	4,420,000
Suffolk County Industrial Development Agency, Development, Revenue Bonds, 0.550%, 4/1/2018, Call Date 6/2/2010 (4)	3,785,000	3,785,000
Utica Industrial Development Agency, Higher Education, Revenue Bonds, 0.480%, 7/15/2029, Call Date 6/1/2010 (4)	6,645,000	6,645,000

		36,440,000
Ohio - 9.4%
City of Brunswick, General Obligation, GO, 1.650%, 11/17/2010	3,000,000	3,006,853
County of Erie, General Obligation, Revenue Bonds, 0.490%, 8/15/2046, Call Date 7/2/2010 (4)	11,000,000	11,000,000
County of Lawrence, Development, Revenue Bonds, 0.390%, 11/1/2011 (4)	3,250,000	3,250,000
County of Warren, 0.470%, 9/1/2015 (4)	5,190,000	5,190,000
Montgomery County Transportation Improvement District, Transportation, GO, 2.375%, 8/1/2010, Call Date 7/2/2010	9,500,000	9,500,000
Ohio State Higher Educational Facility Commission, Medical, Revenue Bonds, 0.360%, 1/15/2046, Call Date 1/15/2017 (4)	11,250,000	11,250,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 0.540%, 10/1/2030 (4)	24,975,000	24,975,000
Puttable Floating Option Tax-Exempt Receipts, Higher Education, Revenue Bonds, 0.540%, 6/1/2037 (4)	11,065,000	11,065,000
University of Cincinnati, Higher Education, Revenue Bonds, 2.000%, 6/1/2010	1,350,000	1,350,000
University of Cincinnati, Higher Education, Revenue Notes, 2.000%, 7/21/2010	6,350,000	6,356,872

		86,943,725
Oklahoma - 0.5%
Oklahoma Industries Authority, Education, Revenue Bonds, 0.600%, 8/1/2018, Call Date 6/1/2010 (4)	1,275,000	1,275,000
Tulsa Industrial Authority, General, Revenue Bonds, 0.470%, 11/1/2026, Call Date 6/1/2010 (4)	2,905,000	2,905,000

		4,180,000
Pennsylvania - 2.4%
Allegheny County Industrial Development Authority, Development, Revenue Bonds, 0.390%, 7/1/2010 (4)	3,100,000	3,100,000
BB&T Municipal Trust, General, 0.320%, 12/1/2014, Call Date 6/1/2010 (4)	7,910,000	7,910,000
JP Morgan Chase Putters/Drivers Trust, General Obligation, Revenue Bonds, 0.440%, 6/1/2015 (4) (6) (7)	4,800,000	4,800,000
Reading School District, School District, GO UT, 0.440%, 1/15/2014 (4)	6,260,000	6,260,000

		22,070,000
Puerto Rico - 1.4%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, Development, Revenue Bonds, 1.000%, 3/1/2013 (4)	7,605,000	7,605,000
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, Pollution, Revenue Bonds, 0.950%, 3/1/2013, Call Date 3/1/2011 (4)	5,770,000	5,770,000

		13,375,000
Rhode Island - 2.3%
Rhode Island Health & Educational Building Corp., Higher Education, Revenue Bonds, 0.550%, 3/1/2034, Call Date 6/1/2010 (4)	11,610,000	11,610,000
Rhode Island Health & Educational Building Corp., Higher Education, Revenue Bonds, 0.550%, 11/1/2036, Call Date 6/1/2010 (4)	9,945,000	9,945,000

		21,555,000
South Carolina - 0.2%
South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, 0.370%, 4/1/2012 (4)	2,095,000	2,095,000

South Dakota - 1.5%
South Dakota Housing Development Authority, Housing, Revenue Bonds, 0.370%, 11/1/2048, Call Date 6/1/2010 (4)	6,650,000	6,650,000
South Dakota Housing Development Authority, Multi-Family Housing, Revenue Bonds, 0.390%, 5/1/2048, Call Date 6/1/2010 (4)	7,320,000	7,320,000

		13,970,000
Tennessee - 0.5%
Rutherford County Industrial Development Board, Development, Revenue Bonds, 0.390%, 7/1/2010 (4)	1,000,000	1,000,000
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, 0.540%, 1/1/2030, Call Date 6/15/2010 (4)	3,500,000	3,500,000

		4,500,000
Texas - 3.0%
Atascosa County Industrial Development Corp., Power, Revenue Bonds, 0.650%, 6/30/2020, Call Date 6/1/2010 (4)	11,000,000	11,000,000
Bowie County Industrial Development Corp., Development, Revenue Bonds, 0.280%, 11/1/2025, Call Date 6/1/2010 (4)	3,500,000	3,500,000
Dallam County Industrial Development Corp., Pollution, Revenue Bonds, 0.740%, 5/1/2039, Call Date 6/1/2010 (4)	2,800,000	2,800,000
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, 0.300%, 1/1/2023 (4) (6)	10,480,000	10,480,000

		27,780,000
Utah - 0.6%
Utah Associated Municipal Power Systems, Power, Revenue Bonds, 0.390%, 4/1/2012 (4)	5,360,000	5,360,000

Virginia - 0.8%
Caroline County Industrial Development Authority, Utilities, Revenue Bonds, 0.310%, 12/1/2037, Call Date 6/3/2010 (4)	6,120,000	6,120,000
Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Revenue Bonds, 0.420%, 9/1/2019, Call Date 6/1/2010 (4)	1,305,000	1,305,000

		7,425,000
Wisconsin - 6.3%
Ashland School District, School District, Revenue Notes, 1.500%, 8/27/2010	4,300,000	4,302,130
D C Everest Area School District, School District, Revenue Notes, 2.000%, 9/24/2010	3,500,000	3,502,702
Edgerton School District, School District, Revenue Notes, 1.250%, 10/21/2010	3,820,000	3,820,440
Green Bay Housing Authority, Nursing Homes, Revenue Bonds, 2.250%, 1/1/2035, Call Date 6/3/2010 (4)	3,750,000	3,750,000
Hartford Union High School District, School District, Revenue Notes, 1.280%, 10/29/2010	2,600,000	2,600,628
Pulaski Community School District, Education, Revenue Notes, 1.500%, 9/14/2010	4,100,000	4,101,146
Rice Lake Area School District, Education, Revenue Notes, 1.500%, 11/1/2010	2,995,000	2,997,590
Sun Prairie Area School District, School District, Revenue Notes, 1.250%, 10/18/2010	6,800,000	6,800,753
Waukesha Housing Authority, Multi-Family Housing, Revenue Bonds, 0.420%, 2/1/2026, Call Date 6/1/2010 (4)	5,390,000	5,390,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.360%, 8/15/2034, Call Date 8/15/2016 (4)	2,200,000	2,200,000
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 0.600%, 5/1/2026, Call Date 6/1/2010 (4)	120,000	120,000
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Revenue Bonds, 0.450%, 5/1/2037, Call Date 6/1/2010 (4)	4,785,000	4,785,000
Wisconsin Municipalities Private School Finance Commission, Medical, Revenue Bonds, 0.390%, 10/1/2045, Call Date 6/1/2010 (4)	3,035,000	3,035,000
Wisconsin Rapids School District, School District, Revenue Notes, 1.500%, 9/21/2010	8,000,000	8,005,566
Wrightstown Community School District, Education, Revenue Notes, 1.500%, 9/30/2010	2,300,000	2,301,275

		57,712,230

Total Municipals		917,743,856

Mutual Funds - 0.3%
Federated Tax-Free Obligations Fund, Class I, 0.155%	3,117,319	3,117,319

Total Mutual Funds		3,117,319

Total Investments - 99.9% (at amortized cost)		920,861,175
Other Assets and Liabilities - 0.1%		704,480

Total Net Assets - 100.0%		$921,565,655

Prime Money Market Fund

SCHEDULE OF INVESTMENTS - As of May 31, 2010

(Unaudited)

Description	Principal Amount	Value
Certificates of Deposit - 4.1%

Banks - 4.1%
Bank of Montreal, 0.370%, 8/9/2010	$100,000,000	$100,000,000
UBS AG Stamford, 0.450%, 6/7/2010	50,000,000	50,000,000

Total Certificates of Deposit		150,000,000

Commercial Paper - 47.2%

Asset-Backed Securities - 19.1%
Atlantis One Funding Corp., 0.420%, 8/11/2010 (11)	150,000,000	149,875,750
Clipper Receivables Co., LLC, 0.260%, 6/1/2010 (6) (7) (11)	100,000,000	100,000,000
Concord Minutemen Capital Co., LLC, 0.550%, 8/16/2010 (11)	100,000,000	99,883,889
GovCo LLC, 0.290%, 7/7/2010 (11)	50,000,000	49,985,500
GovCo LLC, 0.320%, 6/23/2010 (6) (7) (11)	50,000,000	49,990,222
GovCo LLC, 0.320%, 7/22/2010 (11)	30,000,000	29,986,400
GovCo LLC, 0.330%, 6/17/2010 (6) (7) (11)	20,000,000	19,997,067
Jupiter Securitization Corp., 0.400%, 8/9/2010 (11)	100,000,000	99,923,333
Lexington Parker Capital Co., LLC, 0.500%, 6/4/2010 (6) (7) (11)	100,000,000	99,995,834

		699,637,995

Automobiles - 9.5%
Ford Credit Auto Receivables Trust, 0.330%, 7/1/2010 (11)	75,000,000	74,979,375
Ford Credit Auto Receivables Trust, 0.540%, 9/15/2010 (11)	75,000,000	74,880,750
Paccar Financial Corp., 0.420%, 8/13/2010 (11)	47,200,000	47,159,801
Toyota Motor Credit Corp., 0.360%, 7/21/2010 (11)	100,000,000	99,950,000
Toyota Motor Credit Corp., 0.570%, 8/24/2010 (11)	50,000,000	49,933,500

		346,903,426

Foreign Banks - 11.8%
ANZ National Ltd., 0.500%, 8/30/2010 (11)	75,000,000	74,906,250
Natixis Commercial Paper Corp., 0.450%, 7/12/2010 (6) (7) (11)	71,500,000	71,463,356
Skandinaviska Enskilda Banken AB, 0.380%, 7/28/2010 (11)	100,000,000	99,939,833
Skandinaviska Enskilda Banken AB, 0.390%, 8/2/2010 (6) (7) (11)	50,000,000	49,966,417
Societe Generale North America, Inc., 0.300%, 7/8/2010 (11)	60,802,000	60,783,253
Societe Generale North America, Inc., 0.300%, 7/20/2010 (11)	75,000,000	74,969,375

		432,028,484

Insurance - 6.8%
Prudential Funding LLC, 0.520%, 8/26/2010 (11)	100,000,000	99,875,778
Swiss RE Treasury U.S. Corp., 0.330%, 7/23/2010 (6) (7) (11)	50,000,000	49,976,167
Swiss RE Treasury U.S. Corp., 0.530%, 8/23/2010 (11)	100,000,000	99,877,805

		249,729,750

Total Commercial Paper		1,728,299,655

Municipals - 9.9%

Connecticut -2.1%
Connecticut Housing Finance Authority, Housing, Revenue Bonds, 0.380%, 11/15/2038, Call Date 6/3/2010 (4)	48,610,000	48,610,000
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, GO, 0.330%, 5/15/2031, Call Date 6/1/2010 (4) (9)	27,330,000	27,330,000

		75,940,000
Florida - 0.6%
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 0.260%, 11/15/2024, Call Date 6/1/2010 (4)	23,115,000	23,115,000

New York - 4.1%
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds, FNMA, 0.300%, 5/15/2034, Call Date 6/15/2010 (4) (9)	44,500,000	44,500,000
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds, FNMA, 0.300%, 6/15/2034, Call Date 6/2/2010 (4) (9)	49,000,000	49,000,000
New York State Housing Finance Agency, Multi-Family Housing, Revenue Bonds, FNMA, 0.300%, 11/15/2038, Call Date 6/2/2010 (4) (9)	56,100,000	56,100,000

		149,600,000
Ohio - 1.6%
Lake County, Medical, Revenue Bonds, 0.270%, 8/15/2041, Call Date 6/1/2010 (4)	28,500,000	28,500,000
Lake County, Medical, Revenue Bonds, 0.270%, 8/15/2041, Call Date 6/1/2010 (4)	28,750,000	28,750,000

		57,250,000
Wisconsin - 1.5%
Wisconsin Health & Educational Facilities Authority, Higher Education, Revenue Bonds, 0.250%, 12/1/2033, Call Date 6/1/2010 (4)	36,700,000	36,700,000
Wisconsin Housing & Economic Development Authority, Single Family Housing, Revenue Bonds, 0.450%, 3/1/2036, Call Date 6/1/2010 (4)	19,290,000	19,290,000

		55,990,000

Total Municipals		361,895,000

Notes-Variable - 15.9%

Banks - 6.2%
Calyon New York, 0.349%, 9/1/2010 (4)	75,000,000	75,000,000
Dexia Credit Local NY, 1.054%, 4/18/2011 (4)	150,000,000	150,000,000

		225,000,000

Diversified Financial Services - 1.1%
General Electric Capital Corp., 0.345%, 7/8/2010 (4)	40,000,000	40,000,000

Foreign Banks - 5.5%
Rabobank Nederland NV, 0.436%, 6/16/2011 (4) (6) (7)	50,000,000	50,000,000
Svenska Handelsbanken AB, 0.292%, 7/1/2011 (4) (6) (7)	150,000,000	150,000,000

		200,000,000

Insurance - 3.1%
Metropolitan Life Insurance Co., 0.544%, 2/1/2011 (4) (10)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 0.544%, 3/1/2011 (4) (10)	65,000,000	65,000,000

		115,000,000

Total Notes-Variable		580,000,000

Repurchase Agreements - 18.9%
Agreement with Deutsche Bank Alex Brown, Inc., 0.200% dated 5/28/2010, to be repurchased at $150,003,333 on 6/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 11/23/2035, with a market value of $153,002,619	150,000,000	150,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.320%, dated 5/28/2010, to be repurchased at $150,005,333 on 6/1/2010, collateralized by Corporate Bonds with various maturities to 12/1/2099, with a market value of $156,000,001	150,000,000	150,000,000
Agreement with Fixed Income Clearing Corp., 0.060%, dated 5/28/2010, to be repurchased at $99,789,425 on 6/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 2/12/2015, with a market value of $101,785,886	99,788,759	99,788,759
Agreement with Morgan Stanley & Co., Inc., 0.180%, dated 5/28/2010, to be repurchased at $110,002,200 on 6/1/2010, collateralized by U.S. Government Agency Obligations with various maturities to 5/18/2029, with a market value of $112,950,188	110,000,000	110,000,000
Agreement with Morgan Stanley & Co., Inc., 0.320%, dated 5/28/2010, to be repurchased at $30,001,067 on 6/1/2010, collateralized by a Corporate Bond with a maturity of 2/15/2019, with a market value of $31,500,000	30,000,000	30,000,000
Agreement with Morgan Stanley & Co., Inc., Private Label CMO, 0.420%, dated 5/28/2010, to be repurchased at $150,007,000 on 6/1/2010, collateralized by Collateralized Mortgage Obligations with various maturities to 5/15/2049, with a market value of $160,500,001	150,000,000	150,000,000

Total Repurchase Agreements		689,788,759

Trust Demand Notes - 3.9%
Broker/Dealers - 3.9%
JP Morgan Securities, Inc., 0.470%, 6/1/2010 (4)	143,000,000	143,000,000

Total Trust Demand Notes	143,000,000

Total Investments - 99.9% (at amortized cost)	3,652,983,414
Other Assets and Liabilities - 0.1%	5,318,977

Total Net Assets - 100.0%	$3,658,302,391

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2010.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2010.

(5)	Purchased on a when-issued or delayed delivery basis.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At May 31, 2010, these securities amounted to:

Fund	Amount	% of Total Net Assets
Emerging Markets Equity Fund	$1,594,126	2.76%
Ultra Short-Tax Free Fund	500,000	0.21
Short-Term Income Fund	14,273,800	11.18
Short-Intermediate Bond Fund	29,179,568	17.01
Government Income Fund	21,072,171	5.11
Corporate Income Fund	5,500,915	8.71
Aggregate Bond Fund	41,751,475	14.36
Core Plus Bond Fund	5,708,512	7.97
Tax-Free Money Market Fund	77,609,033	8.42
Prime Money Market Fund	641,389,063	17.53

(7)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of Marshall Funds, Inc.

(8)	Please refer to the Statement of Additional Information for an explanation of the credit ratings. Credit ratings contained in the Schedule of Investments are unaudited.

(9)	Securities that are subject to alternative minimum tax represent 8.15% of the Intermediate Tax-Free Fund's portfolio and 4.84% of the Prime Money Market Fund’s portfolio as calculated based upon total portfolio market value.

(10)	Securities have redemption features that may delay redemption beyond seven days.

(11)	Each issue shows the rate of the discount at the time of purchase.

(12)	Issue is in default or bankruptcy.

(13)	Denotes an investment in an affiliated entity. An affiliated entity is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Marshall Fund. Transactions during the period with entities which are affiliates as of May 31, 2010 are as follows:

Fund/Security	Value Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value End of Period
Small-Cap Growth Fund DJSP Enterprises, Inc.	$—	$5,070,293	$—	$—	$3,928,166
Ultra Short Tax-Free Fund Marshall Tax-Free Money Market Fund, Class I, 0.530%	—	174,268,184	140,998,331	71,172	33,269,853
Intermediate Tax-Free Fund Marshall Tax-Free Money Market Fund, Class I, 0.530%	10,378,049	113,899,142	100,428,580	67,018	23,848,611
Corporate Income Fund Marshall Prime Money Market Fund, Class I, 0.180%	487,879	62,808,583	58,166,215	5,429	5,130,247
Core Plus Bond Fund Marshall Prime Money Market Fund, Class I, 0.180%	1,599,638	36,924,838	35,595,415	7,151	2,929,061

The following acronyms are used throughout this report:

ACA	—	American Capital Access Corporation
ADED	—	Arkansas Department of Economic Development
ADR	—	American Depository Receipt
AGC	—	Assured Guaranty Corporation
AGM	—	Federal Agriculture Mortgage Corporation
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
BHAC	—	Berkshire Hathaway Assurance Corporation
BMA	—	Bond Market Association
CFC	—	National Rural Utilities Cooperative Finance Corporation
CIFG	—	CDC IXIS Financial Guaranty
COLL	—	Collateralized
FGIC	—	Financial Guaranty Insurance Corporation
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FRN	—	Floating Rate Note

FSA	—	Financial Security Assurance Corporation
GDR	—	Global Depository Receipt
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HFDC	—	Health Facility Development Corporation
HUD	—	Department of Housing and Urban Development
IDC	—	Industrial Development Corporation
IMI	—	Investors Mortgage Insurance Company
INS	—	Insured
LIQ	—	Liquidity Agreement
LLC	—	Limited Liability Corporation
LOC	—	Letter of Credit
LP	—	Limited Partnership
LT	—	Limited Tax
MBIA	—	Municipal Bond Insurance Association
MHF	—	Maryland Housing Fund
MTN	—	Medium Term Note
NATL-RE	—	National Rural Utilities Cooperative Finance Corporation Reinsurance
NVDR	—	Non-Voting Depository Receipt
PCA	—	Pollution Control Authority
PLC	—	Public Limited Company
PSF	—	Permanent School Fund Guaranteed
PUFG	—	Permanent University Fund Guarantee
RADIAN	—	Radian Asset Assurance
REITs	—	Real Estate Investment Trusts
REMIC	—	Real Estate Mortgage Investment Conduit
TCRs	—	Transferable Custody Receipts
TRANs	—	Tax and Revenue Anticipation Notes
UT	—	Unlimited Tax
VRNs	—	Variable Rate Notes
XLCA	—	XL Capital Assurance

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at May 31, 2010 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$193,538,610	$27,092,918	$(7,783,689)	$19,309,229
Large-Cap Growth Fund	203,499,415	17,703,009	(10,268,243)	7,434,766
Mid-Cap Value Fund	305,294,230	38,753,069	(17,126,704)	21,626,365
Mid-Cap Growth Fund	289,771,689	36,703,437	(7,705,552)	28,997,885
Small-Cap Growth Fund	513,939,444	55,343,097	(18,082,172)	37,260,925
International Stock Fund	70,015,900	5,245,917	(6,180,975)	(935,058)
Emerging Markets Equity Fund	46,137,626	13,386,863	(2,091,760)	11,295,103
Ultra Short Tax-Free Fund	236,246,995	568,109	(136,778)	431,331
Short-Term Income Fund	141,690,600	2,179,431	(3,956,750)	(1,777,319)
Short-Intermediate Bond Fund	250,658,900	2,300,706	(8,269,638)	(5,968,932)
Intermediate Tax-Free Fund	331,528,169	9,645,554	(314,602)	9,330,952
Government Income Fund	632,695,208	15,840,136	(7,111,037)	8,729,099
Corporate Income Fund	71,713,281	3,195,431	(167,866)	3,027,565
Aggregate Bond Fund	415,372,600	6,363,011	(3,358,437)	3,004,574
Core Plus Bond Fund	67,497,480	4,546,223	(145,496)	4,400,727
Government Money Market Fund*	601,722,361	—	—	—
Tax-Free Money Market Fund*	920,861,175	—	—	—
Prime Money Market Fund*	3,652,983,414	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds, the valuation of which is discussed in "Investment Valuations" in Note 1 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get them back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral received from the borrower. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of May 31, 2010 (1):

Description	Value
ANZ National (Int’l) Ltd., 144a, 0.500%, 8/30/2010 (2)	$24,964,236
Blackrock Liquidity TempCash Money Market Fund, 0.161%	20,833,237
Blackrock Liquidity TempFund Money Market Fund, 0.158%	118,000,000
Concord Minutemen Capital Co., LLC, 0.600%, 6/2/2010 (2)	24,942,083
FCAR Owner Trust I, 0.540%, 9/15/2010 (2)	24,955,000
Fidelity Institutional Money Market Fund, 0.231%	502,000,000
Govco LLC, 144a, 0.450%, 8/9/2010 (2)	24,971,563
Metlife Insurance FA, 0.544%, 8/26/2010	20,000,000
Natixis U.S. Finance Co., LLC, 0.610%, 10/22/2010 (2)	24,924,174
Toyota Motor Credit Corp., 0.500%, 8/12/2010 (2)	24,967,361
UBS AG Stamford, 0.450%, 6/7/2010	25,000,340

Total	$835,557,994

Fund	Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$29,739,663	$30,787,735
Large-Cap Growth Fund	42,423,472	43,918,541
Mid-Cap Value Fund	82,605,098	85,516,229
Mid-Cap Growth Fund	99,630,282	103,141,405
Small-Cap Growth Fund	167,468,067	173,369,896
International Stock Fund	5,946,735	6,156,308
Short-Term Income Fund	10,992,856	11,380,263
Short-Intermediate Bond Fund	69,669,713	72,124,979
Government Income Fund	167,685,349	173,594,835
Corporate Income Fund	9,920,167	10,269,767
Aggregate Bond Fund	110,384,141	114,274,246
Core Plus Bond Fund	10,648,520	11,023,790

Total	$807,114,063	$835,557,994

(1)	The collateral pool is managed by the fixed income group within M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”). Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2010.
(2)	Each issue shows the rate of the discount at the time of purchase.

3. Fair Value Measurements Discussion and Disclosure

In September 2006, the Financial Accounting Standards Board (“FASB”), issued Fair Valuation Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. Fair Valuation Measurements and Disclosures establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement. The Funds adopted Fair Valuation Measurements and Disclosures as of September 1, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, Money Market holdings are valued using amortized cost under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of the holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. The following is a summary of each Fund's fair value measurements as of May 31, 2010:

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$177,797,018	$—	$—	$177,797,018
Purchased Call Options	1,007,714	—	—	1,007,714
Short-Term Investments	—	3,255,372	—	3,255,372
Total	$178,804,732	$3,255,372	$—	$182,060,104

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$163,885,050	$—	$—	$163,885,050
Purchased Call Options	780,715	—	—	780,715
Short-Term Investments	—	2,349,875	—	2,349,875
Total	$164,665,765	$2,349,875	$—	$167,015,640

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$236,591,963	$—	$—	$236,591,963
Short-Term Investments	—	4,812,403	—	4,812,403
Total	$236,591,963	$4,812,403	$—	$241,404,366

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$211,652,255	$—	$—	$211,652,255
Short-Term Investments	—	3,975,914	—	3,975,914
Total	$211,652,255	$3,975,914	$—	$215,628,169

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$368,988,854	$—	$—	$368,988,854
Short-Term Investments	—	8,841,619	—	8,841,619
Total	$368,988,854	$8,841,619	$—	$377,830,473

International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$20,571	$—	$—	$20,571
Australia	—	2,031,421	—	2,031,421
Austria	—	25,908	—	25,908
Belgium	—	93,458	—	93,458
Bermuda	—	248,033	—	248,033
Brazil	648,109	—	—	648,109
Canada	1,327,896	—	—	1,327,896
Cayman Islands	—	9,827	—	9,827
China	—	467,366	—	467,366
Denmark	—	929,748	—	929,748
Finland	—	51,571	—	51,571
France	—	4,088,611	—	4,088,611
Germany	—	6,579,679	—	6,579,679
Hong Kong	—	2,046,495	—	2,046,495
India	—	1,327,115	—	1,327,115
Indonesia	—	56,549	—	56,549
Ireland	428,663	566,939	—	995,602
Israel	257,106	—	—	257,106
Italy	—	815,259	—	815,259
Japan	—	12,060,630	—	12,060,630
Malaysia	—	180,343	—	180,343
Mexico	204,793	—	—	204,793
Netherlands	1,635,943	1,468,380	—	3,104,323
New Zealand	—	302,962	—	302,962
Norway	—	1,515,086	—	1,515,086
Portugal	—	884,716	—	884,716
Russia	—	408,829	—	408,829
Singapore	—	2,350,949	—	2,350,949
South Africa	—	286,000	—	286,000
South Korea	—	1,226,905	—	1,226,905
Spain	—	651,262	—	651,262
Sweden	—	1,731,094	—	1,731,094
Switzerland	—	2,187,503	—	2,187,503
Taiwan	357,210	742,136	—	1,099,346
Turkey	—	322,991	—	322,991
United Kingdom	—	8,916,787	—	8,916,787
United States	—	409,897	—	409,897
Preferred Stocks	—	647,829	—	647,829
Rights	11,423	—	—	11,423
Short-Term Investments	—	2,400,542	—	2,400,542
Total	$4,891,714	$58,032,820	$—	$62,924,534

Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$485,595	$900,573	$—	$1,386,168
Brazil	7,242,451	—	—	7,242,451
Chile	1,020,334	—	—	1,020,334
China	1,574,317	5,690,056	—	7,264,373
Colombia	465,002	—	—	465,002
Czech Republic	—	1,026,438	—	1,026,438
Eqypt	—	985,336	—	985,336
Hong Kong	1,512,984	570,530	—	2,083,514
India	612,637	4,241,912	—	4,854,549
Indonesia	—	499,767	—	499,767
Israel	400,625	579,415	—	980,040
Mexico	3,060,618	—	—	3,060,618
Poland	—	422,497	—	422,497
Portugal	—	330,948	—	330,948
Russia	1,092,653	4,442,616	—	5,535,269
South Africa	—	4,099,178	—	4,099,178
South Korea	760,074	4,851,734	—	5,611,808
Taiwan	575,084	3,756,988	—	4,332,072
Thailand	—	2,195,914	—	2,195,914
Turkey	—	1,452,822	—	1,452,822
United Kingdom	—	1,237,895	—	1,237,895
Short-Term Investments	—	1,345,736	—	1,345,736
Total	$18,802,374	$38,630,355	$—	$57,432,729

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$1,351,039	$191,484,006	$—	$192,835,045
Short-Term Investments	—	43,843,280	—	43,843,280
Total	$1,351,039	$235,327,286	$—	$236,678,325

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$12,633,622	$—	$12,633,622
Collateralized Mortgage Obligations	—	13,335,020	—	13,335,020
Commercial Mortgage Securities	—	20,816,573	—	20,816,573
Corporate Bonds & Notes	—	49,659,999	1,980,450	51,640,449
Municipals	—	1,545,298	—	1,545,298
Mutual Funds	8,645,972	—	—	8,645,972
U.S. Government & U.S. Government Agency Obligations	—	2,192,604	—	2,192,604
U.S. Government Agency-Mortgage Securities	—	1,098,420	—	1,098,420
Short-Term Investments	—	16,625,060	—	16,625,060
Total	$8,645,972	$117,906,596	$1,980,450	$128,533,018

Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$5,583,551	$—	$5,583,551
Commercial Mortgage Securities	—	18,417,638	—	18,417,638
Corporate Bonds & Notes	—	56,029,087	3,260,000	59,289,087
U.S. Government & U.S. Government Agency Obligations	—	53,756,861	—	53,756,861
Short-Term Investments	—	35,517,852	—	35,517,852
Total	$—	$169,304,989	$3,260,000	$172,564,989

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$1,454,180	$309,144,940	$—	$310,599,120
Short-Term Investments	—	30,450,441	—	30,450,441
Total	$1,454,180	$339,595,381	$—	$341,049,561

Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,049,776	$—	$2,049,776
Collateralized Mortgage Obligations	—	38,220,261	—	38,220,261
Commercial Mortgage Securities	—	36,267,814	—	36,267,814
Corporate Bonds & Notes	—	3,967,704	2,445,000	6,412,704
U.S. Government & U.S. Government Agency Obligations	—	50,992,130	—	50,992,130
U.S. Government Agency-Mortgage Securities	—	231,625,959	—	231,625,959
Short-Term Investments	—	102,260,828	—	102,260,828
Total	$—	$465,384,472	$2,445,000	$467,829,472

Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,632,659	$—	$4,632,659
Corporate Bonds & Notes	—	45,163,833	—	45,163,833
U.S. Government & U.S. Government Agency Obligations	—	545,757	—	545,757
Short-Term Investments	—	14,128,830	—	14,128,830
Total	$—	$64,471,079	$—	$64,471,079

Aggregate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$9,643,484	$—	$9,643,484
Commercial Mortgage Securities	—	18,977,366	—	18,977,366
Corporate Bonds & Notes	—	84,450,812	—	84,450,812
Municipals	—	6,063,224	—	6,063,224
U.S. Government & U.S. Government Agency Obligations	—	76,480,060	—	76,480,060
U.S. Government Agency-Mortgage Securities	—	37,440,331	—	37,440,331
Short-Term Investments	—	71,047,651	—	71,047,651
Total	$—	$304,102,928	$—	$304,102,928

Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,681,078	$—	$4,681,078
Commercial Mortgage Securities	—	2,521,617	—	2,521,617
Corporate Bonds & Notes	—	40,955,884	—	40,955,884
U.S. Government & U.S. Government Agency Obligations	—	10,943,008	—	10,943,008
U.S. Government Agency-Mortgage Securities	—	6,868,389	—	6,868,389
Short-Term Investments	—	5,928,231	—	5,928,231
Total	$—	$71,898,207	$—	$71,898,207

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$24,984,500	$—	$24,984,500
Corporate Bonds & Notes	—	10,000,000	—	10,000,000
Municipals	—	131,110,000	—	131,110,000
U.S. Government & U.S. Government Agency Obligations	—	204,992,278	—	204,992,278
Repurchase Agreements	—	230,635,583	—	230,635,583
Total	$—	$601,722,361	$—	$601,722,361

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$917,743,856	$—	$917,743,856
Mutual Funds	—	3,117,319	—	3,117,319
Total	$—	$920,861,175	$—	$920,861,175

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$150,000,000	$—	$150,000,000
Commercial Paper		1,728,299,655	—	1,728,299,655
Municipals	—	361,895,000	—	361,895,000
Notes-Variable	—	580,000,000	—	580,000,000
Repurchase Agreements	—	689,788,759	—	689,788,759
Trust Demand Notes	—	143,000,000	—	143,000,000
Total	$—	$3,652,983,414	$—	$3,652,983,414

	Unrealized Appreciation/Depreciation On Other Financial Instruments**
Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Fund Written Call Options	$12,060	$—	$—	$12,060
Written Put Options	(193,694)	—	—	(193,694)
Ultra Short Tax-Free Fund Futures Contracts	(14,143)	—	—	(14,143)
Intermediate Tax-Free Fund Futures Contracts	(21,131)	—	—	(21,131)
Total	$(216,908)	$—	$—	$(216,908)
*	All sub-categories within Common Stocks represent Level 1 evaluation status.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determing value:

Fund	Beginning balance September 1, 2009	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in (out) of Level 3	Ending balance May 31, 2010
Short-Term Income Fund Corporate Bonds & Notes	$1,871,586	$—	$108,864	$—	$—	$1,980,450
Short-Intermediate Bond Fund Corporate Bonds & Notes	3,080,800	—	179,200	—	—	3,260,000
Government Income Fund Corporate Bonds & Notes	2,310,600	—	134,400	—	—	2,445,000

4. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended May 31, 2010, the Large-Cap Value Fund had $984,149 in realized losses on all option contracts and the Large-Cap Growth Fund had $158,412 in realized gains on all option contracts. During the period ended May 31, 2010, the Large-Cap Value Fund had average written and purchased options outstanding of 3,102 contracts and 5,229 contracts, respectively, while the Large-Cap Growth Fund had average purchased options outstanding of 1,560 contracts.

At May 31, 2010, the Large-Cap Value Fund had the following outstanding written options:

Contracts	Type	Expiration Date	Exercise Price	Number Of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Apache Corp.	Call	January 2011	$120.00	278	$58,380	$54,070
Bank of America Corp.	Call	January 2011	20.00	3922	301,994	(35,302)
CME Group, Inc.	Call	January 2011	370.00	26	48,490	(9,985)
Dean Foods Co.	Call	June 2010	12.50	325	4,063	536
Halliburton Co.	Call	January 2011	35.00	916	61,372	125,764
Mastercard, Inc. Class A	Call	June 2010	240.00	40	800	8,280
McKesson Corp.	Call	January 2011	75.00	360	153,000	(86,862)
Visa, Inc. Class A	Call	June 2010	85.00	200	2,200	17,400
Whirlpool Corp.	Call	June 2010	95.00	67	74,705	(61,841)
Anadarko Petroleum Corp.	Put	June 2010	60.00	135	109,013	(80,845)
Halliburton Co.	Put	July 2010	29.00	400	169,000	(112,849)

Total				6,669		$(181,634)

At May 31, 2010, the Large-Cap Growth Fund had no outstanding written options.

5. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2010, the following Funds had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Depreciation
Ultra Short Tax-Free Fund	September 2010	30	U.S. 2 Year Note	Short	$(14,143)
Intermediate Tax-Free Fund	September 2010	20	U.S. 1 Year Note	Short	(6,952)
Intermediate Tax-Free Fund	September 2010	30	U.S. 2 Year Note	Short	(14,179)

During the period ended May 31, 2010, the Ultra Short Tax-Free Fund had an average of 8 short futures contracts outstanding, the Short-Term Income Fund had an average of 63 long futures contracts outstanding and the Intermediate Tax-Free Fund had an average of 20 short futures contracts outstanding.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2010 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By:	John M. Blaser
President
July 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President
(Principal Executive Officer)
July 22, 2010

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer
(Principal Financial Officer)
July 22, 2010